     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 033-19421

                                                                       811-05439

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 32                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 166                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 361-5590

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

OPPORTUNITY VARIABLE ANNUITY

VARIABLE ACCOUNT D

ISSUED BY:
UNION SECURITY INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164

ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Opportunity Variable Annuity. Please read it carefully before you purchase your variable annuity.

Opportunity Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http:/www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Insurance Company                                             8
  The Separate Account                                                         8
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            18
  Death Benefit                                                               19
  Surrenders                                                                  21
ANNUITY PAYOUTS                                                               22
OTHER PROGRAMS AVAILABLE                                                      24
OTHER INFORMATION                                                             25
  Legal Matters                                                               26
  More Information                                                            26
FEDERAL TAX CONSIDERATIONS                                                    26
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      33
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS            34
APPENDIX II -- LOANS UNDER 403(B) QUALIFIED CONTRACTS                         40
APPENDIX III -- ACCUMULATION UNIT VALUES                                      42

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $35 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

4                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY INSURANCE COMPANY                                           5

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                   None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium Payments) (1)                          5%
  First Year (2)                                                                                            5%
  Second Year                                                                                               5%
  Third Year                                                                                                5%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                5%
  Sixth Year or later                                                                                       0%
CHARGE FOR EACH 403 (b) CONTRACT LOAN                                                                   $100

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $35
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.10%
  Total Separate Account Annual Expenses                                                                  1.35%

(3) An annual $35 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.99%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                                           UNION SECURITY INSURANCE COMPANY

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                           $743
3 years                                                        $1,324
5 years                                                        $1,906
10 years                                                       $2,965


(2)  If you annuitize at the end of the applicable time period:


1 year                                                           $240
3 years                                                          $796
5 years                                                        $1,376
10 years                                                       $2,935


(3)  If you do not Surrender your Contract:


1 year                                                           $270
3 years                                                          $826
5 years                                                        $1,406
10 years                                                       $2,965


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix III for information regarding Accumulation Unit Values.

UNION SECURITY INSURANCE COMPANY                                           7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X a Premium Payment or earnings that have been in your Contract for more than five years

X  a Distributions made due to death

X  Distributions under a program for substantially equal periodic payments.

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $35.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

If your Contract was issued with the Enhanced Death Benefit Rider and death occurs before the Contract Owners 75th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders compounded annually at 3% capped at a maximum of 200% of total Premium Payments minus any partial Surrenders (the "Rollup Amount"); or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before death, minus any partial Surrenders since that anniversary.

See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

8                                           UNION SECURITY INSURANCE COMPANY

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You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. and is the ultimate parent of Union Security Insurance Company. Assurant, Inc. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

UNION SECURITY INSURANCE COMPANY                                           9

-------------------------------------------------------------------------------

THE FUNDS


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
 II, INC.
 HARTFORD GROWTH           Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term capital          HL Investment Advisors, LLC
  STOCK HLS FUND -- CLASS  appreciation               Sub-advised by Lazard Asset
  IA                                                  Management, LLC
 HARTFORD LARGECAP GROWTH  Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company
 HARTFORD MIDCAP GROWTH    Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company
 HARTFORD SMALLCAP GROWTH  Maximize capital           HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation               Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD SMALLCAP VALUE   Capital appreciation       HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Kayne Anderson
                                                      Rudnick Investment Management,
                                                      LLC, Metropolitan West Capital
                                                      Management, LLC and SSgA Funds
                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT  Maximize total return      HL Investment Advisors, LLC
  SECURITIES HLS FUND --   with a high level of       Sub-advised by Hartford
  CLASS IA                 current income consistent  Investment Management Company
                           with prudent investment
                           risk
 HARTFORD VALUE            Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
HARTFORD SERIES FUND,
 INC.
 HARTFORD ADVISERS HLS     Maximum long-term total    HL Investment Advisors, LLC
  FUND -- CLASS IA         return                     Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD CAPITAL          Growth of capital          HL Investment Advisors, LLC
  APPRECIATION HLS FUND                               Sub-advised by Wellington
  -- CLASS IA+                                        Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital          HL Investment Advisors, LLC
  EQUITY HLS FUND --                                  Sub-advised by Wellington
  CLASS IA                                            Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current      HL Investment Advisors, LLC
  GROWTH HLS FUND --       income consistent with     Sub-advised by Wellington
  CLASS IA                 growth of capital          Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current      HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     income consistent with     Sub-advised by Wellington
                           growth of capital          Management Company, LLP
 HARTFORD FUNDAMENTAL      Long-term capital          HL Investment Advisors, LLC
  GROWTH HLS FUND --       appreciation               Sub-advised by Wellington
  CLASS IA (1)                                        Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total    HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     rate of return             Sub-advised by Wellington
                                                      Management Company, LLP

10                                          UNION SECURITY INSURANCE COMPANY

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD GLOBAL LEADERS   Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with   HL Investment Advisors, LLC
  FUND -- CLASS IA         growth of capital as a     Sub-advised by Hartford
                           secondary objective        Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide           HL Investment Advisors, LLC
  -- CLASS IA              investment results which   Sub-advised by Hartford
                           approximate the price and  Investment Management Company
                           yield performance of
                           publicly traded common
                           stocks in the aggregate
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  CAPITAL APPRECIATION                                Sub-advised by Wellington
  HLS FUND -- CLASS IA                                Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term growth of        HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND   capital                    Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
 HARTFORD MORTGAGE         Maximum current income     HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of  Sub-advised by Hartford
  CLASS IA                 principal and maintenance  Investment Management Company
                           of liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD STOCK HLS FUND   Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA              capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,  HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a           Sub-advised by Hartford
  IA                       secondary objective        Investment Management Company
 HARTFORD VALUE HLS FUND   Long-term total return     HL Investment Advisors, LLC
  -- CLASS IA                                         Sub-advised by Wellington
                                                      Management Company, LLP






+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IA


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any

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UNION SECURITY INSURANCE COMPANY                                          11

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such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

12                                          UNION SECURITY INSURANCE COMPANY

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The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at an annual effective rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

UNION SECURITY INSURANCE COMPANY                                          13

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DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

14                                          UNION SECURITY INSURANCE COMPANY

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If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.



The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more

UNION SECURITY INSURANCE COMPANY                                          15

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Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.



EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

16                                          UNION SECURITY INSURANCE COMPANY

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SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH
CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.


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UNION SECURITY INSURANCE COMPANY                                          17

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FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund abusive transfer policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


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18                                          UNION SECURITY INSURANCE COMPANY

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FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the
Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g.,1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

-   An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   On or after the Annuitant's 110th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

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UNION SECURITY INSURANCE COMPANY                                          19

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-   Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $35 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.


CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

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20                                          UNION SECURITY INSURANCE COMPANY

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If your Contract was issued with the Enhanced Death Benefit Rider after May 1,
1997, the Death Benefit is calculated as follows:

If death occurs before the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders compounded annually at 3% capped at a maximum of 200% of total Premium Payments minus any partial Surrenders (the "Rollup Amount"); or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before death, minus any partial Surrenders since that anniversary.

If death occurs on or after the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The Rollup Amount on the Contract Owner's 75th birthday plus any Premium Payments made since that birthday minus any partial Surrenders since that birthday; or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the decedent reached age 75, minus any partial Surrenders since that anniversary.

If your Contract was issued without the Enhanced Death Benefit Rider or before May 1, 1997, the Death Benefit is calculated as follows:

-   The total Premium Payments you have made to us minus any partial Surrenders;
    or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

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UNION SECURITY INSURANCE COMPANY                                          21

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WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the Contract Owner until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

-   You cannot Surrender your Contract once Annuity Payouts begin.

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-   For Qualified Contracts, if you elect an Annuity Payout Option with a Period
    Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and,

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40%

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24                                          UNION SECURITY INSURANCE COMPANY

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fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more infomation on Sub-Account restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.


OTHER PROGRAM CONSIDERATIONS



- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.



- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:



       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;



       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or



       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.



     You may always provide us with updated instructions following any of these events.



- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your


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  ability to continue investing through periods of fluctuating prices.



- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



-   These Programs may be adversely affected by Fund trading policies.


OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

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Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $50,600 (excluding incidental corporate-sponsorship related perquisites) or approximately 0.002% based on average assets.



As of December 31, 2006, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.)



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Iowa is Douglas R. Lowe, corporate counsel, Union Security Insurance Company, 576 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

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In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a

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tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining

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the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.


        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS.

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

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For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.


The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to

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the IRS. However, any federal estate, gift or GST tax payment with respect to a
Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

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34                                          UNION SECURITY INSURANCE COMPANY

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth


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IRA rider for the Contract has provisions that are designed to maintain the
Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability; or


       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans); or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

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-   (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from

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certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.


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APPENDIX II -- LOANS UNDER 403(B) QUALIFIED CONTRACTS

During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.

Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1)  50% of the Contract Value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

-   a governmental employer plan,

-   a church plan, or

- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
    Act),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average-Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.

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Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

42                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.785        $3.578        $3.495        $2.990        $3.515
  Accumulation Unit Value at end of
   period                                $4.134        $3.785        $3.578        $3.495        $2.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            43,112        54,079        68,934        81,330        94,001
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.710       $17.917       $16.676       $13.072       $17.526
  Accumulation Unit Value at end of
   period                               $19.944       $18.710       $17.917       $16.676       $13.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,358         4,318         5,432         6,514         7,487
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.889        $1.657        $1.407        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.173        $1.889        $1.657        $1.407            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            13,724        17,658        16,982         7,759            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.212        $6.310        $5.818        $4.630        $6.595
  Accumulation Unit Value at end of
   period                                $6.612        $6.212        $6.310        $5.818        $4.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               605           836         1,000         1,197         1,356
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.363       $22.219       $20.774       $16.345       $21.989
  Accumulation Unit Value at end of
   period                               $25.920       $23.363       $22.219       $20.774       $16.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,043         3,891         4,813         5,637         6,228
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.363        $1.302            --            --            --
  Accumulation Unit Value at end of
   period                                $1.619        $1.363            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,090         1,400            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.199        $1.172            --            --            --
  Accumulation Unit Value at end of
   period                                $1.429        $1.199            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,768           399            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.073        $0.991            --            --            --
  Accumulation Unit Value at end of
   period                                $1.162        $1.073            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                73           107            --            --            --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.184        $1.123            --            --            --
  Accumulation Unit Value at end of
   period                                $1.271        $1.184            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               119             1            --            --            --

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.737        $3.816        $3.498        $2.844        $2.315
  Accumulation Unit Value at end of
   period                                $3.515        $3.737        $3.816        $3.498        $2.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           122,799       144,889       152,820       160,803       156,036
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $20.758       $21.571       $18.238       $14.429       $11.520
  Accumulation Unit Value at end of
   period                               $17.526       $20.758       $21.571       $18.238       $14.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             9,325        10,307         9,672         7,549         4,150
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $8.754       $10.000            --            --            --
  Accumulation Unit Value at end of
   period                                $6.595        $8.754            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,645           763            --            --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.231       $26.030       $21.657       $18.337       $15.468
  Accumulation Unit Value at end of
   period                               $21.989       $24.231       $26.030       $21.657       $18.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,748         9,221        10,995        12,172        11,003
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --

UNION SECURITY INSURANCE COMPANY                                          43

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $25.755       $25.446       $21.640       $16.178       $20.373
  Accumulation Unit Value at end of
   period                               $29.003       $25.755       $25.446       $21.640       $16.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,533         4,352         5,138         5,778         6,677
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.289        $1.228            --            --            --
  Accumulation Unit Value at end of
   period                                $1.330        $1.289            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               561           390            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.214        $5.416        $4.684        $3.302        $4.626
  Accumulation Unit Value at end of
   period                                $6.870        $6.214        $5.416        $4.684        $3.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            42,472        50,434        59,805        69,455        79,605
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $14.028       $13.923       $13.139       $10.811       $11.763
  Accumulation Unit Value at end of
   period                               $15.386       $14.028       $13.923       $13.139       $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,295         1,637         2,065         2,513         2,493
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.611       $18.051       $16.574       $13.111       $17.136
  Accumulation Unit Value at end of
   period                               $21.199       $18.611       $18.051       $16.574       $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,530         5,811         7,360         8,787         9,974
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.343        $1.179            --            --            --
  Accumulation Unit Value at end of
   period                                $1.644        $1.343            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,983           659            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.777        $1.572        $1.349        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.182        $1.777        $1.572        $1.349            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            10,035        11,251        11,378        12,244            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.791        $1.555            --            --            --
  Accumulation Unit Value at end of
   period                                $2.285        $1.791            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,545           449            --            --            --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.745       $17.056       $14.992       $11.688       $13.126
  Accumulation Unit Value at end of
   period                               $22.649       $18.745       $17.056       $14.992       $11.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,995         2,453         2,854         3,374         3,936

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.754       $26.998       $18.199       $13.847       $18.510
  Accumulation Unit Value at end of
   period                               $20.373       $24.754       $26.998       $18.199       $13.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             8,255         9,792         9,641        11,745        13,726
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.079        $5.925        $3.870        $3.296        $2.972
  Accumulation Unit Value at end of
   period                                $4.626        $6.079        $5.925        $3.870        $3.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            97,663       111,544       114,976       136,042       156,976
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.611       $11.649       $11.276       $10.913       $11.928
  Accumulation Unit Value at end of
   period                               $11.763       $11.611       $11.649       $11.276       $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,253         3,778         4,713         4,985         4,195
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.807       $22.185       $18.662       $14.771       $11.290
  Accumulation Unit Value at end of
   period                               $17.136       $19.807       $22.185       $18.662       $14.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,577        14,152        14,134        10,441         5,492
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $17.572       $19.711       $16.113       $14.022       $12.691
  Accumulation Unit Value at end of
   period                               $13.126       $17.572       $19.711       $16.113       $14.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,081         5,689         5,344         4,752         4,240

44                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $9.109        $9.142        $8.308        $6.823       $10.029
  Accumulation Unit Value at end of
   period                                $9.569        $9.109        $9.142        $8.308        $6.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,974         2,555         3,188         3,702         4,227
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.606       $13.192       $11.850        $9.165       $10.685
  Accumulation Unit Value at end of
   period                               $15.071       $13.606       $13.192       $11.850        $9.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,602         1,954         2,295         2,546         2,645
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.715        $1.690        $1.697        $1.707        $1.705
  Accumulation Unit Value at end of
   period                                $1.771        $1.715        $1.690        $1.697        $1.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,811        14,899        18,238        25,504        44,542
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.307        $1.308            --            --            --
  Accumulation Unit Value at end of
   period                                $1.350        $1.307            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               149            75            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.956       $25.523       $22.412       $15.138       $21.561
  Accumulation Unit Value at end of
   period                               $29.473       $27.956       $25.523       $22.412       $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,038         3,732         4,533         5,296         5,928
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $21.867       $20.500       $18.230       $13.345       $15.945
  Accumulation Unit Value at end of
   period                               $25.523       $21.867       $20.500       $18.230       $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,839         2,342         2,867         3,242         3,869
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.413        $1.307        $1.271        $1.000            --
  Accumulation Unit Value at end of
   period                                $1.599        $1.413        $1.307        $1.271            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,104         6,259         7,359         6,313            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.688        $2.660        $2.577        $2.422        $2.230
  Accumulation Unit Value at end of
   period                                $2.780        $2.688        $2.660        $2.577        $2.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            18,131        22,025        26,051        26,437        32,035
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.162       $23.118       $22.957       $22.780       $20.852
  Accumulation Unit Value at end of
   period                               $23.769       $23.162       $23.118       $22.957       $22.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,198         2,823         3,656         5,096         7,079

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.946       $14.754       $11.755       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.029       $11.946       $14.754       $11.755            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,343         5,763         3,963           843            --
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.303       $10.538        $9.625       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.685       $11.303       $10.538        $9.625            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,689         2,298         1,441           765            --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.664        $1.590        $1.536        $1.479        $1.424
  Accumulation Unit Value at end of
   period                                $1.705        $1.664        $1.590        $1.536        $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            55,137        39,595        59,567        39,532        31,492
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.382       $32.680       $15.829       $13.241       $13.233
  Accumulation Unit Value at end of
   period                               $21.561       $27.382       $32.680       $15.829       $13.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,229         8,240         6,380         6,166         6,552
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.357       $10.659        $9.367       $10.000            --
  Accumulation Unit Value at end of
   period                               $15.945       $13.357       $10.659        $9.367            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,532         3,045         2,497         1,098            --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.080        $1.882        $1.947        $1.825        $1.661
  Accumulation Unit Value at end of
   period                                $2.230        $2.080        $1.882        $1.947        $1.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            34,033        37,519        46,271        51,323        49,943
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.655       $17.823       $18.421       $17.150       $15.935
  Accumulation Unit Value at end of
   period                               $20.852       $19.655       $17.823       $18.421       $17.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             6,250         5,978         6,962         7,578         7,744

UNION SECURITY INSURANCE
COMPANY                                                                       45

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.131        $1.081            --            --            --
  Accumulation Unit Value at end of
   period                                $1.359        $1.131            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,540           194            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.178       $21.687       $18.492       $13.211       $17.843
  Accumulation Unit Value at end of
   period                               $27.217       $23.178       $21.687       $18.492       $13.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,165         2,712         3,028         3,438         3,889

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.559       $15.875       $14.768       $13.652       $11.049
  Accumulation Unit Value at end of
   period                               $17.843       $18.559       $15.875       $14.768       $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,066         4,407         4,744         4,869         3,402

46                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.785        $3.578        $3.495        $2.990        $3.515
  Accumulation Unit Value at end of
   period                                $4.134        $3.785        $3.578        $3.495        $2.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            43,112        54,079        68,934        81,330        94,001
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.710       $17.917       $16.676       $13.072       $17.526
  Accumulation Unit Value at end of
   period                               $19.944       $18.710       $17.917       $16.676       $13.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,358         4,318         5,432         6,514         7,487
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.889        $1.657        $1.407        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.173        $1.889        $1.657        $1.407            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            13,724        17,658        16,982         7,759            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.212        $6.310        $5.818        $4.630        $6.595
  Accumulation Unit Value at end of
   period                                $6.612        $6.212        $6.310        $5.818        $4.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               605           836         1,000         1,197         1,356
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.363       $22.219       $20.774       $16.345       $21.989
  Accumulation Unit Value at end of
   period                               $25.920       $23.363       $22.219       $20.774       $16.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,043         3,891         4,813         5,637         6,228
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.363        $1.302            --            --            --
  Accumulation Unit Value at end of
   period                                $1.619        $1.363            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,090         1,400            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.199        $1.172            --            --            --
  Accumulation Unit Value at end of
   period                                $1.429        $1.199            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,768           399            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.073        $0.991            --            --            --
  Accumulation Unit Value at end of
   period                                $1.162        $1.073            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                73           107            --            --            --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.184        $1.123            --            --            --
  Accumulation Unit Value at end of
   period                                $1.271        $1.184            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               119             1            --            --            --

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.737        $3.816        $3.498        $2.844        $2.315
  Accumulation Unit Value at end of
   period                                $3.515        $3.737        $3.816        $3.498        $2.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           122,799       144,889       152,820       160,803       156,036
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $20.758       $21.571       $18.238       $14.429       $11.520
  Accumulation Unit Value at end of
   period                               $17.526       $20.758       $21.571       $18.238       $14.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             9,325        10,307         9,672         7,549         4,150
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $8.754       $10.000            --            --            --
  Accumulation Unit Value at end of
   period                                $6.595        $8.754            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,645           763            --            --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.231       $26.030       $21.657       $18.337       $15.468
  Accumulation Unit Value at end of
   period                               $21.989       $24.231       $26.030       $21.657       $18.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,748         9,221        10,995        12,172        11,003
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --

UNION SECURITY INSURANCE COMPANY                                          47

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $25.755       $25.446       $21.640       $16.178       $20.373
  Accumulation Unit Value at end of
   period                               $29.003       $25.755       $25.446       $21.640       $16.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,533         4,352         5,138         5,778         6,677
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.289        $1.228            --            --            --
  Accumulation Unit Value at end of
   period                                $1.330        $1.289            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               561           390            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.214        $5.416        $4.684        $3.302        $4.626
  Accumulation Unit Value at end of
   period                                $6.870        $6.214        $5.416        $4.684        $3.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            42,472        50,434        59,805        69,455        79,605
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $14.028       $13.923       $13.139       $10.811       $11.763
  Accumulation Unit Value at end of
   period                               $15.386       $14.028       $13.923       $13.139       $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,295         1,637         2,065         2,513         2,493
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.611       $18.051       $16.574       $13.111       $17.136
  Accumulation Unit Value at end of
   period                               $21.199       $18.611       $18.051       $16.574       $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,530         5,811         7,360         8,787         9,974
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.343        $1.179            --            --            --
  Accumulation Unit Value at end of
   period                                $1.644        $1.343            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,983           659            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.777        $1.572        $1.349        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.182        $1.777        $1.572        $1.349            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            10,035        11,251        11,378        12,244            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.791        $1.555            --            --            --
  Accumulation Unit Value at end of
   period                                $2.285        $1.791            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,545           449            --            --            --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.745       $17.056       $14.992       $11.688       $13.126
  Accumulation Unit Value at end of
   period                               $22.649       $18.745       $17.056       $14.992       $11.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,995         2,453         2,854         3,374         3,936

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.754       $26.998       $18.199       $13.847       $18.510
  Accumulation Unit Value at end of
   period                               $20.373       $24.754       $26.998       $18.199       $13.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             8,255         9,792         9,641        11,745        13,726
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.079        $5.925        $3.870        $3.296        $2.972
  Accumulation Unit Value at end of
   period                                $4.626        $6.079        $5.925        $3.870        $3.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            97,663       111,544       114,976       136,042       156,976
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.611       $11.649       $11.276       $10.913       $11.928
  Accumulation Unit Value at end of
   period                               $11.763       $11.611       $11.649       $11.276       $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,253         3,778         4,713         4,985         4,195
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.807       $22.185       $18.662       $14.771       $11.290
  Accumulation Unit Value at end of
   period                               $17.136       $19.807       $22.185       $18.662       $14.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,577        14,152        14,134        10,441         5,492
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $17.572       $19.711       $16.113       $14.022       $12.691
  Accumulation Unit Value at end of
   period                               $13.126       $17.572       $19.711       $16.113       $14.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,081         5,689         5,344         4,752         4,240

48                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $9.109        $9.142        $8.308        $6.823       $10.029
  Accumulation Unit Value at end of
   period                                $9.569        $9.109        $9.142        $8.308        $6.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,974         2,555         3,188         3,702         4,227
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.606       $13.192       $11.850        $9.165       $10.685
  Accumulation Unit Value at end of
   period                               $15.071       $13.606       $13.192       $11.850        $9.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,602         1,954         2,295         2,546         2,645
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.715        $1.690        $1.697        $1.707        $1.705
  Accumulation Unit Value at end of
   period                                $1.771        $1.715        $1.690        $1.697        $1.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,811        14,899        18,238        25,504        44,542
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.307        $1.308            --            --            --
  Accumulation Unit Value at end of
   period                                $1.350        $1.307            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               149            75            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.956       $25.523       $22.412       $15.138       $21.561
  Accumulation Unit Value at end of
   period                               $29.473       $27.956       $25.523       $22.412       $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,038         3,732         4,533         5,296         5,928
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $21.867       $20.500       $18.230       $13.345       $15.945
  Accumulation Unit Value at end of
   period                               $25.523       $21.867       $20.500       $18.230       $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,839         2,342         2,867         3,242         3,869
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.413        $1.307        $1.271        $1.000            --
  Accumulation Unit Value at end of
   period                                $1.599        $1.413        $1.307        $1.271            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,104         6,259         7,359         6,313            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.688        $2.660        $2.577        $2.422        $2.230
  Accumulation Unit Value at end of
   period                                $2.780        $2.688        $2.660        $2.577        $2.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            18,131        22,025        26,051        26,437        32,035
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.162       $23.118       $22.957       $22.780       $20.852
  Accumulation Unit Value at end of
   period                               $23.769       $23.162       $23.118       $22.957       $22.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,198         2,823         3,656         5,096         7,079

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.946       $14.754       $11.755       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.029       $11.946       $14.754       $11.755            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,343         5,763         3,963           843            --
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.303       $10.538        $9.625       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.685       $11.303       $10.538        $9.625            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,689         2,298         1,441           765            --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.664        $1.590        $1.536        $1.479        $1.424
  Accumulation Unit Value at end of
   period                                $1.705        $1.664        $1.590        $1.536        $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            55,137        39,595        59,567        39,532        31,492
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.382       $32.680       $15.829       $13.241       $13.233
  Accumulation Unit Value at end of
   period                               $21.561       $27.382       $32.680       $15.829       $13.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,229         8,240         6,380         6,166         6,552
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.357       $10.659        $9.367       $10.000            --
  Accumulation Unit Value at end of
   period                               $15.945       $13.357       $10.659        $9.367            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,532         3,045         2,497         1,098            --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.080        $1.882        $1.947        $1.825        $1.661
  Accumulation Unit Value at end of
   period                                $2.230        $2.080        $1.882        $1.947        $1.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            34,033        37,519        46,271        51,323        49,943
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.655       $17.823       $18.421       $17.150       $15.935
  Accumulation Unit Value at end of
   period                               $20.852       $19.655       $17.823       $18.421       $17.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             6,250         5,978         6,962         7,578         7,744

UNION SECURITY INSURANCE COMPANY                                          49

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
                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.131        $1.081            --            --            --
  Accumulation Unit Value at end of
   period                                $1.359        $1.131            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,540           194            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.178       $21.687       $18.492       $13.211       $17.843
  Accumulation Unit Value at end of
   period                               $27.217       $23.178       $21.687       $18.492       $13.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,165         2,712         3,028         3,438         3,889

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.559       $15.875       $14.768       $13.652       $11.049
  Accumulation Unit Value at end of
   period                               $17.843       $18.559       $15.875       $14.768       $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,066         4,407         4,744         4,869         3,402

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Union Security Insurance Company
     c/o Hartford Life and Annuity Insurance Company
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Opportunity variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        UNION SECURITY INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                          OPPORTUNITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Union Security Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements for Union Security Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Woodbury is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Woodbury is ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of Woodbury is 500 Bielenberg Drive, Woodbury, MN 55125.


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, and is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $1,466,087, $1,164,234 and $981,174 to Woodbury Financial for annuity contract distribution services during 2004, 2005 and 2006, respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, 'a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

OPPORTUNITY + VARIABLE ANNUITY

VARIABLE ACCOUNT D

ISSUED BY:
UNION SECURITY INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164

ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Opportunity + Variable Annuity. Please read it carefully before you purchase your variable annuity.

Opportunity + Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Insurance Company                                             8
  The Separate Account                                                         8
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            17
  Death Benefit                                                               19
  Surrenders                                                                  20
ANNUITY PAYOUTS                                                               21
OTHER PROGRAMS AVAILABLE                                                      23
OTHER INFORMATION                                                             24
  Legal Matters                                                               25
  More Information                                                            25
FEDERAL TAX CONSIDERATIONS                                                    26
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      32
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS            33
APPENDIX II -- LOANS UNDER 403 (b) QUALIFIED CONTRACTS                        39
APPENDIX III -- ACCUMULATION UNIT VALUES                                      41

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner of Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

4                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY INSURANCE COMPANY                                           5

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)                          5%
  First Year (2)                                                                                            5%
  Second Year                                                                                               5%
  Third Year                                                                                                5%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                5%
  Sixth Year or later                                                                                       0%
Charge for each 403(b) Contract Loan                                                                      $100

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                 $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
Sub-Account value)
  Mortality and Expense Risk Charge                                        1.25%
  Administrative Charge                                                    0.10%
  Total Separate Account Annual Expenses                                   1.35%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.99%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $743
3 years                                                                   $1,324
5 years                                                                   $1,906
10 years                                                                  $2,965


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $240
3 years                                                                     $796
5 years                                                                   $1,376
10 years                                                                  $2,935


(3)  If you do not Surrender your Contract:


1 year                                                                      $270
3 years                                                                     $826
5 years                                                                   $1,406
10 years                                                                  $2,965


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix III for information regarding Accumulation Unit Values.

UNION SECURITY INSURANCE COMPANY                                           7

-------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than five years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or

-   The Contract Value of your Contract; or

- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.

See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

8                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

UNION SECURITY INSURANCE COMPANY                                           9

-------------------------------------------------------------------------------


THE FUNDS



FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
 II, INC.
 HARTFORD GROWTH           Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term capital          HL Investment Advisors, LLC
  STOCK HLS FUND -- CLASS  appreciation               Sub-advised by Lazard Asset
  IA                                                  Management, LLC
 HARTFORD LARGECAP GROWTH  Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company
 HARTFORD MIDCAP GROWTH    Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company
 HARTFORD SMALLCAP GROWTH  Maximize capital           HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation               Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD SMALLCAP VALUE   Capital appreciation       HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Kayne Anderson
                                                      Rudnick Investment Management,
                                                      LLC, Metropolitan West Capital
                                                      Management, LLC and SSgA Funds
                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT  Maximize total return      HL Investment Advisors, LLC
  SECURITIES HLS FUND --   with a high level of       Sub-advised by Hartford
  CLASS IA                 current income consistent  Investment Management Company
                           with prudent investment
                           risk
 HARTFORD VALUE            Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
HARTFORD SERIES FUND,
 INC.
 HARTFORD ADVISERS HLS     Maximum long-term total    HL Investment Advisors, LLC
  FUND -- CLASS IA         return                     Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD CAPITAL          Growth of capital          HL Investment Advisors, LLC
  APPRECIATION HLS FUND                               Sub-advised by Wellington
  -- CLASS IA+                                        Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital          HL Investment Advisors, LLC
  EQUITY HLS FUND --                                  Sub-advised by Wellington
  CLASS IA                                            Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current      HL Investment Advisors, LLC
  GROWTH HLS FUND --       income consistent with     Sub-advised by Wellington
  CLASS IA                 growth of capital          Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current      HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     income consistent with     Sub-advised by Wellington
                           growth of capital          Management Company, LLP
 HARTFORD FUNDAMENTAL      Long-term capital          HL Investment Advisors, LLC
  GROWTH HLS FUND --       appreciation               Sub-advised by Wellington
  CLASS IA (1)                                        Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total    HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     rate of return             Sub-advised by Wellington
                                                      Management Company, LLP

10                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD GLOBAL LEADERS   Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with   HL Investment Advisors, LLC
  FUND -- CLASS IA         growth of capital as a     Sub-advised by Hartford
                           secondary objective        Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide           HL Investment Advisors, LLC
  -- CLASS IA              investment results which   Sub-advised by Hartford
                           approximate the price and  Investment Management Company
                           yield performance of
                           publicly traded common
                           stocks in the aggregate
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  CAPITAL APPRECIATION                                Sub-advised by Wellington
  HLS FUND -- CLASS IA                                Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term growth of        HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND   capital                    Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
 HARTFORD MORTGAGE         Maximum current income     HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of  Sub-advised by Hartford
  CLASS IA                 principal and maintenance  Investment Management Company
                           of liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD STOCK HLS FUND   Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA              capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,  HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a           Sub-advised by Hartford
  IA                       secondary objective        Investment Management Company
 HARTFORD VALUE HLS FUND   Long-term total return     HL Investment Advisors, LLC
  -- CLASS IA                                         Sub-advised by Wellington
                                                      Management Company, LLP



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IA.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

UNION SECURITY INSURANCE COMPANY                                          11

-------------------------------------------------------------------------------

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of

12                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

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UNION SECURITY INSURANCE COMPANY                                          13

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Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

14                                          UNION SECURITY INSURANCE COMPANY

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The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

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UNION SECURITY INSURANCE COMPANY                                          15

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CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.



EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


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16                                          UNION SECURITY INSURANCE COMPANY

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We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary.



FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund abusive transfer policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances

UNION SECURITY INSURANCE COMPANY                                          17

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  that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

-   An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

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18                                          UNION SECURITY INSURANCE COMPANY

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-   SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS --
    After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   ON OR AFTER THE ANNUITANT'S 110TH BIRTHDAY.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000.

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The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or

-   The Contract Value of your Contract; or

- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.

Adjustments for partial Surrenders to total Premium Payments are calculated by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by all prior Premium Payments minus prior adjustments for partial Surrenders.

Adjustments for partial Surrenders to the highest Anniversary Value are calculated by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by an amount equal to the Contract Value on the highest Anniversary Value, plus Premium Payments made since that Anniversary, minus adjustments for partial Surrenders since that Anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit invested in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated

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based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form,

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you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

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LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the Contract Owner until that second Annuitant dies.

We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

- Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 3% AIR is 0.999919%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Accounts must comply with our Sub-Account transfer restriction policies. For more infomation on Sub-Account restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

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DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of
Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.


OTHER PROGRAM CONSIDERATIONS



- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.



- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:



       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;



       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or



       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.



     You may always provide us with updated instructions following any of these events.



- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



-   These Programs may be adversely affected by Fund trading policies.


OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive

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on-going or trail commissions of generally not more than 1% of your Contract
Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $50,600 (excluding incidental corporate-sponsorship related perquisites) or approximately 0.002% based on average assets.



As of December 31, 2006, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.)



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Iowa law is Douglas R. Lowe, corporate counsel, Union Security Insurance Company, 576 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

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-   A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent

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the payments exceed the amount determined by the application of the ratio of the
"investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.


        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income

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on the contract" and (4) last from the remaining "investment in the contract."
As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS.

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the

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company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.


The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be

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used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
---------------------------------------------------------------------------------------
GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provi


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sions that are designed to maintain the Contract's tax qualification as a Roth
IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability; or


       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans); or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

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-   (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another

38                                          UNION SECURITY INSURANCE COMPANY

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Plan fiduciary by a "direct rollover," then it is subject to mandatory 20%
withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

UNION SECURITY INSURANCE COMPANY                                          39

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APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS

During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.

Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1)  50% of the Contract Value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

-   a governmental employer plan,

-   a church plan, or

- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
    Act),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average-Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.

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40                                          UNION SECURITY INSURANCE COMPANY

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Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

UNION SECURITY INSURANCE COMPANY                                          41

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APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.785        $3.578        $3.495        $2.990        $3.515
  Accumulation Unit Value at end of
   period                                $4.134        $3.785        $3.578        $3.495        $2.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            43,112        54,079        68,934        81,330        94,001
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.710       $17.917       $16.676       $13.072       $17.526
  Accumulation Unit Value at end of
   period                               $19.944       $18.710       $17.917       $16.676       $13.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,358         4,318         5,432         6,514         7,487
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.889        $1.657        $1.407        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.173        $1.889        $1.657        $1.407            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            13,724        17,658        16,982         7,759            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.212        $6.310        $5.818        $4.630        $6.595
  Accumulation Unit Value at end of
   period                                $6.612        $6.212        $6.310        $5.818        $4.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               605           836         1,000         1,197         1,356
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.363       $22.219       $20.774       $16.345       $21.989
  Accumulation Unit Value at end of
   period                               $25.920       $23.363       $22.219       $20.774       $16.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,043         3,891         4,813         5,637         6,228
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.363        $1.302            --            --            --
  Accumulation Unit Value at end of
   period                                $1.619        $1.363            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,090         1,400            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.199        $1.172            --            --            --
  Accumulation Unit Value at end of
   period                                $1.429        $1.199            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,768           399            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.073        $0.991            --            --            --
  Accumulation Unit Value at end of
   period                                $1.162        $1.073            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                73           107            --            --            --

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.737        $3.816        $3.498        $2.844        $2.315
  Accumulation Unit Value at end of
   period                                $3.515        $3.737        $3.816        $3.498        $2.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           122,799       144,889       152,820       160,803       156,036
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $20.758       $21.571       $18.238       $14.429       $11.520
  Accumulation Unit Value at end of
   period                               $17.526       $20.758       $21.571       $18.238       $14.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             9,325        10,307         9,672         7,549         4,150
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $8.754       $10.000            --            --            --
  Accumulation Unit Value at end of
   period                                $6.595        $8.754            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,645           763            --            --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.231       $26.030       $21.657       $18.337       $15.468
  Accumulation Unit Value at end of
   period                               $21.989       $24.231       $26.030       $21.657       $18.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,748         9,221        10,995        12,172        11,003
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --

42                                          UNION SECURITY INSURANCE COMPANY

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
                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.184        $1.123            --            --            --
  Accumulation Unit Value at end of
   period                                $1.271        $1.184            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               119             1            --            --            --
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $25.755       $25.446       $21.640       $16.178       $20.373
  Accumulation Unit Value at end of
   period                               $29.003       $25.755       $25.446       $21.640       $16.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,533         4,352         5,138         5,778         6,677
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.289        $1.228            --            --            --
  Accumulation Unit Value at end of
   period                                $1.330        $1.289            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               561           390            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.214        $5.416        $4.684        $3.302        $4.626
  Accumulation Unit Value at end of
   period                                $6.870        $6.214        $5.416        $4.684        $3.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            42,472        50,434        59,805        69,455        79,605
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $14.028       $13.923       $13.139       $10.811       $11.763
  Accumulation Unit Value at end of
   period                               $15.386       $14.028       $13.923       $13.139       $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,295         1,637         2,065         2,513         2,493
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.611       $18.051       $16.574       $13.111       $17.136
  Accumulation Unit Value at end of
   period                               $21.199       $18.611       $18.051       $16.574       $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,530         5,811         7,360         8,787         9,974
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.343        $1.179            --            --            --
  Accumulation Unit Value at end of
   period                                $1.644        $1.343            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,983           659            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.777        $1.572        $1.349        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.182        $1.777        $1.572        $1.349            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            10,035        11,251        11,378        12,244            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.791        $1.555            --            --            --
  Accumulation Unit Value at end of
   period                                $2.285        $1.791            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,545           449            --            --            --

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.754       $26.998       $18.199       $13.847       $18.510
  Accumulation Unit Value at end of
   period                               $20.373       $24.754       $26.998       $18.199       $13.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             8,255         9,792         9,641        11,745        13,726
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.079        $5.925        $3.870        $3.296        $2.972
  Accumulation Unit Value at end of
   period                                $4.626        $6.079        $5.925        $3.870        $3.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            97,663       111,544       114,976       136,042       156,976
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.611       $11.649       $11.276       $10.913       $11.928
  Accumulation Unit Value at end of
   period                               $11.763       $11.611       $11.649       $11.276       $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,253         3,778         4,713         4,985         4,195
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.807       $22.185       $18.662       $14.771       $11.290
  Accumulation Unit Value at end of
   period                               $17.136       $19.807       $22.185       $18.662       $14.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,577        14,152        14,134        10,441         5,492
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --

UNION SECURITY INSURANCE COMPANY                                          43

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.745       $17.056       $14.992       $11.688       $13.126
  Accumulation Unit Value at end of
   period                               $22.649       $18.745       $17.056       $14.992       $11.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,995         2,453         2,854         3,374         3,936
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $9.109        $9.142        $8.308        $6.823       $10.029
  Accumulation Unit Value at end of
   period                                $9.569        $9.109        $9.142        $8.308        $6.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,974         2,555         3,188         3,702         4,227
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.606       $13.192       $11.850        $9.165       $10.685
  Accumulation Unit Value at end of
   period                               $15.071       $13.606       $13.192       $11.850        $9.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,602         1,954         2,295         2,546         2,645
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.715        $1.690        $1.697        $1.707        $1.705
  Accumulation Unit Value at end of
   period                                $1.771        $1.715        $1.690        $1.697        $1.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,811        14,899        18,238        25,504        44,542
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.307        $1.308            --            --            --
  Accumulation Unit Value at end of
   period                                $1.350        $1.307            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               149            75            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.956       $25.523       $22.412       $15.138       $21.561
  Accumulation Unit Value at end of
   period                               $29.473       $27.956       $25.523       $22.412       $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,038         3,732         4,533         5,296         5,928
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $21.867       $20.500       $18.230       $13.345       $15.945
  Accumulation Unit Value at end of
   period                               $25.523       $21.867       $20.500       $18.230       $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,839         2,342         2,867         3,242         3,869
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.413        $1.307        $1.271        $1.000            --
  Accumulation Unit Value at end of
   period                                $1.599        $1.413        $1.307        $1.271            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,104         6,259         7,359         6,313            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.688        $2.660        $2.577        $2.422        $2.230
  Accumulation Unit Value at end of
   period                                $2.780        $2.688        $2.660        $2.577        $2.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            18,131        22,025        26,051        26,437        32,035

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $17.572       $19.711       $16.113       $14.022       $12.691
  Accumulation Unit Value at end of
   period                               $13.126       $17.572       $19.711       $16.113       $14.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,081         5,689         5,344         4,752         4,240
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.946       $14.754       $11.755       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.029       $11.946       $14.754       $11.755            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,343         5,763         3,963           843            --
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.303       $10.538        $9.625       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.685       $11.303       $10.538        $9.625            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,689         2,298         1,441           765            --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.664        $1.590        $1.536        $1.479        $1.424
  Accumulation Unit Value at end of
   period                                $1.705        $1.664        $1.590        $1.536        $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            55,137        39,595        59,567        39,532        31,492
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.382       $32.680       $15.829       $13.241       $13.233
  Accumulation Unit Value at end of
   period                               $21.561       $27.382       $32.680       $15.829       $13.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,229         8,240         6,380         6,166         6,552
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.357       $10.659        $9.367       $10.000            --
  Accumulation Unit Value at end of
   period                               $15.945       $13.357       $10.659        $9.367            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,532         3,045         2,497         1,098            --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.080        $1.882        $1.947        $1.825        $1.661
  Accumulation Unit Value at end of
   period                                $2.230        $2.080        $1.882        $1.947        $1.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            34,033        37,519        46,271        51,323        49,943

44                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.162       $23.118       $22.957       $22.780       $20.852
  Accumulation Unit Value at end of
   period                               $23.769       $23.162       $23.118       $22.957       $22.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,198         2,823         3,656         5,096         7,079
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.131        $1.081            --            --            --
  Accumulation Unit Value at end of
   period                                $1.359        $1.131            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,540           194            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.178       $21.687       $18.492       $13.211       $17.843
  Accumulation Unit Value at end of
   period                               $27.217       $23.178       $21.687       $18.492       $13.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,165         2,712         3,028         3,438         3,889

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.655       $17.823       $18.421       $17.150       $15.935
  Accumulation Unit Value at end of
   period                               $20.852       $19.655       $17.823       $18.421       $17.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             6,250         5,978         6,962         7,578         7,744
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.559       $15.875       $14.768       $13.652       $11.049
  Accumulation Unit Value at end of
   period                               $17.843       $18.559       $15.875       $14.768       $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,066         4,407         4,744         4,869         3,402

UNION SECURITY INSURANCE COMPANY                                          45

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.785        $3.578        $3.495        $2.990        $3.515
  Accumulation Unit Value at end of
   period                                $4.134        $3.785        $3.578        $3.495        $2.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            43,112        54,079        68,934        81,330        94,001
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.710       $17.917       $16.676       $13.072       $17.526
  Accumulation Unit Value at end of
   period                               $19.944       $18.710       $17.917       $16.676       $13.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,358         4,318         5,432         6,514         7,487
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.889        $1.657        $1.407        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.173        $1.889        $1.657        $1.407            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            13,724        17,658        16,982         7,759            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.212        $6.310        $5.818        $4.630        $6.595
  Accumulation Unit Value at end of
   period                                $6.612        $6.212        $6.310        $5.818        $4.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               605           836         1,000         1,197         1,356
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.363       $22.219       $20.774       $16.345       $21.989
  Accumulation Unit Value at end of
   period                               $25.920       $23.363       $22.219       $20.774       $16.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,043         3,891         4,813         5,637         6,228
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.363        $1.302            --            --            --
  Accumulation Unit Value at end of
   period                                $1.619        $1.363            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,090         1,400            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.199        $1.172            --            --            --
  Accumulation Unit Value at end of
   period                                $1.429        $1.199            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,768           399            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.073        $0.991            --            --            --
  Accumulation Unit Value at end of
   period                                $1.162        $1.073            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                73           107            --            --            --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.184        $1.123            --            --            --
  Accumulation Unit Value at end of
   period                                $1.271        $1.184            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               119             1            --            --            --

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $3.737        $3.816        $3.498        $2.844        $2.315
  Accumulation Unit Value at end of
   period                                $3.515        $3.737        $3.816        $3.498        $2.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           122,799       144,889       152,820       160,803       156,036
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $20.758       $21.571       $18.238       $14.429       $11.520
  Accumulation Unit Value at end of
   period                               $17.526       $20.758       $21.571       $18.238       $14.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             9,325        10,307         9,672         7,549         4,150
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $8.754       $10.000            --            --            --
  Accumulation Unit Value at end of
   period                                $6.595        $8.754            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,645           763            --            --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.231       $26.030       $21.657       $18.337       $15.468
  Accumulation Unit Value at end of
   period                               $21.989       $24.231       $26.030       $21.657       $18.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,748         9,221        10,995        12,172        11,003
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --

46                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $25.755       $25.446       $21.640       $16.178       $20.373
  Accumulation Unit Value at end of
   period                               $29.003       $25.755       $25.446       $21.640       $16.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,533         4,352         5,138         5,778         6,677
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.289        $1.228            --            --            --
  Accumulation Unit Value at end of
   period                                $1.330        $1.289            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               561           390            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.214        $5.416        $4.684        $3.302        $4.626
  Accumulation Unit Value at end of
   period                                $6.870        $6.214        $5.416        $4.684        $3.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            42,472        50,434        59,805        69,455        79,605
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $14.028       $13.923       $13.139       $10.811       $11.763
  Accumulation Unit Value at end of
   period                               $15.386       $14.028       $13.923       $13.139       $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,295         1,637         2,065         2,513         2,493
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.611       $18.051       $16.574       $13.111       $17.136
  Accumulation Unit Value at end of
   period                               $21.199       $18.611       $18.051       $16.574       $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,530         5,811         7,360         8,787         9,974
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.343        $1.179            --            --            --
  Accumulation Unit Value at end of
   period                                $1.644        $1.343            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,983           659            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.777        $1.572        $1.349        $1.000            --
  Accumulation Unit Value at end of
   period                                $2.182        $1.777        $1.572        $1.349            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            10,035        11,251        11,378        12,244            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.791        $1.555            --            --            --
  Accumulation Unit Value at end of
   period                                $2.285        $1.791            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,545           449            --            --            --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.745       $17.056       $14.992       $11.688       $13.126
  Accumulation Unit Value at end of
   period                               $22.649       $18.745       $17.056       $14.992       $11.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,995         2,453         2,854         3,374         3,936

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.754       $26.998       $18.199       $13.847       $18.510
  Accumulation Unit Value at end of
   period                               $20.373       $24.754       $26.998       $18.199       $13.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             8,255         9,792         9,641        11,745        13,726
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $6.079        $5.925        $3.870        $3.296        $2.972
  Accumulation Unit Value at end of
   period                                $4.626        $6.079        $5.925        $3.870        $3.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            97,663       111,544       114,976       136,042       156,976
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.611       $11.649       $11.276       $10.913       $11.928
  Accumulation Unit Value at end of
   period                               $11.763       $11.611       $11.649       $11.276       $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,253         3,778         4,713         4,985         4,195
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.807       $22.185       $18.662       $14.771       $11.290
  Accumulation Unit Value at end of
   period                               $17.136       $19.807       $22.185       $18.662       $14.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,577        14,152        14,134        10,441         5,492
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $17.572       $19.711       $16.113       $14.022       $12.691
  Accumulation Unit Value at end of
   period                               $13.126       $17.572       $19.711       $16.113       $14.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,081         5,689         5,344         4,752         4,240

UNION SECURITY INSURANCE COMPANY                                          47

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $9.109        $9.142        $8.308        $6.823       $10.029
  Accumulation Unit Value at end of
   period                                $9.569        $9.109        $9.142        $8.308        $6.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,974         2,555         3,188         3,702         4,227
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.606       $13.192       $11.850        $9.165       $10.685
  Accumulation Unit Value at end of
   period                               $15.071       $13.606       $13.192       $11.850        $9.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,602         1,954         2,295         2,546         2,645
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.715        $1.690        $1.697        $1.707        $1.705
  Accumulation Unit Value at end of
   period                                $1.771        $1.715        $1.690        $1.697        $1.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            12,811        14,899        18,238        25,504        44,542
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.307        $1.308            --            --            --
  Accumulation Unit Value at end of
   period                                $1.350        $1.307            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               149            75            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.956       $25.523       $22.412       $15.138       $21.561
  Accumulation Unit Value at end of
   period                               $29.473       $27.956       $25.523       $22.412       $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             3,038         3,732         4,533         5,296         5,928
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $21.867       $20.500       $18.230       $13.345       $15.945
  Accumulation Unit Value at end of
   period                               $25.523       $21.867       $20.500       $18.230       $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,839         2,342         2,867         3,242         3,869
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.413        $1.307        $1.271        $1.000            --
  Accumulation Unit Value at end of
   period                                $1.599        $1.413        $1.307        $1.271            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,104         6,259         7,359         6,313            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.688        $2.660        $2.577        $2.422        $2.230
  Accumulation Unit Value at end of
   period                                $2.780        $2.688        $2.660        $2.577        $2.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            18,131        22,025        26,051        26,437        32,035
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.162       $23.118       $22.957       $22.780       $20.852
  Accumulation Unit Value at end of
   period                               $23.769       $23.162       $23.118       $22.957       $22.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,198         2,823         3,656         5,096         7,079

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.946       $14.754       $11.755       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.029       $11.946       $14.754       $11.755            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,343         5,763         3,963           843            --
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.303       $10.538        $9.625       $10.000            --
  Accumulation Unit Value at end of
   period                               $10.685       $11.303       $10.538        $9.625            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,689         2,298         1,441           765            --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.664        $1.590        $1.536        $1.479        $1.424
  Accumulation Unit Value at end of
   period                                $1.705        $1.664        $1.590        $1.536        $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            55,137        39,595        59,567        39,532        31,492
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $27.382       $32.680       $15.829       $13.241       $13.233
  Accumulation Unit Value at end of
   period                               $21.561       $27.382       $32.680       $15.829       $13.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             7,229         8,240         6,380         6,166         6,552
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $13.357       $10.659        $9.367       $10.000            --
  Accumulation Unit Value at end of
   period                               $15.945       $13.357       $10.659        $9.367            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             4,532         3,045         2,497         1,098            --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $2.080        $1.882        $1.947        $1.825        $1.661
  Accumulation Unit Value at end of
   period                                $2.230        $2.080        $1.882        $1.947        $1.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            34,033        37,519        46,271        51,323        49,943
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $19.655       $17.823       $18.421       $17.150       $15.935
  Accumulation Unit Value at end of
   period                               $20.852       $19.655       $17.823       $18.421       $17.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             6,250         5,978         6,962         7,578         7,744

48                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                              2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $1.131        $1.081            --            --            --
  Accumulation Unit Value at end of
   period                                $1.359        $1.131            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,540           194            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $23.178       $21.687       $18.492       $13.211       $17.843
  Accumulation Unit Value at end of
   period                               $27.217       $23.178       $21.687       $18.492       $13.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             2,165         2,712         3,028         3,438         3,889

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2001          2000          1999          1998          1997
--------------------------------------  ---------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 --            --            --            --            --
  Accumulation Unit Value at end of
   period                                    --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                --            --            --            --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $18.559       $15.875       $14.768       $13.652       $11.049
  Accumulation Unit Value at end of
   period                               $17.843       $18.559       $15.875       $14.768       $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             5,066         4,407         4,744         4,869         3,402

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Union Security Insurance Company
     c/o Hartford Life and Annuity Company
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Opportunity + variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        UNION SECURITY INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                         OPPORTUNITY + VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Union Security Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Street, Suite 1400, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $1,466,087, $1,164,234 and $981,174 to Woodbury Financial for annuity contract distribution services during 2004, 2005 and 2006, respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF VARIABLE ACCOUNT D
OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Variable Account D of Union Security Insurance Company as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           AMERICAN CENTURY
                                                              VP CAPITAL
                                   AMERICAN CENTURY          APPRECIATION            AIM V.I. CORE
                                   VP BALANCED FUND              FUND                 EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)(B)(C)
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                        258,989                 41,781                   243,598
                                     ============             ==========              ============
  Cost                                 $1,628,219               $312,941                $6,107,729
                                     ============             ==========              ============
  Market Value                         $1,950,187               $457,922                $6,630,818
 Due from Hartford Life
  Insurance Company                            --                     --                        --
 Receivable from fund shares
  sold                                         72                     17                     4,426
 Other assets                                  --                      1                        --
                                     ------------             ----------              ------------
 Total Assets                           1,950,259                457,940                 6,635,244
                                     ------------             ----------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            72                     17                     4,426
 Payable for fund shares
  purchased                                    --                     --                        --
 Other liabilities                              1                     --                         1
                                     ------------             ----------              ------------
 Total Liabilities                             73                     17                     4,427
                                     ------------             ----------              ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,950,186               $457,923                $6,630,817
                                     ============             ==========              ============

(a) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(b) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.           ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   INTERNATIONAL         VPS INTERNATIONAL          MONEY MARKET          LARGE CAP GROWTH
                                    GROWTH FUND              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                       114,125                  47,617               6,038,644                  63,683
                                    ============            ============            ============            ============
  Cost                                $1,766,716                $585,916              $6,038,644              $1,394,283
                                    ============            ============            ============            ============
  Market Value                        $3,358,709              $1,084,724              $6,038,644              $1,711,154
 Due from Hartford Life
  Insurance Company                           --                      --                      --                      --
 Receivable from fund shares
  sold                                       522                 280,785                     254                 100,067
 Other assets                                 53                      --                  21,132                       2
                                    ------------            ------------            ------------            ------------
 Total Assets                          3,359,284               1,365,509               6,060,030               1,811,223
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          522                 280,785                     254                 100,067
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                       1                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                           522                 280,786                     254                 100,067
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,358,762              $1,084,723              $6,059,776              $1,711,156
                                    ============            ============            ============            ============

                                      FEDERATED           FEDERATED CAPITAL
                                      AMERICAN               APPRECIATION          FEDERATED EQUITY
                                   LEADERS FUND II             FUND II              INCOME FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                      2,582,335               1,356,674                2,110,922
                                    =============            ============            =============
  Cost                                $48,599,071              $7,298,906              $24,761,236
                                    =============            ============            =============
  Market Value                        $55,649,328              $9,198,249              $34,492,462
 Due from Hartford Life
  Insurance Company                            --                      --                       --
 Receivable from fund shares
  sold                                    186,648                  18,519                  101,267
 Other assets                                 105                      --                      193
                                    -------------            ------------            -------------
 Total Assets                          55,836,081               9,216,768               34,593,922
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       186,648                  18,519                  101,267
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      22                       --
                                    -------------            ------------            -------------
 Total Liabilities                        186,648                  18,541                  101,267
                                    -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $55,649,433              $9,198,227              $34,492,655
                                    =============            ============            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FEDERATED FUND
                                       FOR U.S.              FEDERATED MID           FEDERATED HIGH
                                      GOVERNMENT              CAP GROWTH              INCOME BOND
                                  SECURITIES FUND II      STRATEGIES FUND II            FUND II
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                        315,642                  930,525               1,035,080
                                     ============            =============            ============
  Cost                                 $3,557,297              $15,484,031              $7,542,371
                                     ============            =============            ============
  Market Value                         $3,579,376              $23,858,649              $8,125,382
 Due from Hartford Life
  Insurance Company                            --                       --                  34,423
 Receivable from fund shares
  sold                                      4,650                   68,159                      --
 Other assets                                  --                      413                      23
                                     ------------            -------------            ------------
 Total Assets                           3,584,026               23,927,221               8,159,828
                                     ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4,650                   68,159                      --
 Payable for fund shares
  purchased                                    --                       --                  34,423
 Other liabilities                              1                       --                      --
                                     ------------            -------------            ------------
 Total Liabilities                          4,651                   68,159                  34,423
                                     ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,579,375              $23,859,062              $8,125,405
                                     ============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FEDERATED
                               INTERNATIONAL      FEDERATED PRIME        FEDERATED QUALITY       FEDERATED CAPITAL
                               EQUITY FUND II      MONEY FUND II            BOND FUND II           INCOME FUND II
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                   609,858           3,132,796                 228,188                 452,715
                               =============        ============            ============            ============
  Cost                            $6,921,887          $3,132,796              $2,506,004              $4,187,668
                               =============        ============            ============            ============
  Market Value                   $10,434,668          $3,132,796              $2,576,240              $4,404,916
 Due from Hartford Life
  Insurance Company                       --                  --                      --                      --
 Receivable from fund shares
  sold                                17,524                 333                   4,694                     582
 Other assets                            108                 398                      --                      46
                               -------------        ------------            ------------            ------------
 Total Assets                     10,452,300           3,133,527               2,580,934               4,405,544
                               -------------        ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   17,524                 333                   4,694                     582
 Payable for fund shares
  purchased                               --                  --                      --                      --
 Other liabilities                        --                  --                      --                      --
                               -------------        ------------            ------------            ------------
 Total Liabilities                    17,524                 333                   4,694                     582
                               -------------        ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $10,434,776          $3,133,194              $2,576,240              $4,404,962
                               =============        ============            ============            ============

                                   GARTMORE GVIT                                 HARTFORD BLUE
                                     DEVELOPING           HARTFORD ADVISERS       CHIP STOCK
                                    MARKETS FUND               HLS FUND            HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                        99,357                 8,733,380           3,838,582
                                    ============            ==============       =============
  Cost                                  $986,049              $194,972,781         $59,402,867
                                    ============            ==============       =============
  Market Value                        $1,557,918              $197,361,489         $77,444,548
 Due from Hartford Life
  Insurance Company                      140,315                        --                  --
 Receivable from fund shares
  sold                                        --                   152,336              15,330
 Other assets                                 --                     1,715                 546
                                    ------------            --------------       -------------
 Total Assets                          1,698,233               197,515,540          77,460,424
                                    ------------            --------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   152,336              15,330
 Payable for fund shares
  purchased                              140,315                        --                  --
 Other liabilities                             3                        --                  --
                                    ------------            --------------       -------------
 Total Liabilities                       140,318                   152,336              15,330
                                    ------------            --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,557,915              $197,363,204         $77,445,094
                                    ============            ==============       =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD TOTAL          HARTFORD CAPITAL         HARTFORD CAPITAL
                                      RETURN BOND             APPRECIATION            OPPORTUNITIES
                                       HLS FUND                 HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                       5,451,368                  715,250                 929,896
                                     =============            =============            ============
  Cost                                 $63,794,710              $31,114,271              $6,046,755
                                     =============            =============            ============
  Market Value                         $61,262,108              $38,258,004              $7,056,798
 Due from Hartford Life
  Insurance Company                             --                       --                      --
 Receivable from fund shares
  sold                                       2,872                   46,126                  25,018
 Other assets                                   --                    3,559                     600
                                     -------------            -------------            ------------
 Total Assets                           61,264,980               38,307,689               7,082,416
                                     -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2,872                   46,126                  25,018
 Payable for fund shares
  purchased                                     --                       --                      --
 Other liabilities                             244                       --                      --
                                     -------------            -------------            ------------
 Total Liabilities                           3,116                   46,126                  25,018
                                     -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $61,261,864              $38,261,563              $7,057,398
                                     =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD DIVIDEND                             HARTFORD GLOBAL         HARTFORD GLOBAL
                                     AND GROWTH            HARTFORD FOCUS           ADVISERS                LEADERS
                                      HLS FUND                HLS FUND              HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                        502,086                12,161                15,438                 5,765,225
                                    =============            ==========            ==========            ==============
  Cost                                $11,064,634              $124,145              $199,945               $83,420,307
                                    =============            ==========            ==========            ==============
  Market Value                        $11,443,294              $128,452              $196,254              $115,827,459
 Due from Hartford Life
  Insurance Company                        21,002                    --                    --                        --
 Receivable from fund shares
  sold                                         --                    14                    23                    76,728
 Other assets                                  11                     1                    --                     2,308
                                    -------------            ----------            ----------            --------------
 Total Assets                          11,464,307               128,467               196,277               115,906,495
                                    -------------            ----------            ----------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    14                    23                    76,728
 Payable for fund shares
  purchased                                21,002                    --                    --                        --
 Other liabilities                             --                    --                     1                        --
                                    -------------            ----------            ----------            --------------
 Total Liabilities                         21,002                    14                    24                    76,728
                                    -------------            ----------            ----------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,443,305              $128,453              $196,253              $115,829,767
                                    =============            ==========            ==========            ==============

                                 HARTFORD
                                DISCIPLINED                               HARTFORD GROWTH
                                  EQUITY         HARTFORD GROWTH           OPPORTUNITIES
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                 6,465,733             98,781                10,604,943
                               =============       ============            ==============
  Cost                           $69,314,131         $1,240,410              $230,467,444
                               =============       ============            ==============
  Market Value                   $91,062,559         $1,216,913              $319,529,059
 Due from Hartford Life
  Insurance Company                       --                 --                        --
 Receivable from fund shares
  sold                                26,874                293                   239,587
 Other assets                          1,004                 --                     2,651
                               -------------       ------------            --------------
 Total Assets                     91,090,437          1,217,206               319,771,297
                               -------------       ------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   26,873                293                   239,587
 Payable for fund shares
  purchased                               --                 --                        --
 Other liabilities                        --                 --                        --
                               -------------       ------------            --------------
 Total Liabilities                    26,873                293                   239,587
                               -------------       ------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $91,063,564         $1,216,913              $319,531,710
                               =============       ============            ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                                                              INTERNATIONAL
                                  HARTFORD HIGH YIELD    HARTFORD INDEX    CAPITAL APPRECIATION
                                       HLS FUND             HLS FUND             HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                       2,567,151            3,423,301             299,879
                                     =============       ==============        ============
  Cost                                 $24,100,868         $103,570,866          $3,948,937
                                     =============       ==============        ============
  Market Value                         $23,996,649         $110,792,826          $4,253,656
 Due from Hartford Life
  Insurance Company                             --                   --               3,652
 Receivable from fund shares
  sold                                       3,446               16,498                  --
 Other assets                                   66                   68                   6
                                     -------------       --------------        ------------
 Total Assets                           24,000,161          110,809,392           4,257,314
                                     -------------       --------------        ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3,446               16,498                  --
 Payable for fund shares
  purchased                                     --                   --               3,652
 Other liabilities                              --                   --                  --
                                     -------------       --------------        ------------
 Total Liabilities                           3,446               16,498               3,652
                                     -------------       --------------        ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $23,996,715         $110,792,894          $4,253,662
                                     =============       ==============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD
                                   INTERNATIONAL       INTERNATIONAL         HARTFORD                 HARTFORD
                                   SMALL COMPANY       OPPORTUNITIES    INTERNATIONAL STOCK        LARGECAP GROWTH
                                      HLS FUND           HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                       457,201           1,727,146           2,974,670                2,494,716
                                    ============       =============       =============            =============
  Cost                                $7,412,909         $14,395,999         $32,605,360              $21,747,726
                                    ============       =============       =============            =============
  Market Value                        $7,668,644         $26,286,763         $53,708,265              $25,359,533
 Due from Hartford Life
  Insurance Company                           44               4,389                  --                       --
 Receivable from fund shares
  sold                                        --                  --              72,879                   22,771
 Other assets                                 --                  --                 273                       --
                                    ------------       -------------       -------------            -------------
 Total Assets                          7,668,688          26,291,152          53,781,417               25,382,304
                                    ------------       -------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  --              72,879                   22,771
 Payable for fund shares
  purchased                                   44               4,389                  --                       --
 Other liabilities                             1                  10                  --                      288
                                    ------------       -------------       -------------            -------------
 Total Liabilities                            45               4,399              72,879                   23,059
                                    ------------       -------------       -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,668,643         $26,286,753         $53,708,538              $25,359,245
                                    ============       =============       =============            =============


                                   HARTFORD MIDCAP             HARTFORD                 HARTFORD
                                       GROWTH                MONEY MARKET         MORTGAGE SECURITIES
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (D)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                      2,952,268               31,576,225                 24,696
                                    =============            =============             ==========
  Cost                                $31,227,669              $31,576,225               $280,252
                                    =============            =============             ==========
  Market Value                        $32,132,786              $31,576,225               $267,102
 Due from Hartford Life
  Insurance Company                            --                   29,843                 28,090
 Receivable from fund shares
  sold                                      7,320                       --                     --
 Other assets                               1,896                    3,921                     --
                                    -------------            -------------             ----------
 Total Assets                          32,142,002               31,609,989                295,192
                                    -------------            -------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         7,320                       --                     --
 Payable for fund shares
  purchased                                    --                   29,843                 28,090
 Other liabilities                             --                       --                      1
                                    -------------            -------------             ----------
 Total Liabilities                          7,320                   29,843                 28,091
                                    -------------            -------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $32,134,682              $31,580,146               $267,101
                                    =============            =============             ==========

(d) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD
                                    SMALLCAP VALUE           SMALLCAP GROWTH           HARTFORD STOCK
                                       HLS FUND                  HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                       4,582,125                 4,881,103                  245,010
                                     =============            ==============            =============
  Cost                                 $61,548,874               $74,947,210               $8,810,992
                                     =============            ==============            =============
  Market Value                         $59,528,684              $101,485,942              $12,880,987
 Due from Hartford Life
  Insurance Company                             --                        --                       --
 Receivable from fund shares
  sold                                      28,529                    85,843                   17,507
 Other assets                                1,622                     2,425                      371
                                     -------------            --------------            -------------
 Total Assets                           59,558,835               101,574,210               12,898,865
                                     -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         28,529                    85,843                   17,507
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                       --
                                     -------------            --------------            -------------
 Total Liabilities                          28,529                    85,843                   17,507
                                     -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $59,530,306              $101,488,367              $12,881,358
                                     =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               HARTFORD U.S.
                                GOVERNMENT                                HARTFORD VALUE          HARTFORD EQUITY
                                SECURITIES        HARTFORD VALUE           OPPORTUNITIES               INCOME
                                 HLS FUND            HLS FUND                HLS FUND                 HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                 5,884,631            216,842                3,577,871                 243,228
                               =============       ============            =============            ============
  Cost                           $62,179,156         $2,637,250              $49,100,405              $3,182,279
                               =============       ============            =============            ============
  Market Value                   $65,474,760         $2,831,631              $70,610,712              $3,454,713
 Due from Hartford Life
  Insurance Company                   16,869              5,044                       --                  31,540
 Receivable from fund shares
  sold                                    --                 --                   59,453                      --
 Other assets                             --                 --                       16                      --
                               -------------       ------------            -------------            ------------
 Total Assets                     65,491,629          2,836,675               70,670,181               3,486,253
                               -------------       ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                 --                   59,453                      --
 Payable for fund shares
  purchased                           16,870              5,044                       --                  31,540
 Other liabilities                        17                  1                       --                       2
                               -------------       ------------            -------------            ------------
 Total Liabilities                    16,887              5,045                   59,453                  31,542
                               -------------       ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $65,474,742         $2,831,630              $70,610,728              $3,454,711
                               =============       ============            =============            ============

                                                         ING JPMORGAN
                                                           EMERGING
                                  ING VP NATURAL        MARKETS EQUITY        AIM V.I. GLOBAL
                                 RESOURCES TRUST          PORTFOLIO           HEALTH CARE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                      32,623                22,470                  51,516
                                    ==========            ==========            ============
  Cost                                $612,418              $366,530                $841,973
                                    ==========            ==========            ============
  Market Value                        $876,255              $440,641              $1,108,105
 Due from Hartford Life
  Insurance Company                         --               140,323                      --
 Receivable from fund shares
  sold                                     131                    --                      41
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          876,386               580,964               1,108,146
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        119                    --                      41
 Payable for fund shares
  purchased                                 --               140,323                      --
 Other liabilities                          21                     8                      --
                                    ----------            ----------            ------------
 Total Liabilities                         140               140,331                      41
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $876,246              $440,633              $1,108,105
                                    ==========            ==========            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       AIM V.I.              MFS EMERGING              MFS HIGH
                                   TECHNOLOGY FUND          GROWTH SERIES           INCOME SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                         91,494                 180,712                 238,665
                                     ============            ============            ============
  Cost                                 $1,120,357              $2,781,164              $2,102,641
                                     ============            ============            ============
  Market Value                         $1,282,744              $3,729,904              $2,396,199
 Due from Hartford Life
  Insurance Company                            --                      --                      --
 Receivable from fund shares
  sold                                         48                     397                   1,091
 Other assets                                   4                      82                       5
                                     ------------            ------------            ------------
 Total Assets                           1,282,796               3,730,383               2,397,295
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            48                     397                   1,091
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                             48                     397                   1,091
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,282,748              $3,729,986              $2,396,204
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          NEUBERGER
                                                          BERMAN AMT             NEUBERGER
                                  MFS STRATEGIC        LIMITED MATURITY          BERMAN AMT            PIONEER FUND
                                  INCOME SERIES         BOND PORTFOLIO       PARTNERS PORTFOLIO       VCT PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                      34,012                42,547                 107,781                39,793
                                    ==========            ==========            ============            ==========
  Cost                                $354,473              $552,683              $1,676,455              $800,642
                                    ==========            ==========            ============            ==========
  Market Value                        $362,910              $542,900              $2,280,644              $986,875
 Due from Hartford Life
  Insurance Company                         --                    13                      --                    --
 Receivable from fund shares
  sold                                      13                    --                      --                    --
 Other assets                               --                     2                      19                    --
                                    ----------            ----------            ------------            ----------
 Total Assets                          362,923               542,915               2,280,663               986,875
                                    ----------            ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         13                    --                      32                    79
 Payable for fund shares
  purchased                                 --                    --                      --                    --
 Other liabilities                          --                    --                      --                    20
                                    ----------            ----------            ------------            ----------
 Total Liabilities                          13                    --                      32                    99
                                    ----------            ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $362,910              $542,915              $2,280,631              $986,776
                                    ==========            ==========            ============            ==========


                                                           PIONEER GROWTH            VAN ECK
                                 DWS INTERNATIONAL         OPPORTUNITIES            WORLDWIDE
                                      VIP FUND             VCT PORTFOLIO            BOND FUND
                                  SUB-ACCOUNT (E)           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                       162,959                 130,267                11,579
                                    ============            ============            ==========
  Cost                                $1,293,898              $2,605,336              $113,470
                                    ============            ============            ==========
  Market Value                        $2,186,916              $3,489,848              $136,396
 Due from Hartford Life
  Insurance Company                           --                      --                    --
 Receivable from fund shares
  sold                                     1,681                     130                    --
 Other assets                                 95                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          2,188,692               3,489,978               136,396
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1,681                     229                    64
 Payable for fund shares
  purchased                                   --                      --                    --
 Other liabilities                            --                      35                     6
                                    ------------            ------------            ----------
 Total Liabilities                         1,681                     264                    70
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,187,011              $3,489,714              $136,326
                                    ============            ============            ==========

(e)  Formerly Scudder International Portfolio. Change effective February 6,
     2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       VAN ECK               WELLS FARGO             WELLS FARGO
                                      WORLDWIDE              ADVANTAGE VT            ADVANTAGE VT
                                     HARD ASSETS           ASSET ALLOCATION          TOTAL RETURN
                                         FUND                    FUND                 BOND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (F)         SUB-ACCOUNT (G)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                         33,607                 282,012                 970,884
                                     ============            ============            ============
  Cost                                   $573,611              $3,350,296              $9,892,183
                                     ============            ============            ============
  Market Value                         $1,099,273              $3,984,822              $9,514,660
 Due from Hartford Life
  Insurance Company                            --                      --                      --
 Receivable from fund shares
  sold                                         --                   1,940                  17,150
 Other assets                                  --                     186                      --
                                     ------------            ------------            ------------
 Total Assets                           1,099,273               3,986,948               9,531,810
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            94                   1,940                  17,150
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             47                      --                   1,705
                                     ------------            ------------            ------------
 Total Liabilities                            141                   1,940                  18,855
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,099,132              $3,985,008              $9,512,955
                                     ============            ============            ============

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                    EQUITY INCOME          C&B LARGE CAP         LARGE COMPANY         INTERNATIONAL
                                        FUND                 VALUE FUND            CORE FUND             CORE FUND
                                   SUB-ACCOUNT (H)        SUB-ACCOUNT (I)       SUB-ACCOUNT (J)       SUB-ACCOUNT (K)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                      1,459,514                86,008                13,401                13,501
                                    =============            ==========            ==========            ==========
  Cost                                $22,680,851              $748,763              $176,353               $88,408
                                    =============            ==========            ==========            ==========
  Market Value                        $28,825,406              $966,727              $209,051              $133,257
 Due from Hartford Life
  Insurance Company                            --                    --                    --                    --
 Receivable from fund shares
  sold                                     22,766                    --                   616                    --
 Other assets                                 329                    --                     5                     1
                                    -------------            ----------            ----------            ----------
 Total Assets                          28,848,501               966,727               209,672               133,258
                                    -------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        22,766                   134                   616                    32
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             --                    12                    --                    --
                                    -------------            ----------            ----------            ----------
 Total Liabilities                         22,766                   146                   616                    32
                                    -------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $28,825,735              $966,581              $209,056              $133,226
                                    =============            ==========            ==========            ==========

                                     WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT           WELLS FARGO
                                    LARGE COMPANY             SMALL CAP             ADVANTAGE VT
                                     GROWTH FUND             GROWTH FUND           DISCOVERY FUND
                                   SUB-ACCOUNT (L)         SUB-ACCOUNT (M)        SUB-ACCOUNT (N)
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares                      1,065,317                 395,452                44,026
                                    =============            ============            ==========
  Cost                                 $8,948,666              $2,661,395              $545,047
                                    =============            ============            ==========
  Market Value                        $10,216,394              $3,938,706              $723,792
 Due from Hartford Life
  Insurance Company                            --                      --                    --
 Receivable from fund shares
  sold                                      7,374                     799                    --
 Other assets                                 258                     140                     6
                                    -------------            ------------            ----------
 Total Assets                          10,224,026               3,939,645               723,798
                                    -------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         7,374                     799                    27
 Payable for fund shares
  purchased                                    --                      --                    --
 Other liabilities                             --                      --                    --
                                    -------------            ------------            ----------
 Total Liabilities                          7,374                     799                    27
                                    -------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $10,216,652              $3,938,846              $723,771
                                    =============            ============            ==========

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY     UNIT FAIR          UNIT FAIR       CONTRACT
                                                                    PARTICIPANTS     VALUE#             VALUE#       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                              98,468    $19.768804  to     $19.768804      $1,946,596
American Century VP Capital Appreciation Fund -- Class I                  28,686     15.963060  to      15.963060         457,923
AIM V.I. Core Equity Fund -- Class S1                                    558,241     11.207597  to      18.310558       6,623,825
AIM V.I. International Growth Fund -- Class S1                           215,718     15.542406  to      15.542406       3,352,775
AllianceBernstein VPS International Portfolio -- Class A                  53,694     20.202051  to      20.202051       1,084,723
AllianceBernstein Money Market Portfolio -- Class A                      441,178     13.735446  to      13.735446       6,059,776
AllianceBernstein Large Cap Growth Portfolio -- Class A                   78,458     21.809920  to      21.809920       1,711,156
Federated American Leaders Fund II -- Class PRIM                       4,219,300     12.831685  to      24.354886      55,629,950
Federated Capital Appreciation Fund II -- Class PRIM                   1,433,548      6.371636  to       6.455593       9,198,227
Federated Equity Income Fund II -- Class PRIM                          2,819,094     12.145123  to      12.341043      34,472,283
Federated Fund for U.S. Government Securities Fund II -- Class           256,342     12.985499  to      16.057906       3,579,375
 PRIM
Federated Mid Cap Growth Strategies Fund II -- Class PRIM              1,687,576     14.022577  to      14.248834      23,848,866
Federated High Income Bond Fund II -- Class PRIM                         601,099     13.105214  to      18.016694       8,125,405
Federated International Equity Fund II -- Class PRIM                     794,363     13.031058  to      13.241242      10,434,776
Federated Prime Money Fund II -- Class PRIM                              273,509      8.026858  to      11.541768       3,133,194
Federated Quality Bond Fund II -- Class PRIM                             193,856     13.218127  to      13.392133       2,576,240
Federated Capital Income Fund II -- Class PRIM                           490,129      8.884065  to      14.706866       4,404,962
Gartmore GVIT Developing Markets Fund -- Class II                         73,627     21.159503  to      21.159503       1,557,915
Hartford Advisers HLS Fund -- Class IA                                44,719,842      1.192989  to      13.676851     197,094,309
Hartford Blue Chip Stock HLS Fund -- Class IA                          4,347,949     10.358526  to      19.943688      77,422,967
Hartford Total Return Bond HLS Fund -- Class IA                       18,950,086      1.511505  to      14.035237      61,191,398
Hartford Capital Appreciation HLS Fund -- Class IA                    17,664,944      2.130628  to       2.181408      38,260,415
Hartford Capital Opportunities HLS Fund -- Class IA                    1,082,129      6.395245  to       6.656408       7,057,398
Hartford Dividend and Growth HLS Fund -- Class IA                      6,618,547      1.528493  to       3.909317      11,443,305
Hartford Focus HLS Fund -- Class IA                                      110,507      1.126459  to       1.172110         128,453
Hartford Global Advisers HLS Fund -- Class IA                            153,788      1.270877  to       2.033530         196,253
Hartford Global Leaders HLS Fund -- Class IA                           4,536,336     11.593138  to      29.003230     115,677,986
Hartford Disciplined Equity HLS Fund -- Class IA                       4,057,556     11.887947  to      25.920241      90,978,984
Hartford Growth HLS Fund -- Class IA                                     921,230      1.298974  to       1.342101       1,216,913
Hartford Growth Opportunities HLS Fund -- Class IA                    43,994,469      1.578823  to      33.066226     319,206,181
Hartford High Yield HLS Fund -- Class IA                               1,634,251     11.740492  to      15.385587      23,940,039
Hartford Index HLS Fund -- Class IA                                    5,759,385      1.111296  to      21.199401     110,738,609
Hartford International Capital Appreciation HLS Fund -- Class IA       2,601,822      1.593560  to       1.658052       4,253,662
Hartford International Small Company HLS Fund -- Class IA              3,369,445      2.215621  to       2.305259       7,668,643
Hartford International Opportunities HLS Fund -- Class IA             12,067,919      2.139837  to       2.193374      26,271,499
Hartford International Stock HLS Fund -- Class IA                      2,680,691     12.195111  to      22.649076      53,663,716
Hartford LargeCap Growth HLS Fund -- Class IA                          2,840,389      7.301945  to       9.652250      25,350,045
Hartford MidCap Growth HLS Fund -- Class IA                            2,107,938     15.071139  to      15.840177      32,134,225
Hartford Money Market HLS Fund -- Class IA                            14,888,627      1.142958  to      13.693087      31,521,725
Hartford Mortgage Securities HLS Fund -- Class IA                        194,775      1.316605  to       2.971599         267,101
Hartford SmallCap Value HLS Fund -- Class IA                           2,347,533     24.595728  to      25.745504      59,529,547
Hartford SmallCap Growth HLS Fund -- Class IA                          3,863,283     14.080588  to      29.472834     101,442,693
Hartford Stock HLS Fund -- Class IA                                    8,111,482      1.567487  to       1.604868      12,881,358
Hartford U.S. Government Securities HLS Fund -- Class IA               3,202,866     12.804687  to      23.768555      65,301,078

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY     UNIT FAIR          UNIT FAIR       CONTRACT
                                                                    PARTICIPANTS     VALUE#             VALUE#       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund -- Class IA                                    2,095,118     $1.317720  to      $1.371064      $2,831,630
Hartford Value Opportunities HLS Fund -- Class IA                      2,804,150     18.017119  to      27.216975      70,580,600
Hartford Equity Income HLS Fund -- Class IA                            2,423,022      1.406773  to       1.438253       3,454,711
ING VP Natural Resources Trust                                            31,065     28.206496  to      28.206496         876,246
ING JPMorgan Emerging Markets Equity Portfolio -- Class I                 31,649     13.922547  to      13.922547         440,633
AIM V.I. Global Health Care Fund -- Class SI                              51,890     21.354693  to      21.354693       1,108,105
AIM V.I. Technology Fund -- Class SI                                      94,759     13.537016  to      13.537016       1,282,748
MFS Emerging Growth Series -- Class INIT                                 311,803     10.816904  to      19.258223       3,721,681
MFS High Income Series -- Class INIT                                     177,801     12.797666  to      17.867204       2,389,700
MFS Strategic Income Series -- Class INIT                                 22,776     15.933761  to      15.933761         362,910
Neuberger Berman AMT Limited Maturity Bond Portfolio                      37,932     14.262173  to      14.262173         540,989
Neuberger Berman AMT Partners Portfolio                                  107,585     21.198371  to      21.198371       2,280,631
Pioneer Fund VCT Portfolio -- Class I                                     78,178     12.622213  to      12.622213         986,776
DWS International VIP Fund -- Class A                                     99,134     22.022791  to      22.022791       2,183,215
Pioneer Growth Opportunities VCT Portfolio -- Class I                    163,698     21.317943  to      21.317943       3,489,714
Van Eck Worldwide Bond Fund -- Class INIT                                  8,312     16.401695  to      16.401695         136,326
Van Eck Worldwide Hard Assets Fund -- Class INIT                          42,494     25.865846  to      25.865846       1,099,132
Wells Fargo Advantage VT Asset Allocation Fund                           324,554     12.223451  to      12.223451       3,967,168
Wells Fargo Advantage VT Total Return Bond Fund                          541,204     17.560060  to      17.560060       9,503,578
Wells Fargo Advantage VT Equity Income Fund                            1,362,948     21.020751  to      21.020751      28,650,188
Wells Fargo Advantage VT C&B Large Cap Value Fund                         81,403     11.874027  to      11.874027         966,581
Wells Fargo Advantage VT Large Company Core Fund                          26,810      7.797779  to       7.797779         209,056
Wells Fargo Advantage VT International Core Fund                          13,175     10.112017  to      10.112017         133,226
Wells Fargo Advantage VT Large Company Growth Fund                       559,352     18.057684  to      18.057684      10,100,605
Wells Fargo Advantage VT Small Cap Growth Fund                           251,072     15.659658  to      15.659658       3,931,709
Wells Fargo Advantage VT Discovery Fund                                   31,213     23.187850  to      23.187850         723,771
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                                 182     19.768804  to      19.768804           3,590
AIM V.I. Core Equity Fund -- Class S1                                        624     11.207597  to      11.207597           6,992
AIM V.I. International Growth Fund -- Class S1                               385     15.542406  to      15.542406           5,987
Federated American Leaders Fund II -- Class PRIM                           1,518     12.831685  to      12.831685          19,483
Federated Equity Income Fund II -- Class PRIM                              1,677     12.145123  to      12.145123          20,372
Federated Mid Cap Growth Strategies Fund II -- Class PRIM                    727     14.022577  to      14.022577          10,196
Hartford Advisers HLS Fund -- Class IA                                    65,044      4.134052  to       4.134052         268,895
Hartford Blue Chip Stock HLS Fund -- Class IA                              1,109     19.943688  to      19.943688          22,127
Hartford Total Return Bond HLS Fund -- Class IA                           25,349      2.779831  to       2.779831          70,466
Hartford Capital Appreciation HLS Fund -- Class IA                           528      2.172864  to       2.172864           1,148
Hartford Global Leaders HLS Fund -- Class IA                               5,302     23.240758  to      29.003230         151,781
Hartford Disciplined Equity HLS Fund -- Class IA                           3,263     25.920241  to      25.920241          84,580
Hartford Growth Opportunities HLS Fund -- Class IA                        44,544      6.870140  to      33.066226         325,529
Hartford High Yield HLS Fund -- Class IA                                   3,684     15.385587  to      15.385587          56,676
Hartford Index HLS Fund -- Class IA                                        2,561     21.199401  to      21.199401          54,285
Hartford International Opportunities HLS Fund -- Class IA                  6,990      2.182253  to       2.182253          15,254
Hartford International Stock HLS Fund -- Class IA                          1,979     22.649076  to      22.649076          44,822
Hartford LargeCap Growth HLS Fund -- Class IA                                961      9.568793  to       9.568793           9,200
Hartford MidCap Growth HLS Fund -- Class IA                                   30     15.071139  to      15.071139             457

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY     UNIT FAIR          UNIT FAIR       CONTRACT
                                                                    PARTICIPANTS     VALUE#             VALUE#       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                                22,945     $1.771274  to     $13.693087         $58,421
Hartford SmallCap Value HLS Fund -- Class IA                                  30     25.523118  to      25.523118             759
Hartford SmallCap Growth HLS Fund -- Class IA                              1,550     29.472834  to      29.472834          45,674
Hartford U.S. Government Securities HLS Fund -- Class IA                   7,306     23.768555  to      23.768555         173,664
Hartford Value Opportunities HLS Fund -- Class IA                          1,107     27.216975  to      27.216975          30,128
MFS Emerging Growth Series -- Class INIT                                     768     10.816904  to      10.816904           8,305
MFS High Income Series -- Class INIT                                         508     12.797666  to      12.797666           6,504
Neuberger Berman AMT Limited Maturity Bond Portfolio                         135     14.262173  to      14.262173           1,926
DWS International VIP Fund -- Class A                                        172     22.022791  to      22.022791           3,796
Wells Fargo Advantage VT Asset Allocation Fund                             1,459     12.223451  to      12.223451          17,840
Wells Fargo Advantage VT Total Return Bond Fund                              534     17.560060  to      17.560060           9,377
Wells Fargo Advantage VT Equity Income Fund                                8,351     21.020751  to      21.020751         175,547
Wells Fargo Advantage VT Large Company Growth Fund                         6,426     18.057684  to      18.057684         116,047
Wells Fargo Advantage VT Small Cap Growth Fund                               456     15.659658  to      15.659658           7,137

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       AMERICAN CENTURY
                                                          VP CAPITAL
                                  AMERICAN CENTURY       APPRECIATION          AIM V.I. CORE
                                  VP BALANCED FUND           FUND               EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT (A)(B)(C)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $45,127                 $ --                $118,848
                                     ----------            ---------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (9,798)              (2,451)                (90,162)
                                     ----------            ---------            ------------
  Net investment income (loss)           35,329               (2,451)                 28,686
                                     ----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  36,893               35,023               1,063,258
 Net realized gain on
  distributions                         151,259                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (46,677)              38,538                (139,562)
                                     ----------            ---------            ------------
  Net gain (loss) on
   investments                          141,475               73,561                 923,696
                                     ----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $176,804              $71,110                $952,382
                                     ==========            =========            ============

(a) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(b) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AIM V.I.          ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                  INTERNATIONAL        VPS INTERNATIONAL        MONEY MARKET        LARGE CAP GROWTH
                                   GROWTH FUND             PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $31,720                 $7,456              $279,001                   $ --
                                    ----------            -----------            ----------            -----------
EXPENSES:
 Mortality and expense risk
  charges                              (38,182)                (6,975)              (30,645)                (9,520)
                                    ----------            -----------            ----------            -----------
  Net investment income
   (loss)                               (6,462)                   481               248,356                 (9,520)
                                    ----------            -----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 52,787                458,565                    --                125,015
 Net realized gain on
  distributions                             --                     --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          655,295               (170,376)                   --               (191,916)
                                    ----------            -----------            ----------            -----------
  Net gain (loss) on
   investments                         708,082                288,189                    --                (66,901)
                                    ----------            -----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $701,620               $288,670              $248,356               $(76,421)
                                    ==========            ===========            ==========            ===========

                                      FEDERATED           FEDERATED CAPITAL
                                      AMERICAN               APPRECIATION          FEDERATED EQUITY
                                   LEADERS FUND II             FUND II              INCOME FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $983,525                 $80,778                $842,252
                                    -------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (728,708)               (116,219)               (446,644)
                                    -------------            ------------            ------------
  Net investment income
   (loss)                                 254,817                 (35,441)                395,608
                                    -------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,142,537                 583,978               2,203,051
 Net realized gain on
  distributions                         8,138,356                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,150,230)                757,865               4,555,878
                                    -------------            ------------            ------------
  Net gain (loss) on
   investments                          8,130,663               1,341,843               6,758,929
                                    -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,385,480              $1,306,402              $7,154,537
                                    =============            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   FEDERATED FUND
                                      FOR U.S.            FEDERATED MID          FEDERATED HIGH
                                     GOVERNMENT             CAP GROWTH             INCOME BOND
                                 SECURITIES FUND II     STRATEGIES FUND II           FUND II
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $204,578                    $ --               $838,931
                                     ----------            ------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                               (42,684)               (334,530)              (106,410)
                                     ----------            ------------            -----------
  Net investment income (loss)          161,894                (334,530)               732,521
                                     ----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (19,039)              2,671,303                101,435
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (18,372)               (550,849)               (22,358)
                                     ----------            ------------            -----------
  Net gain (loss) on
   investments                          (37,411)              2,120,454                 79,077
                                     ----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $124,483              $1,785,924               $811,598
                                     ==========            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FEDERATED              FEDERATED
                                   INTERNATIONAL              PRIME           FEDERATED QUALITY     FEDERATED CAPITAL
                                   EQUITY FUND II         MONEY FUND II          BOND FUND II         INCOME FUND II
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $23,303              $149,657              $109,531              $301,946
                                    ------------            ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (134,757)              (40,970)              (32,653)              (58,611)
                                    ------------            ----------            ----------            ----------
  Net investment income
   (loss)                               (111,454)              108,687                76,878               243,335
                                    ------------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  685,234                    --                (2,335)               22,644
 Net realized gain on
  distributions                               --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 1,202,467                    --                 3,582               366,813
                                    ------------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         1,887,701                    --                 1,247               389,457
                                    ------------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,776,247              $108,687               $78,125              $632,792
                                    ============            ==========            ==========            ==========

                                  GARTMORE GVIT                                    HARTFORD BLUE
                                    DEVELOPING          HARTFORD ADVISERS           CHIP STOCK
                                   MARKETS FUND             HLS FUND                 HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,143               $4,541,499                 $257,202
                                    ----------            -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                               (5,494)              (2,675,635)              (1,090,236)
                                    ----------            -------------            -------------
  Net investment income
   (loss)                                1,649                1,865,864                 (833,034)
                                    ----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 36,357                1,500,592                4,149,940
 Net realized gain on
  distributions                        107,888               14,113,695                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 205,481                  302,855                1,817,282
                                    ----------            -------------            -------------
  Net gain (loss) on
   investments                         349,726               15,917,142                5,967,222
                                    ----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $351,375              $17,783,006               $5,134,188
                                    ==========            =============            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD TOTAL         HARTFORD CAPITAL       HARTFORD CAPITAL
                                     RETURN BOND             APPRECIATION           OPPORTUNITIES
                                       HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,985,284                $497,128                   $ --
                                     ------------            ------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                                (851,653)               (568,926)              (117,242)
                                     ------------            ------------            -----------
  Net investment income (loss)          2,133,631                 (71,798)              (117,242)
                                     ------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (311,322)                511,797                272,574
 Net realized gain on
  distributions                             9,028               4,811,031                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             214,822                 265,095                314,630
                                     ------------            ------------            -----------
  Net gain (loss) on
   investments                            (87,472)              5,587,923                587,204
                                     ------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,046,159              $5,516,125               $469,962
                                     ============            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD DIVIDEND                           HARTFORD GLOBAL        HARTFORD GLOBAL
                                     AND GROWTH          HARTFORD FOCUS          ADVISERS               LEADERS
                                      HLS FUND              HLS FUND             HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $182,688               $1,339              $4,640                 $892,116
                                    ------------            ---------            --------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (93,375)              (2,453)             (1,368)              (1,553,348)
                                    ------------            ---------            --------            -------------
  Net investment income
   (loss)                                 89,313               (1,114)              3,272                 (661,232)
                                    ------------            ---------            --------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,046               (2,925)                 61                7,225,388
 Net realized gain on
  distributions                          748,664               16,267               6,196                6,249,754
 Net unrealized appreciation
  (depreciation) of
  investments during the year            426,030                  145              (3,615)               1,634,147
                                    ------------            ---------            --------            -------------
  Net gain (loss) on
   investments                         1,176,740               13,487               2,642               15,109,289
                                    ------------            ---------            --------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,266,053              $12,373              $5,914              $14,448,057
                                    ============            =========            ========            =============

                                      HARTFORD                                   HARTFORD GROWTH
                                     DISCIPLINED          HARTFORD GROWTH         OPPORTUNITIES
                                   EQUITY HLS FUND           HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $979,106                 $591               $2,369,383
                                    -------------            ---------            -------------
EXPENSES:
 Mortality and expense risk
  charges                              (1,256,277)             (16,753)              (4,181,998)
                                    -------------            ---------            -------------
  Net investment income
   (loss)                                (277,171)             (16,162)              (1,812,615)
                                    -------------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,648,482                2,393               10,920,187
 Net realized gain on
  distributions                                --               74,931               32,010,863
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,440,216              (38,878)              (8,386,288)
                                    -------------            ---------            -------------
  Net gain (loss) on
   investments                         10,088,698               38,446               34,544,762
                                    -------------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,811,527              $22,284              $32,732,147
                                    =============            =========            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                  HARTFORD                                      INTERNATIONAL
                                 HIGH YIELD             HARTFORD INDEX       CAPITAL APPRECIATION
                                  HLS FUND                 HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $3,523,677               $1,808,350               $29,907
                                -------------            -------------            ----------
EXPENSES:
 Mortality and expense risk
  charges                            (326,969)              (1,442,047)              (34,955)
                                -------------            -------------            ----------
  Net investment income (loss)      3,196,708                  366,303                (5,048)
                                -------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               315,676                2,140,512               (13,312)
 Net realized gain on
  distributions                            --               12,186,954               288,835
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,239,817)                 135,042               257,216
                                -------------            -------------            ----------
  Net gain (loss) on
   investments                       (924,141)              14,462,508               532,739
                                -------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $2,272,567              $14,828,811              $527,691
                                =============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD             HARTFORD                 HARTFORD
                                    INTERNATIONAL            INTERNATIONAL       INTERNATIONAL               LARGECAP
                                    SMALL COMPANY            OPPORTUNITIES           STOCK                    GROWTH
                                      HLS FUND                 HLS FUND             HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $121,821                 $649,203             $789,356                 $122,606
                                    -------------            -------------       --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                 (63,209)                (348,732)            (707,309)                (371,627)
                                    -------------            -------------       --------------            -------------
  Net investment income
   (loss)                                  58,612                  300,471               82,047                 (249,021)
                                    -------------            -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (4,133)               1,194,226            3,508,271                  700,354
 Net realized gain on
  distributions                           782,184                1,962,149                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             260,719                1,632,190            6,618,912                  800,977
                                    -------------            -------------       --------------            -------------
  Net gain (loss) on
   investments                          1,038,770                4,788,565           10,127,183                1,501,331
                                    -------------            -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,097,382               $5,089,036          $10,209,230               $1,252,310
                                    =============            =============       ==============            =============

                                       HARTFORD                                         HARTFORD
                                        MIDCAP                  HARTFORD                MORTGAGE
                                        GROWTH                MONEY MARKET             SECURITIES
                                       HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT (D)             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $1,552,851               $24,813
                                    --------------            -------------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                 (454,414)                (434,057)               (2,743)
                                    --------------            -------------            ----------
  Net investment income
   (loss)                                 (454,414)               1,118,794                22,070
                                    --------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    606,781                       --                (1,081)
 Net realized gain on
  distributions                          4,730,421                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,482,548)                      --               (13,934)
                                    --------------            -------------            ----------
  Net gain (loss) on
   investments                           3,854,654                       --               (15,015)
                                    --------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,400,240               $1,118,794                $7,055
                                    ==============            =============            ==========

(d) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                    SMALLCAP VALUE           SMALLCAP GROWTH          HARTFORD STOCK
                                       HLS FUND                 HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $758,283                 $363,923                $164,848
                                     -------------            -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                 (817,269)              (1,422,859)               (198,916)
                                     -------------            -------------            ------------
  Net investment income (loss)             (58,986)              (1,058,936)                (34,068)
                                     -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    587,421                4,690,327                 597,426
 Net realized gain on
  distributions                         11,702,168                6,660,124                 719,961
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,800,204)              (4,489,823)                250,305
                                     -------------            -------------            ------------
  Net gain (loss) on
   investments                           9,489,385                6,860,628               1,567,692
                                     -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,430,399               $5,801,692              $1,533,624
                                     =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD U.S.
                                     GOVERNMENT                                  HARTFORD VALUE         HARTFORD EQUITY
                                     SECURITIES           HARTFORD VALUE          OPPORTUNITIES              INCOME
                                      HLS FUND               HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,496,641               $30,838                 $881,877               $58,844
                                    ------------            ----------            -------------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (948,461)              (15,634)                (944,973)              (22,472)
                                    ------------            ----------            -------------            ----------
  Net investment income
   (loss)                              1,548,180                15,204                  (63,096)               36,372
                                    ------------            ----------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  739,749                 2,889                3,997,124                 7,924
 Net realized gain on
  distributions                               --                19,114                8,085,897                 2,474
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (539,851)              187,868                 (520,929)              268,685
                                    ------------            ----------            -------------            ----------
  Net gain (loss) on
   investments                           199,898               209,871               11,562,092               279,083
                                    ------------            ----------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,748,078              $225,075              $11,498,996              $315,455
                                    ============            ==========            =============            ==========

                                                        ING JPMORGAN
                                                          EMERGING
                                  ING VP NATURAL       MARKETS EQUITY        AIM V.I. GLOBAL
                                 RESOURCES TRUST          PORTFOLIO         HEALTH CARE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,522                  $ --
                                    ----------            ---------             ---------
EXPENSES:
 Mortality and expense risk
  charges                               (4,044)              (1,239)               (5,032)
                                    ----------            ---------             ---------
  Net investment income
   (loss)                               (4,044)                 283                (5,032)
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 81,337               15,004                46,283
 Net realized gain on
  distributions                         67,761                2,737                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           52,592               68,167                14,750
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         201,690               85,908                61,033
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $197,646              $86,191               $56,001
                                    ==========            =========             =========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                      AIM V.I.            MFS EMERGING            MFS HIGH
                                  TECHNOLOGY FUND        GROWTH SERIES         INCOME SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $ --              $252,218
                                     ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (6,727)              (46,558)              (31,870)
                                     ----------            ----------            ----------
  Net investment income (loss)           (6,727)              (46,558)              220,348
                                     ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 108,453               344,374               103,317
 Net realized gain on
  distributions                              --                    --                    --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                                  85,211               (38,969)              (76,684)
                                     ----------            ----------            ----------
  Net gain (loss) on
   investments                          193,664               305,405                26,633
                                     ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $186,937              $258,847              $246,981
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          NEUBERGER
                                                         BERMAN AMT             NEUBERGER
                                  MFS STRATEGIC       LIMITED MATURITY          BERMAN AMT          PIONEER FUND
                                  INCOME SERIES        BOND PORTFOLIO       PARTNERS PORTFOLIO      VCT PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $13,034               $17,399                $16,134              $14,096
                                    ---------             ---------             ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (1,259)               (2,931)               (10,728)              (4,819)
                                    ---------             ---------             ----------            ---------
  Net investment income
   (loss)                              11,775                14,468                  5,406                9,277
                                    ---------             ---------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   491                (1,492)                22,989               33,424
 Net realized gain on
  distributions                         1,743                    --                248,501                   --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                                 4,424                 9,383                (33,191)             110,821
                                    ---------             ---------             ----------            ---------
  Net gain (loss) on
   investments                          6,658                 7,891                238,299              144,245
                                    ---------             ---------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $18,433               $22,359               $243,705             $153,522
                                    =========             =========             ==========            =========


                                                          PIONEER GROWTH           VAN ECK
                                 DWS INTERNATIONAL        OPPORTUNITIES           WORLDWIDE
                                      VIP FUND            VCT PORTFOLIO           BOND FUND
                                  SUB-ACCOUNT (E)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $41,544                   $ --              $19,890
                                     ----------             ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (27,514)               (16,611)                (899)
                                     ----------             ----------            ---------
  Net investment income
   (loss)                                14,030                (16,611)              18,991
                                     ----------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 168,875                180,465                9,761
 Net realized gain on
  distributions                              --                     --                   --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                                 292,801                 19,377              (17,676)
                                     ----------             ----------            ---------
  Net gain (loss) on
   investments                          461,676                199,842               (7,915)
                                     ----------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $475,706               $183,231              $11,076
                                     ==========             ==========            =========

(e)  Formerly Scudder International Portfolio. Change effective February 6,
     2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      VAN ECK             WELLS FARGO            WELLS FARGO
                                     WORLDWIDE            ADVANTAGE VT          ADVANTAGE VT
                                    HARD ASSETS         ASSET ALLOCATION        TOTAL RETURN
                                        FUND                  FUND                BOND FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (F)        SUB-ACCOUNT (G)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $788               $95,002               $484,362
                                     ----------            ----------            -----------
EXPENSES:
 Mortality and expense risk
  charges                                (5,594)              (52,743)              (138,886)
                                     ----------            ----------            -----------
  Net investment income (loss)           (4,806)               42,259                345,476
                                     ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  64,256               108,976               (160,634)
 Net realized gain on
  distributions                          67,045                48,034                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           143,155               214,468                 60,252
                                     ----------            ----------            -----------
  Net gain (loss) on
   investments                          274,456               371,478               (100,382)
                                     ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $269,650              $413,737               $245,094
                                     ==========            ==========            ===========

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO           WELLS FARGO          WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                   EQUITY INCOME          C&B LARGE CAP         LARGE COMPANY        INTERNATIONAL
                                        FUND                VALUE FUND            CORE FUND            CORE FUND
                                  SUB-ACCOUNT (H)        SUB-ACCOUNT (I)       SUB-ACCOUNT (J)      SUB-ACCOUNT (K)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $453,756               $13,547               $1,466               $2,103
                                    ------------            ----------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (376,115)              (12,096)              (3,301)              (1,680)
                                    ------------            ----------            ---------            ---------
  Net investment income
   (loss)                                 77,641                 1,451               (1,835)                 423
                                    ------------            ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,123,643                35,334               11,232                3,757
 Net realized gain on
  distributions                           67,122                    --                   --                5,371
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,356,044               131,291               22,745               14,152
                                    ------------            ----------            ---------            ---------
  Net gain (loss) on
   investments                         4,546,809               166,625               33,977               23,280
                                    ------------            ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,624,450              $168,076              $32,142              $23,703
                                    ============            ==========            =========            =========

                                    WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT          WELLS FARGO
                                   LARGE COMPANY           SMALL CAP           ADVANTAGE VT
                                    GROWTH FUND           GROWTH FUND         DISCOVERY FUND
                                  SUB-ACCOUNT (L)       SUB-ACCOUNT (M)       SUB-ACCOUNT (N)
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $ --                 $ --
                                    -----------            ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (151,153)              (50,826)              (3,390)
                                    -----------            ----------            ---------
  Net investment income
   (loss)                              (151,153)              (50,826)              (3,390)
                                    -----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 426,002               253,830                6,612
 Net realized gain on
  distributions                              --                98,959                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (321,220)              486,534               84,075
                                    -----------            ----------            ---------
  Net gain (loss) on
   investments                          104,782               839,323               90,687
                                    -----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(46,371)             $788,497              $87,297
                                    ===========            ==========            =========

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          AMERICAN CENTURY
                                                             VP CAPITAL
                                   AMERICAN CENTURY         APPRECIATION             AIM V.I. CORE
                                   VP BALANCED FUND             FUND                  EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)(B)(C)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $35,329                $(2,451)                  $28,686
 Net realized gain (loss) on
  security transactions                    36,893                 35,023                 1,063,258
 Net realized gain on
  distributions                           151,259                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (46,677)                38,538                  (139,562)
                                     ------------            -----------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              176,804                 71,110                   952,382
                                     ------------            -----------             -------------
UNIT TRANSACTIONS:
 Purchases                                 94,735                115,293                    35,268
 Net transfers                             33,734                 67,731                  (746,866)
 Surrenders for benefit
  payments and fees                      (763,737)              (347,354)               (2,607,633)
 Net Annuity Transactions                    (277)                    --                     6,902
                                     ------------            -----------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (635,545)              (164,330)               (3,312,329)
                                     ------------            -----------             -------------
 Net increase (decrease) in
  net assets                             (458,741)               (93,220)               (2,359,947)
NET ASSETS:
 Beginning of year                      2,408,927                551,143                 8,990,764
                                     ------------            -----------             -------------
 End of year                           $1,950,186               $457,923                $6,630,817
                                     ============            ===========             =============

(a) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(b) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.            ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                   INTERNATIONAL          VPS INTERNATIONAL          MONEY MARKET           LARGE CAP GROWTH
                                    GROWTH FUND               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,462)                    $481                 $248,356                  $(9,520)
 Net realized gain (loss) on
  security transactions                   52,787                  458,565                       --                  125,015
 Net realized gain on
  distributions                               --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            655,295                 (170,376)                      --                 (191,916)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             701,620                  288,670                  248,356                  (76,421)
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                14,117                    3,510                  100,474                    5,605
 Net transfers                           518,123                   74,545                  898,186                 (108,329)
 Surrenders for benefit
  payments and fees                     (664,327)              (1,096,237)              (2,586,313)                (920,930)
 Net Annuity Transactions                   (439)                      --                       --                       --
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (132,526)              (1,018,182)              (1,587,653)              (1,023,654)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             569,094                 (729,512)              (1,339,297)              (1,100,075)
NET ASSETS:
 Beginning of year                     2,789,668                1,814,235                7,399,073                2,811,231
                                    ------------            -------------            -------------            -------------
 End of year                          $3,358,762               $1,084,723               $6,059,776               $1,711,156
                                    ============            =============            =============            =============

                                      FEDERATED             FEDERATED CAPITAL
                                       AMERICAN               APPRECIATION            FEDERATED EQUITY
                                   LEADERS FUND II               FUND II               INCOME FUND II
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $254,817                 $(35,441)                 $395,608
 Net realized gain (loss) on
  security transactions                  1,142,537                  583,978                 2,203,051
 Net realized gain on
  distributions                          8,138,356                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,150,230)                 757,865                 4,555,878
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,385,480                1,306,402                 7,154,537
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 110,796                   21,341                    65,199
 Net transfers                          (2,751,384)                (290,785)                 (611,783)
 Surrenders for benefit
  payments and fees                    (18,600,749)              (2,355,320)              (10,283,090)
 Net Annuity Transactions                   (1,414)                      --                    (1,465)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,242,751)              (2,624,764)              (10,831,139)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (12,857,271)              (1,318,362)               (3,676,602)
NET ASSETS:
 Beginning of year                      68,506,704               10,516,589                38,169,257
                                    --------------            -------------            --------------
 End of year                           $55,649,433               $9,198,227               $34,492,655
                                    ==============            =============            ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FEDERATED FUND
                                       FOR U.S.               FEDERATED MID           FEDERATED HIGH
                                      GOVERNMENT               CAP GROWTH               INCOME BOND
                                  SECURITIES FUND II       STRATEGIES FUND II             FUND II
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $161,894                $(334,530)                $732,521
 Net realized gain (loss) on
  security transactions                    (19,039)               2,671,303                  101,435
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (18,372)                (550,849)                 (22,358)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               124,483                1,785,924                  811,598
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   2,831                   44,024                   23,701
 Net transfers                              66,154                 (844,932)                (532,814)
 Surrenders for benefit
  payments and fees                     (1,830,831)              (7,117,953)              (2,713,955)
 Net Annuity Transactions                       --                     (795)                      --
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,761,846)              (7,919,656)              (3,223,068)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (1,637,363)              (6,133,732)              (2,411,470)
NET ASSETS:
 Beginning of year                       5,216,738               29,992,794               10,536,875
                                     -------------            -------------            -------------
 End of year                            $3,579,375              $23,859,062               $8,125,405
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                       FEDERATED
                                 FEDERATED                 FEDERATED               FEDERATED            CAPITAL
                               INTERNATIONAL                 PRIME                  QUALITY             INCOME
                               EQUITY FUND II            MONEY FUND II            BOND FUND II          FUND II
                                SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(111,454)                 $108,687                 $76,878            $243,335
 Net realized gain (loss) on
  security transactions              685,234                        --                  (2,335)             22,644
 Net realized gain on
  distributions                           --                        --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,202,467                        --                   3,582             366,813
                               -------------             -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,776,247                   108,687                  78,125             632,792
                               -------------             -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                            16,700                     2,430                   7,904               6,604
 Net transfers                       800,334                 1,095,138                 446,593              (9,017)
 Surrenders for benefit
  payments and fees               (3,080,187)               (1,740,267)               (725,190)         (1,334,672)
 Net Annuity Transactions                 --                        --                      --                  --
                               -------------             -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,263,153)                 (642,699)               (270,693)         (1,337,085)
                               -------------             -------------            ------------       -------------
 Net increase (decrease) in
  net assets                        (486,906)                 (534,012)               (192,568)           (704,293)
NET ASSETS:
 Beginning of year                10,921,682                 3,667,206               2,768,808           5,109,255
                               -------------             -------------            ------------       -------------
 End of year                     $10,434,776                $3,133,194              $2,576,240          $4,404,962
                               =============             =============            ============       =============


                                   GARTMORE GVIT          HARTFORD          HARTFORD BLUE
                                     DEVELOPING           ADVISERS            CHIP STOCK
                                    MARKETS FUND          HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,649           $1,865,864            $(833,034)
 Net realized gain (loss) on
  security transactions                   36,357            1,500,592            4,149,940
 Net realized gain on
  distributions                          107,888           14,113,695                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            205,481              302,855            1,817,282
                                    ------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             351,375           17,783,006            5,134,188
                                    ------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 5,969            2,002,278            1,455,242
 Net transfers                           295,776           (6,965,645)          (3,606,214)
 Surrenders for benefit
  payments and fees                     (284,887)         (42,573,690)         (18,698,776)
 Net Annuity Transactions                     --               24,052               (3,225)
                                    ------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       16,858          (47,513,005)         (20,852,973)
                                    ------------       --------------       --------------
 Net increase (decrease) in
  net assets                             368,233          (29,729,999)         (15,718,785)
NET ASSETS:
 Beginning of year                     1,189,682          227,093,203           93,163,879
                                    ------------       --------------       --------------
 End of year                          $1,557,915         $197,363,204          $77,445,094
                                    ============       ==============       ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       HARTFORD                 HARTFORD
                                HARTFORD TOTAL          CAPITAL                  CAPITAL
                                 RETURN BOND         APPRECIATION             OPPORTUNITIES
                                   HLS FUND            HLS FUND                 HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,133,631            $(71,798)               $(117,242)
 Net realized gain (loss) on
  security transactions               (311,322)            511,797                  272,574
 Net realized gain on
  distributions                          9,028           4,811,031                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          214,822             265,095                  314,630
                                --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         2,046,159           5,516,125                  469,962
                                --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             761,096             108,985                  145,624
 Net transfers                       1,906,964          (1,395,425)              (1,088,065)
 Surrenders for benefit
  payments and fees                (14,190,454)         (8,209,038)              (1,679,488)
 Net Annuity Transactions               13,124               1,025                       --
                                --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,509,270)         (9,494,453)              (2,621,929)
                                --------------       -------------            -------------
 Net increase (decrease) in
  net assets                        (9,463,111)         (3,978,328)              (2,151,967)
NET ASSETS:
 Beginning of year                  70,724,975          42,239,891                9,209,365
                                --------------       -------------            -------------
 End of year                       $61,261,864         $38,261,563               $7,057,398
                                ==============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                                 DIVIDEND                                  HARTFORD GLOBAL          HARTFORD GLOBAL
                                AND GROWTH            HARTFORD FOCUS           ADVISERS                 LEADERS
                                 HLS FUND                HLS FUND              HLS FUND                HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $89,313               $(1,114)               $3,272                  $(661,232)
 Net realized gain (loss) on
  security transactions                2,046                (2,925)                   61                  7,225,388
 Net realized gain on
  distributions                      748,664                16,267                 6,196                  6,249,754
 Net unrealized appreciation
  (depreciation) of
  investments during the year        426,030                   145                (3,615)                 1,634,147
                               -------------            ----------            ----------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,266,053                12,373                 5,914                 14,448,057
                               -------------            ----------            ----------            ---------------
UNIT TRANSACTIONS:
 Purchases                           290,653                   677                 5,652                  1,510,350
 Net transfers                     8,132,357                18,012               182,204                 (3,935,500)
 Surrenders for benefit
  payments and fees               (1,003,572)              (52,339)               (2,048)               (23,164,812)
 Net Annuity Transactions                 --                    --                    --                    (19,994)
                               -------------            ----------            ----------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                7,419,438               (33,650)              185,808                (25,609,956)
                               -------------            ----------            ----------            ---------------
 Net increase (decrease) in
  net assets                       8,685,491               (21,277)              191,722                (11,161,899)
NET ASSETS:
 Beginning of year                 2,757,814               149,730                 4,531                126,991,666
                               -------------            ----------            ----------            ---------------
 End of year                     $11,443,305              $128,453              $196,253               $115,829,767
                               =============            ==========            ==========            ===============

                                  HARTFORD                                      HARTFORD
                                 DISCIPLINED                HARTFORD             GROWTH
                                   EQUITY                    GROWTH           OPPORTUNITIES
                                  HLS FUND                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(277,171)               $(16,162)          $(1,812,615)
 Net realized gain (loss) on
  security transactions              4,648,482                   2,393            10,920,187
 Net realized gain on
  distributions                             --                  74,931            32,010,863
 Net unrealized appreciation
  (depreciation) of
  investments during the year        5,440,216                 (38,878)           (8,386,288)
                               ---------------            ------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,811,527                  22,284            32,732,147
                               ---------------            ------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           1,223,147                  19,770             3,725,002
 Net transfers                      (4,085,850)                821,742            (6,769,798)
 Surrenders for benefit
  payments and fees                (20,459,433)               (269,273)          (54,581,408)
 Net Annuity Transactions              (26,057)                     --              (100,134)
                               ---------------            ------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (23,348,193)                572,239           (57,726,338)
                               ---------------            ------------       ---------------
 Net increase (decrease) in
  net assets                       (13,536,666)                594,523           (24,994,191)
NET ASSETS:
 Beginning of year                 104,600,230                 622,390           344,525,901
                               ---------------            ------------       ---------------
 End of year                       $91,063,564              $1,216,913          $319,531,710
                               ===============            ============       ===============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                                                                  INTERNATIONAL
                                     HARTFORD HIGH                                   CAPITAL
                                         YIELD           HARTFORD INDEX            APPRECIATION
                                       HLS FUND             HLS FUND                 HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,196,708             $366,303                 $(5,048)
 Net realized gain (loss) on
  security transactions                    315,676            2,140,512                 (13,312)
 Net realized gain on
  distributions                                 --           12,186,954                 288,835
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,239,817)             135,042                 257,216
                                     -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,272,567           14,828,811                 527,691
                                     -------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 346,304            1,831,989                 187,036
 Net transfers                             160,628           (4,282,308)              2,780,571
 Surrenders for benefit
  payments and fees                     (5,945,962)         (26,068,154)               (272,999)
 Net Annuity Transactions                   48,774              (18,815)                     --
                                     -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,390,256)         (28,537,288)              2,694,608
                                     -------------       --------------            ------------
 Net increase (decrease) in
  net assets                            (3,117,689)         (13,708,477)              3,222,299
NET ASSETS:
 Beginning of year                      27,114,404          124,501,371               1,031,363
                                     -------------       --------------            ------------
 End of year                           $23,996,715         $110,792,894              $4,253,662
                                     =============       ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD             HARTFORD
                                   INTERNATIONAL       INTERNATIONAL       INTERNATIONAL               HARTFORD
                                   SMALL COMPANY       OPPORTUNITIES           STOCK                LARGECAP GROWTH
                                      HLS FUND           HLS FUND             HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $58,612            $300,471              $82,047                $(249,021)
 Net realized gain (loss) on
  security transactions                   (4,133)          1,194,226            3,508,271                  700,354
 Net realized gain on
  distributions                          782,184           1,962,149                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            260,719           1,632,190            6,618,912                  800,977
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,097,382           5,089,036           10,209,230                1,252,310
                                    ------------       -------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               123,330             399,273              893,884                  503,106
 Net transfers                         5,945,842           1,863,254             (731,392)                (934,028)
 Surrenders for benefit
  payments and fees                     (708,677)         (4,549,808)         (10,722,210)              (6,155,289)
 Net Annuity Transactions                     --             (22,318)               8,832                     (627)
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,360,495          (2,309,599)         (10,550,886)              (6,586,838)
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets                           6,457,877           2,779,437             (341,656)              (5,334,528)
NET ASSETS:
 Beginning of year                     1,210,766          23,507,316           54,050,194               30,693,773
                                    ------------       -------------       --------------            -------------
 End of year                          $7,668,643         $26,286,753          $53,708,538              $25,359,245
                                    ============       =============       ==============            =============

                                                                                   HARTFORD
                                   HARTFORD MIDCAP         HARTFORD                MORTGAGE
                                       GROWTH            MONEY MARKET             SECURITIES
                                      HLS FUND             HLS FUND                HLS FUND
                                   SUB-ACCOUNT (D)       SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(454,414)          $1,118,794               $22,070
 Net realized gain (loss) on
  security transactions                   606,781                   --                (1,081)
 Net realized gain on
  distributions                         4,730,421                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,482,548)                  --               (13,934)
                                    -------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,400,240            1,118,794                 7,055
                                    -------------       --------------            ----------
UNIT TRANSACTIONS:
 Purchases                                583,636              575,264                 1,187
 Net transfers                            106,385           13,152,883               228,351
 Surrenders for benefit
  payments and fees                    (7,004,467)         (20,405,037)              (85,342)
 Net Annuity Transactions                     (31)                 811                    --
                                    -------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,314,477)          (6,676,079)              144,196
                                    -------------       --------------            ----------
 Net increase (decrease) in
  net assets                           (2,914,237)          (5,557,285)              151,251
NET ASSETS:
 Beginning of year                     35,048,919           37,137,431               115,850
                                    -------------       --------------            ----------
 End of year                          $32,134,682          $31,580,146              $267,101
                                    =============       ==============            ==========

(d) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     SMALLCAP VALUE           SMALLCAP GROWTH           HARTFORD STOCK
                                        HLS FUND                  HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(58,986)              $(1,058,936)                $(34,068)
 Net realized gain (loss) on
  security transactions                     587,421                 4,690,327                  597,426
 Net realized gain on
  distributions                          11,702,168                 6,660,124                  719,961
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (2,800,204)               (4,489,823)                 250,305
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,430,399                 5,801,692                1,533,624
                                     --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  897,360                 1,667,416                  210,580
 Net transfers                           (2,481,350)               (4,032,125)                 505,543
 Surrenders for benefit
  payments and fees                     (12,705,679)              (20,399,000)              (3,005,518)
 Net Annuity Transactions                       (41)                   27,602                       --
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,289,710)              (22,736,107)              (2,289,395)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets                             (4,859,311)              (16,934,415)                (755,771)
NET ASSETS:
 Beginning of year                       64,389,617               118,422,782               13,637,129
                                     --------------            --------------            -------------
 End of year                            $59,530,306              $101,488,367              $12,881,358
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            HARTFORD U.S.
                              GOVERNMENT                                      HARTFORD VALUE          HARTFORD EQUITY
                              SECURITIES             HARTFORD VALUE           OPPORTUNITIES                INCOME
                               HLS FUND                 HLS FUND                 HLS FUND                 HLS FUND
                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $1,548,180                 $15,204                  $(63,096)                $36,372
 Net realized gain (loss)
  on security transactions         739,749                   2,889                 3,997,124                   7,924
 Net realized gain on
  distributions                         --                  19,114                 8,085,897                   2,474
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            (539,851)                187,868                  (520,929)                268,685
                            --------------            ------------            --------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                1,748,078                 225,075                11,498,996                 315,455
                            --------------            ------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                       1,103,515                  47,943                   994,600                  31,489
 Net transfers                  (2,617,288)              2,480,942                  (952,693)              2,859,823
 Surrenders for benefit
  payments and fees            (15,604,005)               (322,121)              (16,304,770)               (465,089)
 Net Annuity Transactions           (3,542)                     --                     3,582                      --
                            --------------            ------------            --------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (17,121,320)              2,206,764               (16,259,281)              2,426,223
                            --------------            ------------            --------------            ------------
 Net increase (decrease)
  in net assets                (15,373,242)              2,431,839                (4,760,285)              2,741,678
NET ASSETS:
 Beginning of year              80,847,984                 399,791                75,371,013                 713,033
                            --------------            ------------            --------------            ------------
 End of year                   $65,474,742              $2,831,630               $70,610,728              $3,454,711
                            ==============            ============            ==============            ============

                                                        ING JPMORGAN
                                                          EMERGING
                                ING VP NATURAL         MARKETS EQUITY        AIM V.I. GLOBAL
                               RESOURCES TRUST           PORTFOLIO           HEALTH CARE FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(4,044)                 $283                 $(5,032)
 Net realized gain (loss)
  on security transactions             81,337                15,004                  46,283
 Net realized gain on
  distributions                        67,761                 2,737                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 52,592                68,167                  14,750
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     197,646                86,191                  56,001
                                 ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                426                 5,735                  15,446
 Net transfers                         60,904               178,318                 (46,342)
 Surrenders for benefit
  payments and fees                  (505,952)              (53,324)               (153,354)
 Net Annuity Transactions                  --                    --                      --
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (444,622)              130,729                (184,250)
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets                      (246,976)              216,920                (128,249)
NET ASSETS:
 Beginning of year                  1,123,222               223,713               1,236,354
                                 ------------            ----------            ------------
 End of year                         $876,246              $440,633              $1,108,105
                                 ============            ==========            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       AIM V.I.               MFS EMERGING               MFS HIGH
                                    TECHNOLOGY FUND           GROWTH SERIES            INCOME SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(6,727)                $(46,558)                $220,348
 Net realized gain (loss) on
  security transactions                    108,453                  344,374                  103,317
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               85,211                  (38,969)                 (76,684)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               186,937                  258,847                  246,981
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   6,295                   17,898                   15,355
 Net transfers                            (748,388)                (318,828)                (400,469)
 Surrenders for benefit
  payments and fees                       (291,152)              (1,283,685)              (1,354,037)
 Net Annuity Transactions                       --                      634                    2,218
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,033,245)              (1,583,981)              (1,736,933)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              (846,308)              (1,325,134)              (1,489,952)
NET ASSETS:
 Beginning of year                       2,129,056                5,055,120                3,886,156
                                     -------------            -------------            -------------
 End of year                            $1,282,748               $3,729,986               $2,396,204
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            NEUBERGER
                                                            BERMAN AMT               NEUBERGER
                                   MFS STRATEGIC         LIMITED MATURITY           BERMAN AMT              PIONEER FUND
                                   INCOME SERIES          BOND PORTFOLIO        PARTNERS PORTFOLIO          VCT PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,775                 $14,468                   $5,406                   $9,277
 Net realized gain (loss) on
  security transactions                     491                  (1,492)                  22,989                   33,424
 Net realized gain on
  distributions                           1,743                      --                  248,501                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,424                   9,383                  (33,191)                 110,821
                                    -----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             18,433                  22,359                  243,705                  153,522
                                    -----------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                   6,435                    2,900                    5,070
 Net transfers                           77,562                  11,528                  146,351                   36,740
 Surrenders for benefit
  payments and fees                      (7,767)               (348,661)                (402,264)                (349,035)
 Net Annuity Transactions                    --                    (155)                      --                       --
                                    -----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      69,795                (330,853)                (253,013)                (307,225)
                                    -----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             88,228                (308,494)                  (9,308)                (153,703)
NET ASSETS:
 Beginning of year                      274,682                 851,409                2,289,939                1,140,479
                                    -----------            ------------            -------------            -------------
 End of year                           $362,910                $542,915               $2,280,631                 $986,776
                                    ===========            ============            =============            =============


                                                            PIONEER GROWTH              VAN ECK
                                  DWS INTERNATIONAL          OPPORTUNITIES             WORLDWIDE
                                      VIP FUND               VCT PORTFOLIO             BOND FUND
                                   SUB-ACCOUNT (E)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $14,030                 $(16,611)                $18,991
 Net realized gain (loss) on
  security transactions                   168,875                  180,465                   9,761
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             292,801                   19,377                 (17,676)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              475,706                  183,231                  11,076
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  8,159                    2,755                     174
 Net transfers                             29,227                 (137,688)                 16,890
 Surrenders for benefit
  payments and fees                      (564,447)                (542,664)               (140,049)
 Net Annuity Transactions                     381                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (526,680)                (677,597)               (122,985)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                              (50,974)                (494,366)               (111,909)
NET ASSETS:
 Beginning of year                      2,237,985                3,984,080                 248,235
                                    -------------            -------------            ------------
 End of year                           $2,187,011               $3,489,714                $136,326
                                    =============            =============            ============

(e)  Formerly Scudder International Portfolio. Change effective February 6,
     2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       VAN ECK                WELLS FARGO              WELLS FARGO
                                      WORLDWIDE              ADVANTAGE VT             ADVANTAGE VT
                                     HARD ASSETS           ASSET ALLOCATION           TOTAL RETURN
                                         FUND                    FUND                   BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT (G)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,806)                 $42,259                 $345,476
 Net realized gain (loss) on
  security transactions                    64,256                  108,976                 (160,634)
 Net realized gain on
  distributions                            67,045                   48,034                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             143,155                  214,468                   60,252
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              269,650                  413,737                  245,094
                                     ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,314                   15,283                   19,540
 Net transfers                            190,493                   86,875                    6,000
 Surrenders for benefit
  payments and fees                      (590,272)              (1,232,389)              (3,873,752)
 Net Annuity Transactions                      --                   16,074                   (1,030)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (397,465)              (1,114,157)              (3,849,242)
                                     ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (127,815)                (700,420)              (3,604,148)
NET ASSETS:
 Beginning of year                      1,226,947                4,685,428               13,117,103
                                     ------------            -------------            -------------
 End of year                           $1,099,132               $3,985,008               $9,512,955
                                     ============            =============            =============

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO             WELLS FARGO            WELLS FARGO           WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                 EQUITY INCOME           C&B LARGE CAP          LARGE COMPANY         INTERNATIONAL
                                     FUND                 VALUE FUND              CORE FUND             CORE FUND
                                SUB-ACCOUNT (H)         SUB-ACCOUNT (I)        SUB-ACCOUNT (J)       SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $77,641                 $1,451                $(1,835)                 $423
 Net realized gain (loss)
  on security transactions           1,123,643                 35,334                 11,232                 3,757
 Net realized gain on
  distributions                         67,122                     --                     --                 5,371
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,356,044                131,291                 22,745                14,152
                                 -------------            -----------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,624,450                168,076                 32,142                23,703
                                 -------------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              64,554                  4,052                     --                    60
 Net transfers                      (1,076,984)               (72,222)                18,138                21,923
 Surrenders for benefit
  payments and fees                 (8,117,973)              (122,457)              (165,069)              (45,315)
 Net Annuity Transactions               26,386                     --                     --                    --
                                 -------------            -----------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (9,104,017)              (190,627)              (146,931)              (23,332)
                                 -------------            -----------            -----------            ----------
 Net increase (decrease)
  in net assets                     (4,479,567)               (22,551)              (114,789)                  371
NET ASSETS:
 Beginning of year                  33,305,302                989,132                323,845               132,855
                                 -------------            -----------            -----------            ----------
 End of year                       $28,825,735               $966,581               $209,056              $133,226
                                 =============            ===========            ===========            ==========

                                  WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT             WELLS FARGO
                                 LARGE COMPANY              SMALL CAP             ADVANTAGE VT
                                  GROWTH FUND              GROWTH FUND           DISCOVERY FUND
                                SUB-ACCOUNT (L)          SUB-ACCOUNT (M)         SUB-ACCOUNT (N)
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(151,153)                $(50,826)               $(3,390)
 Net realized gain (loss)
  on security transactions             426,002                  253,830                  6,612
 Net realized gain on
  distributions                             --                   98,959                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (321,220)                 486,534                 84,075
                                 -------------            -------------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                      (46,371)                 788,497                 87,297
                                 -------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                              78,231                   23,617                    900
 Net transfers                      (1,371,578)                  28,429                115,522
 Surrenders for benefit
  payments and fees                 (3,812,346)              (1,000,604)              (165,342)
 Net Annuity Transactions               19,557                    2,479                     --
                                 -------------            -------------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,086,136)                (946,079)               (48,920)
                                 -------------            -------------            -----------
 Net increase (decrease)
  in net assets                     (5,132,507)                (157,582)                38,377
NET ASSETS:
 Beginning of year                  15,349,159                4,096,428                685,394
                                 -------------            -------------            -----------
 End of year                       $10,216,652               $3,938,846               $723,771
                                 =============            =============            ===========

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                           AMERICAN CENTURY
                                   AMERICAN CENTURY           VP CAPITAL               AIM V.I.
                                     VP BALANCED             APPRECIATION           INTERNATIONAL
                                         FUND                    FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,165                $(2,410)                $(17,472)
 Net realized gain (loss) on
  security transactions                    (1,869)                 9,971                  193,147
 Net realized gain on
  distributions                               909                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              68,250                 93,817                  225,071
                                     ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               99,455                101,378                  400,746
                                     ------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                  3,000                  4,300                    7,082
 Net transfers                             85,306                (33,934)                 114,182
 Surrenders for benefit
  payments and fees                      (145,986)               (53,312)                (942,687)
 Net Annuity Transactions                   3,371                     --                   (1,725)
                                     ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (54,309)               (82,946)                (823,148)
                                     ------------             ----------             ------------
 Net increase (decrease) in
  net assets                               45,146                 18,432                 (422,402)
NET ASSETS:
 Beginning of year                      2,363,781                532,711                3,212,070
                                     ------------             ----------             ------------
 End of year                           $2,408,927               $551,143               $2,789,668
                                     ============             ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.            ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   PREMIER EQUITY         VPS INTERNATIONAL          MONEY MARKET           LARGE CAP GROWTH
                                        FUND                  PORTFOLIO                PORFOLIO                PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(40,169)                   $331                 $153,420                $(11,462)
 Net realized gain (loss) on
  security transactions                    87,669                 112,367                       --                  32,363
 Net realized gain on
  distributions                                --                      --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             251,685                 186,209                       --                 308,872
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              299,185                 298,907                  153,420                 329,773
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 28,348                   9,725                  129,624                  13,635
 Net transfers                           (399,812)               (278,726)               1,168,367                 (88,127)
 Surrenders for benefit
  payments and fees                    (2,281,882)               (118,730)              (2,120,098)               (200,897)
 Net Annuity Transactions                  (1,571)                     --                       --                      --
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,654,917)               (387,731)                (822,107)               (275,389)
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (2,355,732)                (88,824)                (668,687)                 54,384
NET ASSETS:
 Beginning of year                      9,938,158               1,903,059                8,067,760               2,756,847
                                    -------------            ------------            -------------            ------------
 End of year                           $7,582,426              $1,814,235               $7,399,073              $2,811,231
                                    =============            ============            =============            ============

                                                          FEDERATED           FEDERATED
                                      FEDERATED            CAPITAL             EQUITY
                                      AMERICAN          APPRECIATION           INCOME
                                   LEADERS FUND II         FUND II             FUND II
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $256,246            $(13,533)           $389,111
 Net realized gain (loss) on
  security transactions                   787,155             238,445             482,034
 Net realized gain on
  distributions                                --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,474,530            (167,812)           (130,125)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,517,931              57,100             741,020
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                207,953              46,814             131,331
 Net transfers                         (1,134,304)            (16,606)           (487,052)
 Surrenders for benefit
  payments and fees                    (8,379,881)         (1,592,078)         (4,345,844)
 Net Annuity Transactions                  (1,272)                 --              (1,270)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (9,307,504)         (1,561,870)         (4,702,835)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                           (6,789,573)         (1,504,770)         (3,961,815)
NET ASSETS:
 Beginning of year                     75,296,277          12,021,359          42,131,072
                                    -------------       -------------       -------------
 End of year                          $68,506,704         $10,516,589         $38,169,257
                                    =============       =============       =============

(a) Formerly AllianceBernstein Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    FEDERATED FUND              FEDERATED
                                       FOR U.S.              MID CAP GROWTH           FEDERATED HIGH
                                      GOVERNMENT               STRATEGIES               INCOME BOND
                                  SECURITIES FUND II             FUND II                  FUND II
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $174,172                $(355,916)                $787,979
 Net realized gain (loss) on
  security transactions                     21,547                1,033,852                   86,706
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (137,635)               2,465,697                 (704,260)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                58,084                3,143,633                  170,425
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  17,020                  106,034                   46,834
 Net transfers                             152,909                 (645,822)                 271,141
 Surrenders for benefit
  payments and fees                     (1,279,252)              (3,611,879)              (1,582,404)
 Net Annuity Transactions                       --                     (681)                      --
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,109,323)              (4,152,348)              (1,264,429)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (1,051,239)              (1,008,715)              (1,094,004)
NET ASSETS:
 Beginning of year                       6,267,977               31,001,509               11,630,879
                                     -------------            -------------            -------------
 End of year                            $5,216,738              $29,992,794              $10,536,875
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              FEDERATED
                            INTERNATIONAL            FEDERATED PRIME        FEDERATED QUALITY       FEDERATED CAPITAL
                            EQUITY FUND II            MONEY FUND II            BOND FUND II           INCOME FUND II
                             SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(123,678)                 $61,105                 $73,082                $204,775
 Net realized gain (loss)
  on security transactions         114,567                       --                  (2,015)                (13,520)
 Net realized gain on
  distributions                         --                       --                  19,044                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             767,463                       --                 (87,599)                 49,360
                            --------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                  758,352                   61,105                   2,512                 240,615
                            --------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          44,165                   12,746                   8,519                  12,369
 Net transfers                     322,917                 (380,022)                307,855                 171,422
 Surrenders for benefit
  payments and fees             (1,110,960)              (1,111,932)               (407,968)               (753,124)
 Net Annuity Transactions               --                       --                      --                      --
                            --------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions          (743,878)              (1,479,208)                (91,594)               (569,333)
                            --------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     14,474               (1,418,103)                (89,082)               (328,718)
NET ASSETS:
 Beginning of year              10,907,208                5,085,309               2,857,890               5,437,973
                            --------------            -------------            ------------            ------------
 End of year                   $10,921,682               $3,667,206              $2,768,808              $5,109,255
                            ==============            =============            ============            ============

                                GARTMORE GVIT                                   HARTFORD BLUE
                                  DEVELOPING            HARTFORD ADVISERS        CHIP STOCK
                                 MARKETS FUND               HLS FUND              HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                 $968                 $4,391,971             $(486,297)
 Net realized gain (loss)
  on security transactions              8,852                  2,309,631             2,762,472
 Net realized gain on
  distributions                       147,611                 13,092,786                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                112,975                 (6,683,613)            1,431,578
                                 ------------            ---------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                     270,406                 13,110,775             3,707,753
                                 ------------            ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                              3,265                  2,732,330             1,803,724
 Net transfers                        (76,422)               (11,881,573)           (4,810,841)
 Surrenders for benefit
  payments and fees                   (57,938)               (49,379,755)          (18,882,472)
 Net Annuity Transactions                  --                    (52,925)               22,674
                                 ------------            ---------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (131,095)               (58,581,923)          (21,866,915)
                                 ------------            ---------------       ---------------
 Net increase (decrease)
  in net assets                       139,311                (45,471,148)          (18,159,162)
NET ASSETS:
 Beginning of year                  1,050,371                272,564,351           111,323,041
                                 ------------            ---------------       ---------------
 End of year                       $1,189,682               $227,093,203           $93,163,879
                                 ============            ===============       ===============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     HARTFORD TOTAL          HARTFORD CAPITAL         HARTFORD CAPITAL
                                      RETURN BOND              APPRECIATION             OPPORTUNITIES
                                        HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (B)             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,410,971                $(204,995)               $(107,563)
 Net realized gain (loss) on
  security transactions                    (265,924)                  86,147                  104,222
 Net realized gain on
  distributions                             524,073                5,751,663                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,834,671)                (202,697)                (195,364)
                                     --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                834,449                5,430,118                 (198,705)
                                     --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                1,154,201                  402,138                  162,783
 Net transfers                            2,968,152                7,782,962                 (195,494)
 Surrenders for benefit
  payments and fees                     (15,905,675)              (6,909,922)              (1,534,212)
 Net Annuity Transactions                    25,822                  (41,477)                      --
                                     --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,757,500)               1,233,701               (1,566,923)
                                     --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (10,923,051)               6,663,819               (1,765,628)
NET ASSETS:
 Beginning of year                       81,648,026               35,576,072               10,974,993
                                     --------------            -------------            -------------
 End of year                            $70,724,975              $42,239,891               $9,209,365
                                     ==============            =============            =============

(b) Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
    2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         HARTFORD
                                  HARTFORD DIVIDEND                                  HARTFORD             GLOBAL
                                     AND GROWTH            HARTFORD FOCUS        GLOBAL ADVISERS         LEADERS
                                      HLS FUND                HLS FUND               HLS FUND            HLS FUND
                                   SUB-ACCOUNT (C)         SUB-ACCOUNT (C)       SUB-ACCOUNT (C)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $30,527                   $599                  $78               $(678,348)
 Net realized gain (loss) on
  security transactions                     1,258                      1                   --               4,373,984
 Net realized gain on
  distributions                            72,561                     --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (47,370)                 4,162                  (75)             (3,128,258)
                                    -------------            -----------             --------        ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                               56,976                  4,762                    3                 567,378
                                    -------------            -----------             --------        ----------------
UNIT TRANSACTIONS:
 Purchases                                 50,662                    163                   --               1,912,909
 Net transfers                          2,749,433                146,467                4,528                (871,505)
 Surrenders for benefit
  payments and fees                       (99,257)                (1,662)                  --             (22,236,177)
 Net Annuity Transactions                      --                     --                   --                  42,894
                                    -------------            -----------             --------        ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,700,838                144,968                4,528             (21,151,879)
                                    -------------            -----------             --------        ----------------
 Net increase (decrease) in
  net assets                            2,757,814                149,730                4,531             (20,584,501)
NET ASSETS:
 Beginning of year                             --                     --                   --             147,576,167
                                    -------------            -----------             --------        ----------------
 End of year                           $2,757,814               $149,730               $4,531            $126,991,666
                                    =============            ===========             ========        ================


                                        HARTFORD                                       HARTFORD GROWTH
                                   DISCIPLINED EQUITY         HARTFORD GROWTH           OPPORTUNITIES
                                        HLS FUND                 HLS FUND                  HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (C)            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(215,252)               $(1,910)                $(3,573,505)
 Net realized gain (loss) on
  security transactions                    3,027,656                    150                  14,988,055
 Net realized gain on
  distributions                                   --                  2,962                  21,363,437
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2,608,385                 15,381                  12,785,815
                                    ----------------            -----------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                               5,420,789                 16,583                  45,563,802
                                    ----------------            -----------            ----------------
UNIT TRANSACTIONS:
 Purchases                                 1,524,336                  4,005                   4,250,961
 Net transfers                            (2,802,525)               608,569                  (6,866,934)
 Surrenders for benefit
  payments and fees                      (21,921,723)                (6,767)                (54,628,587)
 Net Annuity Transactions                     52,223                     --                      24,820
                                    ----------------            -----------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (23,147,689)               605,807                 (57,219,740)
                                    ----------------            -----------            ----------------
 Net increase (decrease) in
  net assets                             (17,726,900)               622,390                 (11,655,938)
NET ASSETS:
 Beginning of year                       122,327,130                     --                 356,181,839
                                    ----------------            -----------            ----------------
 End of year                            $104,600,230               $622,390                $344,525,901
                                    ================            ===========            ================

(c)  From inception, July 5, 2005 to December 31, 2005.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                                                             INTERNATIONAL
                                  HARTFORD                                      CAPITAL
                                 HIGH YIELD         HARTFORD INDEX            APPRECIATION
                                  HLS FUND             HLS FUND                 HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,547,333             $713,762                  $3,811
 Net realized gain (loss) on
  security transactions               295,712            1,291,597                     162
 Net realized gain on
  distributions                            --            4,193,690                  11,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,669,639)          (2,488,018)                 47,503
                                -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          173,406            3,711,031                  62,835
                                -------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                            471,739            2,580,613                   1,531
 Net transfers                        134,812           (7,121,521)                975,955
 Surrenders for benefit
  payments and fees                (7,074,277)         (26,635,581)                 (8,958)
 Net Annuity Transactions               7,205               29,399                      --
                                -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,460,521)         (31,147,090)                968,528
                                -------------       --------------            ------------
 Net increase (decrease) in
  net assets                       (6,287,115)         (27,436,059)              1,031,363
NET ASSETS:
 Beginning of year                 33,401,519          151,937,430                      --
                                -------------       --------------            ------------
 End of year                      $27,114,404         $124,501,371              $1,031,363
                                =============       ==============            ============

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD              HARTFORD              HARTFORD
                                 INTERNATIONAL        INTERNATIONAL         INTERNATIONAL           LARGECAP
                                 SMALL COMPANY        OPPORTUNITIES             STOCK                GROWTH
                                   HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT (C)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $19,024             $(306,796)               $9,135             $(179,368)
 Net realized gain (loss)
  on security transactions                  63               251,911             1,773,707               522,313
 Net realized gain on
  distributions                         53,574                    --                    --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  (4,984)            2,815,458             3,295,817              (609,884)
                                 -------------       ---------------       ---------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                       67,677             2,760,573             5,078,659              (266,939)
                                 -------------       ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                              15,614               435,726             1,113,967               627,268
 Net transfers                       1,132,714             3,442,668               251,699              (591,968)
 Surrenders for benefit
  payments and fees                     (5,239)           (3,712,388)           (9,618,076)           (7,004,662)
 Net Annuity Transactions                   --                18,978                20,848                 9,325
                                 -------------       ---------------       ---------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             1,143,089               184,984            (8,231,562)           (6,960,037)
                                 -------------       ---------------       ---------------       ---------------
 Net increase (decrease)
  in net assets                      1,210,766             2,945,557            (3,152,903)           (7,226,976)
NET ASSETS:
 Beginning of year                          --            20,561,759            57,203,097            37,920,749
                                 -------------       ---------------       ---------------       ---------------
 End of year                        $1,210,766           $23,507,316           $54,050,194           $30,693,773
                                 =============       ===============       ===============       ===============

                                                                                         HARTFORD
                                         HARTFORD               HARTFORD                 MORTGAGE
                                       MIDCAP STOCK           MONEY MARKET              SECURITIES
                                         HLS FUND               HLS FUND                 HLS FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT (C)
--------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                    $(490,741)              $529,219                  $(524)
 Net realized gain (loss)
  on security transactions                    404,923                     --                     --
 Net realized gain on
  distributions                             5,306,148                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                     (4,258,161)                    --                    784
                                      ---------------       ----------------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                             962,169                529,219                    260
                                      ---------------       ----------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    795,377                648,264                  3,507
 Net transfers                               (129,407)            12,497,489                112,376
 Surrenders for benefit
  payments and fees                        (6,517,307)           (15,965,123)                  (293)
 Net Annuity Transactions                     (17,844)                53,127                     --
                                      ---------------       ----------------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   (5,869,181)            (2,766,243)               115,590
                                      ---------------       ----------------            -----------
 Net increase (decrease)
  in net assets                            (4,907,012)            (2,237,024)               115,850
NET ASSETS:
 Beginning of year                         39,955,931             39,374,455                     --
                                      ---------------       ----------------            -----------
 End of year                              $35,048,919            $37,137,431               $115,850
                                      ===============       ================            ===========

(c)  From inception, July 5, 2005 to December 31, 2005.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     SMALLCAP VALUE           SMALLCAP GROWTH           HARTFORD STOCK
                                        HLS FUND                  HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $70,605               $(1,120,572)                 $44,387
 Net realized gain (loss) on
  security transactions                   1,291,496                 6,532,607                  234,912
 Net realized gain on
  distributions                          15,558,749                 8,030,726                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,669,623)               (2,771,139)                 787,889
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,251,227                10,671,622                1,067,188
                                     --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                1,254,043                 2,070,901                  299,274
 Net transfers                             (600,739)               (3,794,340)                 145,590
 Surrenders for benefit
  payments and fees .                   (12,504,903)              (21,200,460)              (2,701,132)
 Net Annuity Transactions                   (18,572)                   11,279                       --
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,870,171)              (22,912,620)              (2,256,268)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets                             (7,618,944)              (12,240,998)              (1,189,080)
NET ASSETS:
 Beginning of year                       72,008,561               130,663,780               14,826,209
                                     --------------            --------------            -------------
 End of year                            $64,389,617              $118,422,782              $13,637,129
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HARTFORD U.S.
                                 GOVERNMENT                HARTFORD             HARTFORD VALUE          HARTFORD EQUITY
                                 SECURITIES                 VALUE                OPPORTUNITIES               INCOME
                                  HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (C)            SUB-ACCOUNT           SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,447,234                $2,608                    $67,067                $8,117
 Net realized gain (loss) on
  security transactions              1,249,341                   103                  1,643,653                   (55)
 Net realized gain on
  distributions                             --                    --                  1,898,225                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,534,874)                6,512                  1,463,435                 3,749
                               ---------------            ----------            ---------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           161,701                 9,223                  5,072,380                11,811
                               ---------------            ----------            ---------------            ----------
UNIT TRANSACTIONS:
 Purchases                           1,134,991                 5,093                  1,321,372                 6,229
 Net transfers                      (4,660,465)              394,662                  4,532,464               724,653
 Surrenders for benefit
  payments and fees .              (21,258,283)               (9,187)               (13,530,028)              (29,660)
 Net Annuity Transactions               74,544                    --                      1,422                    --
                               ---------------            ----------            ---------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (24,709,213)              390,568                 (7,674,770)              701,222
                               ---------------            ----------            ---------------            ----------
 Net increase (decrease) in
  net assets                       (24,547,512)              399,791                 (2,602,390)              713,033
NET ASSETS:
 Beginning of year                 105,395,496                    --                 77,973,403                    --
                               ---------------            ----------            ---------------            ----------
 End of year                       $80,847,984              $399,791                $75,371,013              $713,033
                               ===============            ==========            ===============            ==========

                                   ING JPMORGAN
                                     EMERGING                ING VP             AIM V.I. GLOBAL
                                  MARKETS EQUITY       NATURAL RESOURCES          HEALTH CARE
                                    PORTFOLIO                TRUST                    FUND
                                 SUB-ACCOUNT (D)          SUB-ACCOUNT           SUB-ACCOUNT (E)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $530                 $(2,689)                $(5,729)
 Net realized gain (loss) on
  security transactions                 73,791                  10,812                  45,827
 Net realized gain on
  distributions                             --                  25,439                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (27,770)                177,498                  42,089
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            46,551                 211,060                  82,187
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                   7,820                  15,669
 Net transfers                         (73,468)                712,292                (171,870)
 Surrenders for benefit
  payments and fees .                  (12,842)                (11,190)               (200,597)
 Net Annuity Transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (86,310)                708,922                (356,798)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           (39,759)                919,982                (274,611)
NET ASSETS:
 Beginning of year                     263,472                 203,240               1,510,965
                                    ----------            ------------            ------------
 End of year                          $223,713              $1,123,222              $1,236,354
                                    ==========            ============            ============

(c)  From inception, July 5, 2005 to December 31, 2005.

(d) From inception, December 2, 2005 to December 31, 2005. Effective December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.

(e) Formerly AIM V.I. Health Sciences Fund Sub-Account. Change effective July 1, 2005.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                       KELMOORE
                                                                                       STRATEGY
                                       AIM V.I.             AIM V.I. CORE           VARIABLE EAGLE
                                   TECHNOLOGY FUND            STOCK FUND                 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,727)                  $(754)                $(26,720)
 Net realized gain (loss) on
  security transactions                   (14,233)                 (3,419)                 330,268
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              30,281                  32,891                 (206,887)
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                6,321                  28,718                   96,661
                                     ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  6,705                   1,800                    6,360
 Net transfers                           (530,595)               (174,678)              (2,088,012)
 Surrenders for benefit
  payments and fees                      (141,510)               (270,441)                (192,152)
 Net Annuity Transactions                      --                      --                       --
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (665,400)               (443,319)              (2,273,804)
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (659,079)               (414,601)              (2,177,143)
NET ASSETS:
 Beginning of year                      2,788,135               1,822,939                2,177,143
                                     ------------            ------------            -------------
 End of year                           $2,129,056              $1,408,338                     $ --
                                     ============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   KELMOORE
                                   STRATEGY               MFS EMERGING               MFS HIGH             MFS STRATEGIC
                                 VARIABLE FUND            GROWTH SERIES            INCOME SERIES          INCOME SERIES
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(54,727)                $(57,713)                $241,960               $13,935
 Net realized gain (loss)
  on security transactions             131,042                  163,979                  165,958                  (524)
 Net realized gain on
  distributions                             --                       --                       --                   791
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  31,459                  232,628                 (374,341)              (11,624)
                                 -------------            -------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                      107,774                  338,894                   33,577                 2,578
                                 -------------            -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              11,245                   10,662                    7,779                    --
 Net transfers                      (4,152,918)                (371,105)                  22,628                23,171
 Surrenders for benefit
  payments and fees                   (922,186)              (1,134,633)              (1,151,479)              (19,296)
 Net Annuity Transactions                   --                      493                     (422)                   --
                                 -------------            -------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,063,859)              (1,494,583)              (1,121,494)                3,875
                                 -------------            -------------            -------------            ----------
 Net increase (decrease)
  in net assets                     (4,956,085)              (1,155,689)              (1,087,917)                6,453
NET ASSETS:
 Beginning of year                   4,956,085                6,210,809                4,974,073               268,229
                                 -------------            -------------            -------------            ----------
 End of year                              $ --               $5,055,120               $3,886,156              $274,682
                                 =============            =============            =============            ==========

                                  NEUBERGER
                                 BERMAN AMT              NEUBERGER
                              LIMITED MATURITY           BERMAN AMT             PIONEER FUND
                               BOND PORTFOLIO        PARTNERS PORTFOLIO        VCT PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $17,467                 $11,087                 $10,182
 Net realized gain (loss)
  on security transactions            (2,657)                 28,867                     268
 Net realized gain on
  distributions                           --                     478                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (8,126)                304,424                  48,981
                                 -----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      6,684                 344,856                  59,431
                                 -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,555                  17,000                  15,687
 Net transfers                       280,588                 274,030                (115,250)
 Surrenders for benefit
  payments and fees                 (274,165)               (238,160)                (28,581)
 Net Annuity Transactions              1,993                      --                      --
                                 -----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              10,971                  52,870                (128,144)
                                 -----------            ------------            ------------
 Net increase (decrease)
  in net assets                       17,655                 397,726                 (68,713)
NET ASSETS:
 Beginning of year                   833,754               1,892,213               1,209,192
                                 -----------            ------------            ------------
 End of year                        $851,409              $2,289,939              $1,140,479
                                 ===========            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                PIONEER
                                       SCUDDER                  GROWTH                 VAN ECK
                                    INTERNATIONAL            OPPORTUNITIES            WORLDWIDE
                                      PORTFOLIO              VCT PORTFOLIO            BOND FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,909                 $(18,877)              $18,727
 Net realized gain (loss) on
  security transactions                    66,200                  112,979                  (885)
 Net realized gain on
  distributions                                --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             219,622                  120,028               (27,332)
                                     ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              293,731                  214,130                (9,490)
                                     ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 11,174                    8,055                   870
 Net transfers                            (66,837)              (1,392,980)                 (556)
 Surrenders for benefit
  payments and fees                      (317,484)                (176,959)              (22,429)
 Net Annuity Transactions                    (325)                      --                    --
                                     ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (373,472)              (1,561,884)              (22,115)
                                     ------------            -------------            ----------
 Net increase (decrease) in
  net assets                              (79,741)              (1,347,754)              (31,605)
NET ASSETS:
 Beginning of year                      2,317,726                5,331,834               279,840
                                     ------------            -------------            ----------
 End of year                           $2,237,985               $3,984,080              $248,235
                                     ============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   VAN ECK                WELLS FARGO              WELLS FARGO              WELLS FARGO
                                  WORLDWIDE                ADVANTAGE                ADVANTAGE                ADVANTAGE
                                 HARD ASSETS           ASSET ALLOCATION           TOTAL RETURN             EQUITY INCOME
                                     FUND                    FUND                   BOND FUND                   FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT (G)          SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(3,184)                 $40,620                 $346,482                   $57,290
 Net realized gain (loss)
  on security transactions             88,928                   94,574                  (50,631)                  637,054
 Net realized gain on
  distributions                            --                  115,739                   58,722                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                296,260                  (83,242)                (264,544)                  733,119
                                 ------------            -------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                     382,004                  167,691                   90,029                 1,427,463
                                 ------------            -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                500                   15,288                   60,435                   210,901
 Net transfers                        574,209                  226,521                  261,972                (1,007,709)
 Surrenders for benefit
  payments and fees                   (48,604)              (1,854,225)              (3,222,951)               (9,825,560)
 Net Annuity Transactions                  --                       --                   (1,091)                   13,432
                                 ------------            -------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              526,105               (1,612,416)              (2,901,635)              (10,608,936)
                                 ------------            -------------            -------------            --------------
 Net increase (decrease)
  in net assets                       908,109               (1,444,725)              (2,811,606)               (9,181,473)
NET ASSETS:
 Beginning of year                    318,838                6,130,153               15,928,709                42,486,775
                                 ------------            -------------            -------------            --------------
 End of year                       $1,226,947               $4,685,428              $13,117,103               $33,305,302
                                 ============            =============            =============            ==============

                                 WELLS FARGO           WELLS FARGO           WELLS FARGO
                                ADVANTAGE C&B           ADVANTAGE             ADVANTAGE
                                  LARGE CAP           LARGE COMPANY         INTERNATIONAL
                                 VALUE FUND             CORE FUND             CORE FUND
                               SUB-ACCOUNT (I)       SUB-ACCOUNT (J)       SUB-ACCOUNT (K)
--------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(4,528)              $(2,570)                 $734
 Net realized gain (loss)
  on security transactions            10,993                 5,448                 4,708
 Net realized gain on
  distributions                           --                    --                 4,566
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                11,043               (17,020)                  129
                                 -----------            ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     17,508               (14,142)               10,137
                                 -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             5,795                    --                    60
 Net transfers                       112,115               (12,000)               32,757
 Surrenders for benefit
  payments and fees                 (120,808)              (44,284)              (82,470)
 Net Annuity Transactions                 --                    --                    --
                                 -----------            ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (2,898)              (56,284)              (49,653)
                                 -----------            ----------            ----------
 Net increase (decrease)
  in net assets                       14,610               (70,426)              (39,516)
NET ASSETS:
 Beginning of year                   974,522               394,271               172,371
                                 -----------            ----------            ----------
 End of year                        $989,132              $323,845              $132,855
                                 ===========            ==========            ==========

(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.

(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.

(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      WELLS FARGO              WELLS FARGO
                                       ADVANTAGE                ADVANTAGE               WELLS FARGO
                                     LARGE COMPANY              SMALL CAP                ADVANTAGE
                                      GROWTH FUND              GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT (L)          SUB-ACCOUNT (M)        SUB-ACCOUNT (N) (O)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(181,212)                $(54,847)                $(3,027)
 Net realized gain (loss) on
  security transactions                    169,578                  168,768                 188,816
 Net realized gain on
  distributions                                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              494,382                   19,221                (123,920)
                                     -------------            -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               482,748                  133,142                  61,869
                                     -------------            -------------             -----------
UNIT TRANSACTIONS:
 Purchases                                  72,619                   12,914                   7,978
 Net transfers                            (775,169)                (300,903)                (98,511)
 Surrenders for benefit
  payments and fees                     (4,701,821)              (1,155,354)                (72,693)
 Net Annuity Transactions                     (135)                  (1,158)                     --
                                     -------------            -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,404,506)              (1,444,501)               (163,226)
                                     -------------            -------------             -----------
 Net increase (decrease) in
  net assets                            (4,921,758)              (1,311,359)               (101,357)
NET ASSETS:
 Beginning of year                      20,270,917                5,407,787                 786,751
                                     -------------            -------------             -----------
 End of year                           $15,349,159               $4,096,428                $685,394
                                     =============            =============             ===========

(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.

(m) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.

(n) From inception, April, 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.

(o) Formerly Wells Fargo Discovery Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On April 1, 2002, Union Security Insurance Company entered into an agreement with Hartford Life Insurance Company to co-insure the obligations of Union Security Insurance Company under the variable annuity contracts and to provide administration for the contracts. Effective September 6, 2005, Fortis Benefits Insurance Company merged with Union Security Insurance Company. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AllianceBernstein VPS International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities Fund II, Federated Mid Cap Growth Strategies Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING VP Natural Resources Trust, ING JPMorgan Emerging Markets Equity Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, DWS International Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and Wells Fargo Advantage VT Discovery Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law,

-------------------------------------------------------------------------------

       no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account receives a maximum annual fee of 1.40% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

4.   PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Balanced Fund                      $433,507         $882,465
American Century VP Capital Appreciation Fund           331,984          498,765
AIM V.I. Core Equity Fund                             8,261,081       11,544,669
AIM V.I. International Growth Fund                      829,997          968,997
AllianceBernstein VPS International Portfolio           499,126        1,516,827
AllianceBernstein Money Market Portfolio              3,133,463        4,493,690
AllianceBernstein Large Cap Growth Portfolio            640,524        1,673,698
Federated American Leaders Fund II                    9,659,296       22,508,922
Federated Capital Appreciation Fund II                  301,072        2,961,273
Federated Equity Income Fund II                       1,543,651       11,979,217
Federated Fund for U.S. Government Securities           550,661        2,150,611
 Fund II
Federated Mid Cap Growth Strategies Fund II             684,510        8,938,761
Federated High Income Bond Fund II                    1,331,979        3,822,529
Federated International Equity Fund II                1,026,842        3,401,473
Federated Prime Money Fund II                         2,319,924        2,854,210
Federated Quality Bond Fund II                          668,086          861,902
Federated Capital Income Fund II                        653,432        1,747,191
Gartmore GVIT Developing Markets Fund                   956,051          829,656
Hartford Advisers HLS Fund                           19,114,609       50,648,005
Hartford Blue Chip Stock HLS Fund                       886,258       22,572,298
Hartford Total Return Bond HLS Fund                   5,179,904       14,546,476
Hartford Capital Appreciation HLS Fund                5,374,982       10,130,641
Hartford Capital Opportunities HLS Fund                 206,154        2,945,368
Hartford Dividend and Growth HLS Fund                 8,857,893          600,488
Hartford Focus HLS Fund                                 161,352          179,850
Hartford Global Advisers HLS Fund                       212,865           17,587
Hartford Global Leaders HLS Fund                      7,425,397       27,447,106
Hartford Disciplined Equity HLS Fund                  1,243,999       24,869,471
Hartford Growth HLS Fund                              1,167,215          536,206
Hartford Growth Opportunities HLS Fund               36,180,166       63,708,907
Hartford High Yield HLS Fund                          4,900,396        7,093,942
Hartford Index HLS Fund                              15,802,195       31,786,262
Hartford International Capital Appreciation           3,723,518          745,127
 HLS Fund
Hartford International Small Company HLS Fund         7,120,945          919,654
Hartford International Opportunities HLS Fund         4,752,053        4,798,958
Hartford International Stock HLS Fund                 1,385,535       11,854,417
Hartford LargeCap Growth HLS Fund                       978,335        7,814,164
Hartford MidCap Growth HLS Fund                       5,639,993        7,678,679
Hartford Money Market HLS Fund                       19,122,697       24,682,644
Hartford Mortgage Securities HLS Fund                   294,307          128,041
Hartford SmallCap Value HLS Fund                     13,337,463       15,984,265
Hartford SmallCap Growth HLS Fund                     8,998,844       26,133,938
Hartford Stock HLS Fund                               1,797,277        3,400,817
Hartford U.S. Government Securities HLS Fund          3,569,244       19,142,402

-------------------------------------------------------------------------------

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Value HLS Fund                              $2,593,430         $352,349
Hartford Value Opportunities HLS Fund                 9,615,879       17,852,359
Hartford Equity Income HLS Fund                       2,909,480          444,410
ING VP Natural Resources Trust                          595,929          976,889
ING JPMorgan Emerging Markets Equity                    465,954          332,204
 Portfolio
AIM V.I. Global Health Care Fund                        110,353          299,635
AIM V.I. Technology Fund                                367,123        1,407,096
MFS Emerging Growth Series                              109,355        1,739,901
MFS High Income Series                                  466,449        1,983,035
MFS Strategic Income Series                             139,468           56,154
Neuberger Berman AMT Limited Maturity Bond               44,722          361,118
 Portfolio
Neuberger Berman AMT Partners Portfolio                 718,436          717,465
Pioneer Fund VCT Portfolio                              107,978          405,932
DWS International VIP Fund                               88,564          601,247
Pioneer Growth Opportunities VCT Portfolio               41,450          735,646
Van Eck Worldwide Bond Fund                              83,441          187,415
Van Eck Worldwide Hard Assets Fund                    1,104,413        1,439,583
Wells Fargo Advantage VT Asset Allocation               465,387        1,489,270
 Fund
Wells Fargo Advantage VT Total Return Bond              782,968        4,287,761
 Fund
Wells Fargo Advantage VT Equity Income Fund             627,429        9,586,747
Wells Fargo Advantage VT C&B Large Cap Value            256,092          445,152
 Fund
Wells Fargo Advantage VT Large Company Core              33,878          182,713
 Fund
Wells Fargo Advantage VT International Core              32,683           50,242
 Fund
Wells Fargo Advantage VT Large Company Growth           115,850        5,353,144
 Fund
Wells Fargo Advantage VT Small Cap Growth               279,516        1,177,500
 Fund
Wells Fargo Advantage VT Discovery Fund                 156,216          208,587
                                                ---------------  ---------------
                                                   $233,571,220     $516,674,123
                                                ===============  ===============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                            UNITS        UNITS      NET INCREASE
SUB-ACCOUNT                                 ISSUED      REDEEMED     (DECREASE)
--------------------------------------------------------------------------------------
American Century VP Balanced Fund             12,979        47,305        (34,326)
American Century VP Capital Appreciation      22,169        33,773        (11,604)
 Fund
AIM V.I. Core Equity Fund                    733,653     1,032,809       (299,156)
AIM V.I. International Growth Fund            58,864        69,726        (10,862)
AllianceBernstein VPS International           26,152        85,511        (59,359)
 Portfolio
AllianceBernstein Money Market Portfolio     214,852       332,502       (117,650)
AllianceBernstein Large Cap Growth            28,759        78,048        (49,289)
 Portfolio
Federated American Leaders Fund II            46,330     1,824,814     (1,778,484)
Federated Capital Appreciation Fund II        39,590       486,398       (446,808)
Federated Equity Income Fund II               66,199     1,039,542       (973,343)
Federated Fund for U.S. Government            26,685       152,863       (126,178)
 Securities Fund II
Federated Mid Cap Growth Strategies Fund      50,660       629,602       (578,942)
 II
Federated High Income Bond Fund II            35,644       282,057       (246,413)
Federated International Equity Fund II        84,202       265,500       (181,298)
Federated Prime Money Fund II                192,962       250,245        (57,283)
Federated Quality Bond Fund II                43,433        63,703        (20,270)
Federated Capital Income Fund II              42,102       201,517       (159,415)
Gartmore GVIT Developing Markets Fund         44,248        45,945         (1,697)
Hartford Advisers HLS Fund                   163,265    11,500,191    (11,336,926)
Hartford Blue Chip Stock HLS Fund             49,251     1,257,518     (1,208,267)
Hartford Total Return Bond HLS Fund          480,044     4,438,698     (3,958,654)
Hartford Capital Appreciation HLS Fund        31,614     4,784,402     (4,752,788)
Hartford Capital Opportunities HLS Fund       34,868       453,085       (418,217)
Hartford Dividend and Growth HLS Fund      5,001,473       376,745      4,624,728
Hartford Focus HLS Fund                      132,221       161,649        (29,428)
Hartford Global Advisers HLS Fund            163,702        13,722        149,980
Hartford Global Leaders HLS Fund              27,470     1,085,052     (1,057,582)
Hartford Disciplined Equity HLS Fund          28,382     1,122,114     (1,093,732)
Hartford Growth HLS Fund                     849,753       412,780        436,973
Hartford Growth Opportunities HLS Fund       259,405     8,566,279     (8,306,874)
Hartford High Yield HLS Fund                 115,343       496,839       (381,496)
Hartford Index HLS Fund                      150,884     1,700,736     (1,549,852)
Hartford International Capital             2,318,145       486,592      1,831,553
 Appreciation HLS Fund
Hartford International Small Company HLS   3,130,012       441,019      2,688,993
 Fund
Hartford International Opportunities HLS   1,167,841     2,344,172     (1,176,331)
 Fund
Hartford International Stock HLS Fund         51,584       605,708       (554,124)
Hartford LargeCap Growth HLS Fund            109,785       859,014       (749,229)
Hartford MidCap Growth HLS Fund               67,543       504,525       (436,982)
Hartford Money Market HLS Fund             7,911,289    12,164,054     (4,252,765)
Hartford Mortgage Securities HLS Fund        205,074        96,150        108,924
Hartford SmallCap Value HLS Fund              41,634       654,407       (612,773)
Hartford SmallCap Growth HLS Fund             93,153       978,303       (885,150)

-------------------------------------------------------------------------------

                                            UNITS        UNITS      NET INCREASE
SUB-ACCOUNT                                 ISSUED      REDEEMED     (DECREASE)
--------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      655,501     2,240,169     (1,584,668)
Hartford U.S. Government Securities HLS       78,682       904,520       (825,838)
 Fund
Hartford Value HLS Fund                    2,003,425       265,446      1,737,979
Hartford Value Opportunities HLS Fund         37,446       745,940       (708,494)
Hartford Equity Income HLS Fund            2,159,347       332,441      1,826,906
ING VP Natural Resources Trust                19,980        37,173        (17,193)
ING JPMorgan Emerging Markets Equity          37,599        27,734          9,865
 Portfolio
AIM V.I. Global Health Care Fund               5,351        14,114         (8,763)
AIM V.I. Technology Fund                      28,298       106,519        (78,221)
MFS Emerging Growth Series                     9,190       151,037       (141,847)
MFS High Income Series                        17,773       142,737       (124,964)
MFS Strategic Income Series                    8,103         3,633          4,470
Neuberger Berman AMT Limited Maturity          2,063        25,922        (23,859)
 Bond Portfolio
Neuberger Berman AMT Partners Portfolio       23,219        36,337        (13,118)
Pioneer Fund VCT Portfolio                     8,246        34,977        (26,731)
DWS International VIP Fund                     3,122        29,991        (26,869)
Pioneer Growth Opportunities VCT               2,050        34,815        (32,765)
 Portfolio
Van Eck Worldwide Bond Fund                    4,074        11,805         (7,731)
Van Eck Worldwide Hard Assets Fund            43,784        60,078        (16,294)
Wells Fargo Advantage VT Asset                30,444       128,302        (97,858)
 Allocation Fund
Wells Fargo Advantage VT Total Return         18,213       241,450       (223,237)
 Bond Fund
Wells Fargo Advantage VT Equity Income        12,716       493,633       (480,917)
 Fund
Wells Fargo Advantage VT C&B Large Cap        23,032        41,942        (18,910)
 Value Fund
Wells Fargo Advantage VT Large Company         4,879        25,427        (20,548)
 Core Fund
Wells Fargo Advantage VT International         2,815         5,292         (2,477)
 Core Fund
Wells Fargo Advantage VT Large Company        12,351       304,438       (292,087)
 Growth Fund
Wells Fargo Advantage VT Small Cap            12,949        78,069        (65,120)
 Growth Fund
Wells Fargo Advantage VT Discovery Fund        7,077         9,599         (2,522)

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                 UNITS              UNITS          NET INCREASE
SUB-ACCOUNT                                     ISSUED            REDEEMED          (DECREASE)
--------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                      14,205           17,538               (3,333)
American Century VP Capital Appreciation                8,651           15,682               (7,031)
 Fund
AIM V.I. International Growth Fund                     22,883           99,819              (76,936)
AIM V.I. Premier Equity Fund                            9,465          290,510             (281,045)
AllianceBernstein International Research               50,297           77,924              (27,627)
 Growth Portfolio
AllianceBernstein Money Market Portfolio              740,112          802,006              (61,894)
AllianceBernstein Large Cap Growth                     26,757           42,612              (15,855)
 Portfolio
Federated American Leaders Fund II                     48,088          889,301             (841,213)
Federated Capital Appreciation Fund II                113,809          396,234             (282,425)
Federated Equity Income Fund II                        61,810          538,894             (477,084)
Federated Fund for U.S. Government                     39,136          121,867              (82,731)
 Securities Fund II
Federated Mid Cap Growth Strategies Fund               77,528          417,649             (340,121)
 II
Federated High Income Bond Fund II                    145,654          252,255             (106,601)
Federated International Equity Fund II                 72,226          145,829              (73,603)
Federated Prime Money Fund II                         117,892          251,735             (133,843)
Federated Quality Bond Fund II                         31,259           38,194               (6,935)
Federated Capital Income Fund II                       67,558          140,655              (73,097)
Gartmore GVIT Developing Markets Fund                  43,323           55,070              (11,747)
Hartford Advisers HLS Fund                            112,744       15,414,682          (15,301,938)
Hartford Blue Chip Stock HLS Fund                      33,240        1,363,679           (1,330,439)
Hartford Total Return Bond HLS Fund                   710,863        4,781,907           (4,071,044)
Hartford Capital Appreciation HLS Fund              5,650,757        4,738,612              912,145
Hartford Capital Opportunities HLS Fund                82,491          337,981             (255,490)
Hartford Dividend and Growth HLS Fund               2,073,886           80,067            1,993,819
Hartford Focus HLS Fund                               141,456            1,521              139,935
Hartford Global Advisers HLS Fund                       3,808               --                3,808
Hartford Global Leaders HLS Fund                      109,764        1,065,351             (955,587)
Hartford Disciplined Equity HLS Fund                   57,483        1,205,821           (1,148,338)
Hartford Growth HLS Fund                              523,377           39,120              484,257
Hartford Growth Opportunities HLS Fund                286,896        9,865,810           (9,578,914)
Hartford High Yield HLS Fund                          181,917          657,834             (475,917)
Hartford Index HLS Fund                               158,378        2,001,489           (1,843,111)
Hartford International Capital                        784,115           13,846              770,269
 Appreciation HLS Fund
Hartford International Small Company HLS              711,989           31,537              680,452
 Fund
Hartford International Opportunities HLS            2,239,030        2,079,728              159,302
 Fund
Hartford International Stock HLS Fund                 128,433          651,342             (522,909)
Hartford LargeCap Growth HLS Fund                     100,051          908,335             (808,284)
Hartford MidCap Stock HLS Fund                         81,264          525,912             (444,648)
Hartford Money Market HLS Fund                      9,988,738        9,805,587              183,151
Hartford Mortgage Securities HLS Fund                  86,076              225               85,851
Hartford SmallCap Value HLS Fund                      101,636          668,309             (566,673)
Hartford SmallCap Growth HLS Fund                      74,161        1,031,698             (957,537)
Hartford Stock HLS Fund                             1,061,238        2,746,900           (1,685,662)

-------------------------------------------------------------------------------

                                                 UNITS              UNITS          NET INCREASE
SUB-ACCOUNT                                     ISSUED            REDEEMED          (DECREASE)
--------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS                76,196        1,330,818           (1,254,622)
 Fund
Hartford Value HLS Fund                               362,129            4,990              357,139
Hartford Value Opportunities HLS Fund                 212,275          565,784             (353,509)
Hartford Equity Income HLS Fund                       625,201           29,085              596,116
ING JPMorgan Emerging Markets Equity                   22,995            1,211               21,784
 Portfolio
ING VP Natural Resources Trust                        132,199           96,359               35,840
AIM V.I. Global Health Care Fund                        4,091           23,243              (19,152)
AIM V.I. Technology Fund                               32,759           90,193              (57,434)
AIM V.I. Core Stock Fund                                5,871           35,465              (29,594)
Kelmoore Strategy Variable Eagle Fund                   2,256          414,983             (412,727)
Kelmoore Strategy Variable Fund                         1,249          562,114             (560,865)
MFS Emerging Growth Series                             17,726          169,721             (151,995)
MFS High Income Series                                 41,850          141,902             (100,052)
MFS Strategic Income Series                             5,217            5,043                  174
Neuberger Berman AMT Limited Maturity                  24,783           24,098                  685
 Bond Fund
Neuberger Berman AMT Partners Portfolio                57,166           53,671                3,495
Pioneer Fund VCT Portfolio                              4,684           17,341              (12,657)
Scudder International Portfolio                         1,930           25,442              (23,512)
Pioneer Growth Opportunities VCT                        5,864           88,645              (82,781)
 Portfolio
Van Eck Worldwide Bond Fund                             2,891            4,307               (1,416)
Van Eck Worldwide Hard Assets Fund                    238,805          203,083               35,722
Wells Fargo Advantage Asset Allocation                 42,115          192,376             (150,261)
 Fund
Wells Fargo Advantage Total Return Bond                18,400          187,093             (168,693)
 Fund
Wells Fargo Advantage Equity Income Fund                8,215          611,227             (603,012)
Wells Fargo Advantage C&B Large Cap                    17,091           17,262                 (171)
 Value Fund
Wells Fargo Advantage Large Company Core               11,986           20,210               (8,224)
 Fund
Wells Fargo Advantage International Core               11,264           17,576               (6,312)
 Fund
Wells Fargo Advantage Large Company                     9,753          332,758             (323,005)
 Growth Fund
Wells Fargo Advantage Small Cap Growth                  4,217          125,504             (121,287)
 Fund
Wells Fargo Advantage Discovery Fund                   43,858           10,123               33,735

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                               UNIT FAIR           CONTRACT
SUB-ACCOUNT                                         UNITS       VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2006  Lowest contract charges                        98,650     $19.76884          $1,950,186
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2005  Lowest contract charges                       132,976     18.115408           2,408,927
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2004  Lowest contract charges                       136,309     17.341349           2,363,781
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2003  Lowest contract charges                       145,037     15.867981           2,301,440
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2002  Lowest contract charges                       111,322     13.343030           1,485,367
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                        28,686     15.963060             457,923
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2005  Lowest contract charges                        40,290     13.679562             551,143
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2004  Lowest contract charges                        47,321     11.257483             532,711
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2003  Lowest contract charges                        58,056     10.511068             610,227
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2002  Lowest contract charges                        58,776      8.764090             515,122
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                        51,707     18.310558             946,792
    Highest contract charges                         507,158     11.207597           5,684,025
    Remaining contract charges                            --            --                  --

                                                                     INVESTMENT
                                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**          RETURN***
------------------------------------------------  ---------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2006  Lowest contract charges                          0.45%            2.08%              9.13%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2005  Lowest contract charges                          0.45%            1.81%              4.46%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2004  Lowest contract charges                          0.45%            1.62%              9.29%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2003  Lowest contract charges                          0.45%            2.49%             18.92%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2002  Lowest contract charges                          0.26%              --              (9.96)%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                          0.45%              --              16.69%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2005  Lowest contract charges                          0.45%              --              21.52%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2004  Lowest contract charges                          0.45%              --               7.10%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2003  Lowest contract charges                          0.45%              --              19.93%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2002  Lowest contract charges                          0.22%              --             (21.55)%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                          0.31%            0.52%              8.96%
    Highest contract charges                            0.95%            0.53%              8.27%
    Remaining contract charges                            --               --                 --

-------------------------------------------------------------------------------

                                                               UNIT FAIR           CONTRACT
SUB-ACCOUNT                                         UNITS       VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2006  Lowest contract charges                       216,103    $15.542406          $3,358,762
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2005  Lowest contract charges                       226,965     12.291143           2,789,668
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2004  Lowest contract charges                       303,901     10.569460           3,212,070
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2003  Lowest contract charges                       346,084      8.643478           2,991,371
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2002  Lowest contract charges                       426,295      6.791448           2,895,163
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL PORTFOLIO
 2006  Lowest contract charges                        53,694     20.202051           1,084,723
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2005  Lowest contract charges                       113,053     16.047664           1,814,235
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2004  Lowest contract charges                       140,680     13.527539           1,903,059
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2003  Lowest contract charges                       159,910     11.553105           1,847,454
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2002  Lowest contract charges                       152,267      8.818909           1,342,830
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --

                                                                     INVESTMENT
                                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**          RETURN***
------------------------------------------------  ---------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2006  Lowest contract charges                          1.40%            1.04%             26.45%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2005  Lowest contract charges                          1.40%            0.62%             16.29%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2004  Lowest contract charges                          1.40%            0.63%             22.28%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2003  Lowest contract charges                          1.40%            0.53%             27.27%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2002  Lowest contract charges                          0.78%            0.54%            (16.85)%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
ALLIANCEBERNSTEIN VPS INTERNATIONAL PORTFOLIO
 2006  Lowest contract charges                          0.45%            0.48%             25.89%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2005  Lowest contract charges                          0.45%            0.47%             18.63%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2004  Lowest contract charges                          0.45%            0.28%             17.09%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2003  Lowest contract charges                          0.45%            0.15%             31.00%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2002  Lowest contract charges                          0.23%            0.06%            (15.66)%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               UNIT FAIR           CONTRACT
SUB-ACCOUNT                                         UNITS       VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MONEY MARKET PORFOLIO
 2006  Lowest contract charges                       441,178    $13.735446          $6,059,776
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2005  Lowest contract charges                       558,828     13.240331           7,399,073
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2004  Lowest contract charges                       620,722     12.997379           8,067,760
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2003  Lowest contract charges                       847,610     12.964253          10,988,632
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2002  Lowest contract charges                     1,293,123     12.953735          16,750,773
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
 2006  Lowest contract charges                        78,458     21.809920           1,711,156
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2005  Lowest contract charges                       127,747     22.006170           2,811,231
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2004  Lowest contract charges                       143,602     19.197835           2,756,847
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2003  Lowest contract charges                       164,922     17.754168           2,928,055
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --
 2002  Lowest contract charges                       236,157     14.421067           3,405,631
    Highest contract charges                              --            --                  --
    Remaining contract charges                            --            --                  --

                                                                     INVESTMENT
                                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**          RETURN***
------------------------------------------------  ---------------------------------------------------
ALLIANCEBERNSTEIN MONEY MARKET PORFOLIO
 2006  Lowest contract charges                          0.45%            4.10%              3.74%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2005  Lowest contract charges                          0.45%            2.28%              1.87%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2004  Lowest contract charges                          0.45%            0.67%              0.26%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2003  Lowest contract charges                          0.45%            0.55%              0.08%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2002  Lowest contract charges                          0.26%            0.61%              0.66%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
 2006  Lowest contract charges                          0.45%              --              (0.89)%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2005  Lowest contract charges                          0.45%              --              14.63%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2004  Lowest contract charges                          0.45%              --               8.13%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2003  Lowest contract charges                          0.45%              --              23.11%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --
 2002  Lowest contract charges                          0.23%              --             (30.96)%
    Highest contract charges                              --               --                 --
    Remaining contract charges                            --               --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED AMERICAN LEADERS FUND
 II
 2006  Lowest contract charges         98,046    $24.354886      $2,387,893
    Highest contract charges        2,386,242     12.831685      30,619,506
    Remaining contract charges      1,736,530            --      22,642,034
 2005  Lowest contract charges        130,977     20.944422       2,743,242
    Highest contract charges        3,388,522     11.140134      37,748,586
    Remaining contract charges      2,479,803            --      28,014,876
 2004  Lowest contract charges        146,204     20.032799       2,928,880
    Highest contract charges        3,944,848     10.756941      42,434,493
    Remaining contract charges      2,749,463            --      29,932,904
 2003  Lowest contract charges        132,395     18.330567       2,426,882
    Highest contract charges        4,311,023      9.936830      42,837,907
    Remaining contract charges      2,988,299            --      29,992,736
 2002  Lowest contract charges        157,737     14.419885       2,274,553
    Highest contract charges        4,547,855      7.891418      35,889,027
    Remaining contract charges      3,093,651            --      24,609,494
FEDERATED CAPITAL APPRECIATION
 FUND II
 2006  Lowest contract charges        764,477      6.455593       4,935,153
    Highest contract charges          669,071      6.371636       4,263,074
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        996,778      5.622008       5,603,897
    Highest contract charges          883,578      5.560001       4,912,692
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,104,810      5.583004       6,168,161
    Highest contract charges        1,057,971      5.532476       5,853,198
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      1,057,063      5.261325       5,561,551
    Highest contract charges        1,083,971      5.224154       5,662,831
    Remaining contract charges             --            --              --
 2002  Lowest contract charges        993,913      4.297109       4,270,954
    Highest contract charges        1,044,760      4.275285       4,466,645
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FEDERATED AMERICAN LEADERS FUND
 II
 2006  Lowest contract charges         0.45%             1.59%             16.28%
    Highest contract charges           1.40%             1.60%             15.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             1.53%              4.55%
    Highest contract charges           1.40%             1.56%              3.56%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             1.43%              9.29%
    Highest contract charges           1.40%             1.43%              8.25%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             1.56%            (27.12)%
    Highest contract charges           1.40%             1.53%            (25.92)%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.27%               --             (20.57)%
    Highest contract charges           1.40%               --             (21.33)%
    Remaining contract charges           --                --                 --
FEDERATED CAPITAL APPRECIATION
 FUND II
 2006  Lowest contract charges         1.20%             0.83%             14.83%
    Highest contract charges           1.40%             0.83%             14.60%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             1.06%              0.70%
    Highest contract charges           1.40%             1.09%              0.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.20%             0.57%              6.11%
    Highest contract charges           1.40%             0.57%              5.90%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.20%             0.48%             22.44%
    Highest contract charges           1.40%             0.49%             22.19%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.75%               --             (23.88)%
    Highest contract charges           0.87%               --             (24.03)%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED EQUITY INCOME FUND II
 2006  Lowest contract charges      1,194,566    $12.341043     $14,742,189
    Highest contract charges        1,626,205     12.145123      19,750,466
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,553,928     10.143408      15,762,122
    Highest contract charges        2,240,187     10.002352      22,407,135
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,730,420      9.934519      17,190,888
    Highest contract charges        2,540,778      9.815964      24,940,184
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      1,862,987      8.910321      16,599,815
    Highest contract charges        2,735,502      8.821593      24,131,483
    Remaining contract charges             --            --              --
 2002  Lowest contract charges      1,960,650      7.085521      13,892,226
    Highest contract charges        2,934,252      7.029008      20,624,883
    Remaining contract charges             --            --              --
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND II
 2006  Lowest contract charges         77,916     16.057906       1,251,162
    Highest contract charges          124,671     12.985499       1,618,913
    Remaining contract charges         53,755            --         709,300
 2005  Lowest contract charges        129,009     15.489364       1,998,260
    Highest contract charges          181,904     12.645277       2,300,222
    Remaining contract charges         71,607            --         918,254
 2004  Lowest contract charges        152,016     15.249995       2,318,236
    Highest contract charges          228,963     12.568714       2,877,767
    Remaining contract charges         84,272            --       1,071,974
 2003  Lowest contract charges        218,033     14.785029       3,223,631
    Highest contract charges          288,773     12.301795       3,552,431
    Remaining contract charges        112,740            --       1,400,848
 2002  Lowest contract charges        248,397     14.508435       3,603,851
    Highest contract charges          402,331     12.186867       4,903,160
    Remaining contract charges        244,061            --       2,998,240

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
-------------------------------  ----------------------------------------------------
FEDERATED EQUITY INCOME FUND II
 2006  Lowest contract charges          1.20%            2.28%             21.67%
    Highest contract charges            1.40%            2.31%             21.42%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.20%            2.18%              2.10%
    Highest contract charges            1.40%            2.21%              1.90%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.20%            1.94%             11.50%
    Highest contract charges            1.40%            1.94%             11.27%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.20%            1.91%             25.75%
    Highest contract charges            1.40%            1.93%             25.50%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.66%              --             (21.69)%
    Highest contract charges            0.77%              --             (21.84)%
    Remaining contract charges            --               --                 --
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND II
 2006  Lowest contract charges          0.45%            4.88%              3.67%
    Highest contract charges            1.40%            4.38%              2.69%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          0.45%            3.89%              1.57%
    Highest contract charges            1.40%            4.26%              0.61%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          0.45%            4.83%              3.15%
    Highest contract charges            1.40%            4.66%              2.17%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          0.45%            3.82%              1.91%
    Highest contract charges            1.40%            3.93%              0.94%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.31%              --               8.56%
    Highest contract charges            0.97%              --               7.53%
    Remaining contract charges            --               --                 --

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                          UNITS        VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
FEDERATED MID CAP GROWTH
 STRATEGIES FUND II
 2006  Lowest contract charges         816,309    $14.248834     $11,631,458
    Highest contract charges           871,994     14.022577      12,227,604
    Remaining contract charges              --            --              --
 2005  Lowest contract charges       1,100,441     13.324110      14,662,392
    Highest contract charges         1,166,804     13.138799      15,330,402
    Remaining contract charges              --            --              --
 2004  Lowest contract charges       1,236,948     11.965024      14,800,118
    Highest contract charges         1,370,418     11.822225      16,201,391
    Remaining contract charges              --            --              --
 2003  Lowest contract charges       1,355,032     10.490545      14,215,021
    Highest contract charges         1,506,756     10.386085      15,649,302
    Remaining contract charges              --            --              --
 2002  Lowest contract charges       1,495,715      7.579457      11,336,709
    Highest contract charges         1,691,106      7.518986      12,715,403
    Remaining contract charges              --            --              --
FEDERATED HIGH INCOME BOND FUND
 II
 2006  Lowest contract charges          41,126     18.016694         740,958
    Highest contract charges           342,893     13.105214       4,493,681
    Remaining contract charges         217,080            --       2,890,766
 2005  Lowest contract charges          74,347     16.333150       1,214,316
    Highest contract charges           481,997     11.993966       5,781,051
    Remaining contract charges         291,168            --       3,541,508
 2004  Lowest contract charges          67,886     15.982268       1,084,972
    Highest contract charges           567,350     11.848303       6,722,136
    Remaining contract charges         318,877            --       3,823,771
 2003  Lowest contract charges         168,279     14.534031       2,445,776
    Highest contract charges           637,399     10.877466       6,933,285
    Remaining contract charges         348,853            --       3,832,796
 2002  Lowest contract charges         164,850     11.945703       1,969,243
    Highest contract charges           670,423      9.025608       6,050,979
    Remaining contract charges         347,006            --       3,157,116

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
--------------------------------  ---------------------------------------------------
FEDERATED MID CAP GROWTH
 STRATEGIES FUND II
 2006  Lowest contract charges          1.20%              --               6.94%
    Highest contract charges            1.40%              --               6.73%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.20%              --              11.36%
    Highest contract charges            1.40%              --              11.14%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.20%              --              14.06%
    Highest contract charges            1.40%              --              13.83%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.20%              --              38.41%
    Highest contract charges            1.40%              --              38.13%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.64%              --             (27.23)%
    Highest contract charges            0.74%              --             (27.37)%
    Remaining contract charges            --               --                 --
FEDERATED HIGH INCOME BOND FUND
 II
 2006  Lowest contract charges          0.45%            8.07%             10.31%
    Highest contract charges            1.40%            9.25%              9.27%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          0.45%            6.54%              2.20%
    Highest contract charges            1.40%            8.54%              1.23%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          0.46%            9.14%              9.96%
    Highest contract charges            1.40%            7.15%              8.93%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          0.45%            7.35%             21.67%
    Highest contract charges            1.40%            7.34%             20.52%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.30%              --               0.95%
    Highest contract charges            0.94%              --              (0.01)%
    Remaining contract charges            --               --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                          UNITS        VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY
 FUND II
 2006  Lowest contract charges         396,731    $13.241242      $5,253,206
    Highest contract charges           397,632     13.031058       5,181,570
    Remaining contract charges              --            --              --
 2005  Lowest contract charges         492,358     11.271775       5,549,745
    Highest contract charges           483,303     11.115046       5,371,937
    Remaining contract charges              --            --              --
 2004  Lowest contract charges         516,622     10.458453       5,403,068
    Highest contract charges           532,642     10.333657       5,504,140
    Remaining contract charges              --            --              --
 2003  Lowest contract charges         546,883      9.279550       5,074,824
    Highest contract charges           585,503      9.187158       5,379,104
    Remaining contract charges              --            --              --
 2002  Lowest contract charges         603,310      7.122571       4,297,116
    Highest contract charges           683,932      7.065757       4,832,501
    Remaining contract charges              --            --              --
FEDERATED PRIME MONEY FUND II
 2006  Lowest contract charges         145,070     11.541768       1,674,366
    Highest contract charges                19      8.026858             156
    Remaining contract charges         128,420            --       1,458,672
 2005  Lowest contract charges         152,157     11.175527       1,700,433
    Highest contract charges               134      7.787710           1,043
    Remaining contract charges         178,501            --       1,965,730
 2004  Lowest contract charges         227,104     11.012982       2,501,094
    Highest contract charges               114      7.689805             880
    Remaining contract charges         237,417            --       2,583,335
 2003  Lowest contract charges         210,052     11.056185       2,322,370
    Highest contract charges               642      7.735429           4,965
    Remaining contract charges         200,088            --       2,166,289
 2002  Lowest contract charges         245,427     11.113480       2,727,545
    Highest contract charges               451      7.791086           3,517
    Remaining contract charges         230,892            --       2,516,200

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
--------------------------------  ---------------------------------------------------
FEDERATED INTERNATIONAL EQUITY
 FUND II
 2006  Lowest contract charges          1.20%            0.21%             17.47%
    Highest contract charges            1.40%            0.21%             17.24%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.20%              --               7.78%
    Highest contract charges            1.40%              --               7.56%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.20%              --              12.70%
    Highest contract charges            1.40%              --              12.48%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.20%              --              30.28%
    Highest contract charges            1.40%              --              30.02%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.65%              --             (23.68)%
    Highest contract charges            0.76%              --             (23.83)%
    Remaining contract charges            --               --                 --
FEDERATED PRIME MONEY FUND II
 2006  Lowest contract charges          1.20%            4.41%              3.28%
    Highest contract charges            1.43%            4.29%              3.07%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.20%            2.60%              1.48%
    Highest contract charges            1.31%            2.72%              1.27%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.20%            0.80%             (0.39)%
    Highest contract charges            1.39%            0.62%             (0.59)%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.21%            0.69%             (0.52)%
    Highest contract charges            1.40%            0.66%             (0.71)%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          1.11%            1.20%             16.71%
    Highest contract charges            1.33%              --             (17.75)%
    Remaining contract charges            --               --                 --

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                          UNITS        VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
FEDERATED QUALITY BOND FUND II
 2006  Lowest contract charges          79,492    $13.392133      $1,064,565
    Highest contract charges           114,364     13.218127       1,511,675
    Remaining contract charges              --            --              --
 2005  Lowest contract charges          90,948     13.013188       1,183,528
    Highest contract charges           123,178     12.869811       1,585,280
    Remaining contract charges              --            --              --
 2004  Lowest contract charges          88,841     12.998296       1,154,786
    Highest contract charges           132,220     12.880819       1,703,104
    Remaining contract charges              --            --              --
 2003  Lowest contract charges          92,693     12.695606       1,176,791
    Highest contract charges           135,291     12.606066       1,705,490
    Remaining contract charges              --            --              --
 2002  Lowest contract charges         110,351     12.278394       1,354,936
    Highest contract charges           149,920     12.216190       1,831,456
    Remaining contract charges              --            --              --
FEDERATED CAPITAL INCOME FUND II
 2006  Lowest contract charges           4,180     14.706866          61,478
    Highest contract charges           302,632      8.884065       2,688,606
    Remaining contract charges         183,317            --       1,654,878
 2005  Lowest contract charges           4,686     12.774966          59,860
    Highest contract charges           412,570      7.790665       3,214,192
    Remaining contract charges         232,288            --       1,835,203
 2004  Lowest contract charges           9,773     12.073866         117,997
    Highest contract charges           479,417      7.433366       3,563,684
    Remaining contract charges         233,451            --       1,756,292
 2003  Lowest contract charges          19,098     11.025674         210,573
    Highest contract charges           489,360      6.852814       3,353,492
    Remaining contract charges         232,018            --       1,605,966
 2002  Lowest contract charges          27,425      9.178114         251,709
    Highest contract charges           545,226      5.758902       3,139,901
    Remaining contract charges         247,025            --       1,434,028

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
--------------------------------  ---------------------------------------------------
FEDERATED QUALITY BOND FUND II
 2006  Lowest contract charges          1.20%            4.03%              2.91%
    Highest contract charges            1.40%            4.10%              2.71%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.20%            3.71%              0.12%
    Highest contract charges            1.40%            3.88%             (0.09)%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.20%            4.12%              2.38%
    Highest contract charges            1.40%            4.10%              2.18%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.20%            3.58%              3.40%
    Highest contract charges            1.40%            3.54%              3.19%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.80%              --               8.01%
    Highest contract charges            0.94%              --               7.79%
    Remaining contract charges            --               --                 --
FEDERATED CAPITAL INCOME FUND II
 2006  Lowest contract charges          0.45%            6.25%             15.12%
    Highest contract charges            1.40%            6.37%             14.04%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          0.45%            6.71%              5.81%
    Highest contract charges            1.40%            5.26%              4.81%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          0.45%            5.42%              9.51%
    Highest contract charges            1.40%            4.37%              8.47%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          0.45%            6.93%             20.13%
    Highest contract charges            1.40%            6.59%             19.00%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.25%              --             (24.25)%
    Highest contract charges            0.78%              --             (24.97)%
    Remaining contract charges            --               --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                          UNITS        VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
GARTMORE GVIT DEVELOPING MARKETS
 FUND
 2006  Lowest contract charges          73,627    $21.159503      $1,557,915
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges          75,324     15.794105       1,189,682
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2004  Lowest contract charges          87,071     12.063325       1,050,371
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges         134,061     10.115487       1,356,089
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges          59,294      1.192989          70,738
    Highest contract charges         1,411,842     11.990659      16,928,907
    Remaining contract charges      43,313,750            --     180,363,559
 2005  Lowest contract charges         191,094     12.509909       2,390,564
    Highest contract charges         1,793,291     11.033579      19,786,416
    Remaining contract charges      54,137,427            --     204,916,223
 2004  Lowest contract charges         265,796     11.812513       3,139,720
    Highest contract charges         2,150,289     10.481179      22,537,561
    Remaining contract charges      69,007,665            --     246,887,070
 2003  Lowest contract charges         351,906     11.529453       4,057,287
    Highest contract charges         2,409,529     10.291601      24,797,909
    Remaining contract charges      81,361,467            --     284,394,858
 2002  Lowest contract charges         486,552      9.852516       4,793,766
    Highest contract charges         2,525,096      8.847599      22,341,034
    Remaining contract charges      94,026,782            --     281,142,240

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
--------------------------------  ---------------------------------------------------
GARTMORE GVIT DEVELOPING MARKETS
 FUND
 2006  Lowest contract charges          0.45%            0.59%             33.97%
    Highest contract charges              --               --                 --
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          0.45%            0.54%             30.93%
    Highest contract charges              --               --                 --
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          0.45%            0.52%             19.26%
    Highest contract charges              --               --                 --
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          0.45%            0.05%             58.98%
    Highest contract charges              --               --                 --
    Remaining contract charges            --               --                 --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges          1.15%            2.55%              9.44%
    Highest contract charges            1.85%            2.13%              8.67%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.25%            2.98%              5.90%
    Highest contract charges            1.85%            3.13%              5.27%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.25%            1.91%              2.46%
    Highest contract charges            1.85%            2.01%              1.84%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.25%            2.26%             17.02%
    Highest contract charges            1.85%            2.43%             16.32%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.70%            3.07%            (15.95)%
    Highest contract charges            1.04%            2.90%            (16.46)%
    Remaining contract charges            --               --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS
 FUND
 2006  Lowest contract charges        109,757    $12.123584      $1,330,643
    Highest contract charges          879,782     10.358526       9,113,260
    Remaining contract charges      3,359,519            --      67,001,191
 2005  Lowest contract charges        159,437     11.362406       1,811,590
    Highest contract charges        1,078,249      9.766594      10,530,824
    Remaining contract charges      4,319,639            --      80,821,465
 2004  Lowest contract charges        213,094     10.869698       2,316,270
    Highest contract charges        1,242,395      9.399323      11,677,669
    Remaining contract charges      5,432,275            --      97,329,102
 2003  Lowest contract charges        290,534     10.106692       2,936,339
    Highest contract charges        1,354,533      8.792113      11,909,205
    Remaining contract charges      6,513,708            --     108,621,283
 2002  Lowest contract charges        372,972      7.914933       2,952,049
    Highest contract charges        1,470,287      6.926832      10,184,430
    Remaining contract charges      7,487,321            --      97,877,954
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges         15,213      1.511505          22,994
    Highest contract charges          705,863     13.465266       9,504,636
    Remaining contract charges     18,254,359            --      51,734,234
 2005  Lowest contract charges         16,097      1.458910          23,484
    Highest contract charges          765,218     13.088035      10,015,202
    Remaining contract charges     22,152,774            --      60,686,289
 2004  Lowest contract charges        118,087     13.402785       1,582,690
    Highest contract charges          825,664     13.013733      10,744,975
    Remaining contract charges     26,061,382            --      69,320,361
 2003  Lowest contract charges        111,698     12.971546       1,448,897
    Highest contract charges          381,584     12.670795       4,834,974
    Remaining contract charges     26,436,919            --      68,124,847
 2002  Lowest contract charges        153,412     12.179130       1,868,425
    Highest contract charges          425,861     11.968304       5,096,839
    Remaining contract charges     32,034,964            --      77,584,807
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2006  Lowest contract charges        853,207      2.181408       1,861,193
    Highest contract charges        3,087,276      2.130628       6,577,836
    Remaining contract charges     13,724,989            --      29,822,534
 2005  Lowest contract charges        947,049      1.894130       1,793,833
    Highest contract charges        3,813,074      1.861174       7,096,793
    Remaining contract charges     17,658,137            --      33,349,265
 2004  Lowest contract charges        947,266      1.659901       1,572,368
    Highest contract charges        3,551,278      1.640824       5,827,023
    Remaining contract charges     17,007,571            --      28,176,681
 2003  Lowest contract charges        482,547      1.408094         679,472
    Highest contract charges        2,152,457      1.400278       3,014,038
    Remaining contract charges      7,758,716            --      10,914,923

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS
 FUND
 2006  Lowest contract charges         1.25%             0.30%              6.70%
    Highest contract charges           1.85%             0.31%              6.06%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.79%              4.53%
    Highest contract charges           1.85%             0.81%              3.91%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.20%              7.55%
    Highest contract charges           1.85%             0.20%              6.91%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.03%             27.69%
    Highest contract charges           1.85%             0.04%             26.93%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.68%               --             (25.34)%
    Highest contract charges           1.01%               --             (25.78)%
    Remaining contract charges           --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges         1.15%             4.06%              3.61%
    Highest contract charges           1.85%             4.86%              2.88%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.04%            85.43%              0.51%
    Highest contract charges           1.85%             7.20%              0.57%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             5.10%              3.33%
    Highest contract charges           1.85%             5.67%              2.71%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.26%             3.81%              6.51%
    Highest contract charges           1.85%             4.33%              5.87%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.89%             4.76%              8.75%
    Highest contract charges           1.31%             3.93%              8.10%
    Remaining contract charges           --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2006  Lowest contract charges         1.25%             1.31%             15.17%
    Highest contract charges           1.85%             1.25%             14.48%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.93%             14.11%
    Highest contract charges           1.84%             0.94%             13.43%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.44%             17.88%
    Highest contract charges           1.84%             0.42%             17.18%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.15%             1.29%             40.81%
    Highest contract charges           1.70%             1.35%             40.03%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges         21,759     $6.656408        $144,838
    Highest contract charges          455,227      6.395245       2,911,288
    Remaining contract charges        605,143            --       4,001,272
 2005  Lowest contract charges         23,413      6.247196         146,265
    Highest contract charges          641,424      6.038214       3,873,058
    Remaining contract charges        835,509            --       5,190,042
 2004  Lowest contract charges         27,548      6.340055         174,658
    Highest contract charges          727,825      6.164861       4,486,938
    Remaining contract charges      1,000,463            --       6,313,397
 2003  Lowest contract charges         54,141      5.839701         316,165
    Highest contract charges          821,300      5.712505       4,691,678
    Remaining contract charges      1,196,756            --       6,963,053
 2002  Lowest contract charges         56,380      4.641965         261,713
    Highest contract charges          930,914      4.568148       4,252,553
    Remaining contract charges      1,356,092            --       6,278,103
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2006  Lowest contract charges        199,049      1.633404         325,128
    Highest contract charges          964,182      1.528493       1,473,744
    Remaining contract charges      5,455,316            --       9,644,433
 2005  Lowest contract charges         70,355      1.372786          96,583
    Highest contract charges          485,540      1.293634         628,111
    Remaining contract charges      1,437,924            --       2,033,120
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges         17,721      1.172110          20,771
    Highest contract charges            1,394      1.126459           1,570
    Remaining contract charges         91,392            --         106,112
 2005  Lowest contract charges         12,577      1.075524          13,526
    Highest contract charges           13,611      1.045797          14,235
    Remaining contract charges        113,747            --         121,969
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2006  Lowest contract charges          9,058      1.282188          11,614
    Highest contract charges           24,778      1.281984          31,765
    Remaining contract charges        119,952            --         152,874
 2005  Lowest contract charges          2,797      1.191716           3,334
    Highest contract charges            1,011      1.183579           1,197
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges         1.25%               --               6.55%
    Highest contract charges           1.85%               --               5.91%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.38%             (1.47)%
    Highest contract charges           1.85%             0.38%             (2.05)%
    Remaining contract charges
 2004  Lowest contract charges         1.25%             0.33%              8.57%
    Highest contract charges           1.85%             0.40%              7.92%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.37%             25.80%
    Highest contract charges           1.85%             0.35%             25.05%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.69%               --             (29.73)%
    Highest contract charges           1.02%               --             (30.16)%
    Remaining contract charges           --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2006  Lowest contract charges         1.15%             2.31%             18.99%
    Highest contract charges           1.85%             2.42%             18.16%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%            32.35%             (0.56)%
    Highest contract charges           1.82%             5.04%              4.48%
    Remaining contract charges
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges         1.15%             0.59%              8.47%
    Highest contract charges           1.87%             0.23%              7.71%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             1.24%              8.33%
    Highest contract charges           1.81%             3.95%              8.02%
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2006  Lowest contract charges         1.14%             3.18%              7.59%
    Highest contract charges           1.84%             4.06%              6.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.11%            37.86%              0.51%
    Highest contract charges           1.11%            29.26%              5.40%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS
 FUND
 2006  Lowest contract charges          1,444    $12.999882         $18,767
    Highest contract charges          805,273     11.593138       9,335,638
    Remaining contract charges      3,734,921            --     106,475,362
 2005  Lowest contract charges          1,424     11.520690          16,405
    Highest contract charges          977,829     10.346183      10,116,803
    Remaining contract charges      4,619,967            --     116,858,458
 2004  Lowest contract charges        102,724     11.369186       1,167,893
    Highest contract charges        1,102,333     10.273347      11,324,648
    Remaining contract charges      5,349,750            --     135,083,626
 2003  Lowest contract charges        121,249      9.658953       1,171,139
    Highest contract charges        1,103,304      8.780452       9,687,507
    Remaining contract charges      6,032,437            --     129,460,994
 2002  Lowest contract charges        124,493      7.214026         898,092
    Highest contract charges          924,972      6.597312       6,102,330
    Remaining contract charges      6,785,262            --     108,830,434
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges          9,986     12.215545         121,988
    Highest contract charges          899,494     11.887947      10,693,140
    Remaining contract charges      3,151,339            --      80,248,436
 2005  Lowest contract charges            376     10.988567           4,132
    Highest contract charges        1,103,321     10.768980      11,881,646
    Remaining contract charges      4,050,854            --      92,714,452
 2004  Lowest contract charges        191,177     10.438011       1,995,508
    Highest contract charges        1,296,653     10.292799      13,346,190
    Remaining contract charges      4,815,059            --     106,985,432
 2003  Lowest contract charges        222,110      9.749413       2,165,445
    Highest contract charges               10      5.905445              61
    Remaining contract charges      7,046,369            --     130,741,867
 2002  Lowest contract charges        205,665      7.663448       1,576,102
    Highest contract charges          611,762      7.648015       4,678,761
    Remaining contract charges      5,865,772            --      95,878,835
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges         38,345      1.342101          51,462
    Highest contract charges          285,654      1.298974         371,058
    Remaining contract charges        597,231            --         794,393
 2005  Lowest contract charges          6,354      1.297765           8,246
    Highest contract charges           65,302      1.264874          82,599
    Remaining contract charges        412,601            --         531,545

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD GLOBAL LEADERS HLS
 FUND
 2006  Lowest contract charges         1.15%             0.77%             12.84%
    Highest contract charges           1.85%             0.74%             12.05%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%            11.70%              0.54%
    Highest contract charges           1.85%             0.78%              0.71%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.50%             17.71%
    Highest contract charges           1.85%             0.54%             17.00%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.42%             33.89%
    Highest contract charges           1.84%             0.44%             33.09%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.69%             0.76%            (20.33)%
    Highest contract charges           1.01%             0.84%            (20.81)%
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges         1.15%             1.18%             11.17%
    Highest contract charges           1.85%             1.02%             10.39%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%            18.43%             (0.73)%
    Highest contract charges           1.85%             1.12%              4.63%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             1.07%              7.06%
    Highest contract charges           1.85%             1.08%              6.42%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             1.24%             27.22%
    Highest contract charges           2.09%               --              27.52%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.66%             0.40%            (25.63)%
    Highest contract charges           0.98%             0.37%            (26.07)%
    Remaining contract charges           --                --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges         1.15%             0.05%              3.42%
    Highest contract charges           1.85%             0.07%              2.70%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --              (0.65)%
    Highest contract charges           1.78%               --               4.68%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges         62,099     $1.612383        $100,127
    Highest contract charges        1,070,013     16.087595      17,213,940
    Remaining contract charges     42,906,901            --     302,217,643
 2005  Lowest contract charges          8,780      1.455585          12,780
    Highest contract charges        1,290,509     14.625253      18,874,016
    Remaining contract charges     51,046,598            --     325,639,105
 2004  Lowest contract charges        172,796     14.604952       2,523,676
    Highest contract charges        1,497,477     12.809151      19,181,403
    Remaining contract charges     60,254,528            --     334,476,760
 2003  Lowest contract charges        200,066     12.619831       2,524,801
    Highest contract charges        1,660,726     11.134690      18,491,669
    Remaining contract charges     69,951,336            --     335,919,835
 2002  Lowest contract charges        245,809      8.886820       2,184,458
    Highest contract charges        1,744,801      7.888117      13,763,197
    Remaining contract charges     80,191,785            --     271,668,462
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges          3,563     11.754300          41,875
    Highest contract charges          301,819     11.853638       3,577,651
    Remaining contract charges      1,332,553            --      20,377,189
 2005  Lowest contract charges         29,982     10.693816         320,621
    Highest contract charges          351,206     10.861825       3,814,736
    Remaining contract charges      1,638,243            --      22,979,046
 2004  Lowest contract charges         42,877     10.602852         454,617
    Highest contract charges          387,825     10.834240       4,201,785
    Remaining contract charges      2,064,646            --      28,745,117
 2003  Lowest contract charges         76,935      9.996119         769,052
    Highest contract charges          427,235     10.275706       4,390,141
    Remaining contract charges      2,513,147            --      33,020,147
 2002  Lowest contract charges         58,752      8.216739         482,752
    Highest contract charges          406,371      8.497341       3,453,075
    Remaining contract charges      2,493,238            --      26,954,214

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges         1.15%             0.56%             10.77%
    Highest contract charges           1.85%             0.71%             10.00%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.97%               --               0.70%
    Highest contract charges           1.85%             0.20%             14.18%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%               --              15.73%
    Highest contract charges           1.85%               --              15.04%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%               --              42.01%
    Highest contract charges           1.85%               --              41.16%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.67%               --             (28.55)%
    Highest contract charges           0.99%               --             (28.98)%
    Remaining contract charges           --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges         1.15%            27.22%              9.90%
    Highest contract charges           1.85%            14.22%              9.13%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             6.44%              0.86%
    Highest contract charges           1.85%             6.54%              0.26%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.26%             5.67%              6.07%
    Highest contract charges           1.85%             5.07%              5.44%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             3.76%             21.66%
    Highest contract charges           1.85%             3.96%             20.93%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.75%             8.96%             (8.29)%
    Highest contract charges           1.11%             5.08%             (8.84)%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges        200,616    $20.049382      $4,022,222
    Highest contract charges          804,643     10.533798       8,475,930
    Remaining contract charges      4,756,687            --      98,294,742
 2005  Lowest contract charges        254,186     17.443801       4,433,972
    Highest contract charges        1,017,722      9.294019       9,458,730
    Remaining contract charges      6,039,890            --     110,608,669
 2004  Lowest contract charges        296,673     16.767469       4,974,457
    Highest contract charges        1,173,986      9.059619      10,635,869
    Remaining contract charges      7,684,250            --     136,327,104
 2003  Lowest contract charges        342,944     15.257272       5,232,392
    Highest contract charges        1,297,816      8.359844      10,849,543
    Remaining contract charges      9,200,489            --     149,680,502
 2002  Lowest contract charges        347,163     11.961142       4,152,464
    Highest contract charges        1,389,538      6.646124       9,235,043
    Remaining contract charges     10,475,618            --     134,641,587
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges         59,810      1.658052          99,169
    Highest contract charges          437,015      1.593560         696,408
    Remaining contract charges      2,104,997            --       3,458,085
 2005  Lowest contract charges          4,036      1.351706           5,456
    Highest contract charges           76,212      1.308254          99,705
    Remaining contract charges        690,021            --         926,202
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges         84,389      2.305259         194,538
    Highest contract charges          441,020      2.215621         977,132
    Remaining contract charges      2,844,036            --       6,496,973
 2005  Lowest contract charges          6,321      1.802954          11,397
    Highest contract charges          134,173      1.745011         234,133
    Remaining contract charges        539,958            --         965,236
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges         47,254      2.193374         103,645
    Highest contract charges        1,502,052      2.139837       3,214,147
    Remaining contract charges     10,525,603            --      22,968,961
 2005  Lowest contract charges          8,465      1.782718          15,090
    Highest contract charges        1,638,944      1.751406       2,870,457
    Remaining contract charges     11,603,831            --      20,621,769
 2004  Lowest contract charges        346,370      1.574604         545,395
    Highest contract charges        1,363,513      1.556525       2,122,342
    Remaining contract charges     11,382,055            --      17,894,022
 2003  Lowest contract charges        379,122      1.350254         511,912
    Highest contract charges        1,117,379      1.342769       1,500,382
    Remaining contract charges     12,249,080            --      16,529,571

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges         0.45%             1.61%             14.94%
    Highest contract charges           1.85%             1.57%             13.34%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             1.85%              4.03%
    Highest contract charges           1.85%             1.83%              2.59%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             1.25%              9.90%
    Highest contract charges           1.85%             1.24%              8.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             1.48%             27.56%
    Highest contract charges           1.85%             1.38%             25.79%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.24%             1.02%            (22.82)%
    Highest contract charges           1.00%             1.08%            (23.89)%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges         1.15%             1.19%             22.66%
    Highest contract charges           1.85%             1.57%             21.81%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            13.18%              3.04%
    Highest contract charges           1.82%             2.25%             13.62%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges         1.14%             1.93%             27.86%
    Highest contract charges           1.85%             2.84%             26.97%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.02%            23.34%              3.52%
    Highest contract charges           1.81%             8.14%             14.84%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges         1.15%             3.00%             23.04%
    Highest contract charges           1.85%             2.65%             22.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.93%               --               2.63%
    Highest contract charges           1.84%               --              12.52%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.80%             16.62%
    Highest contract charges           1.85%             0.78%             15.92%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.15%             0.76%             35.03%
    Highest contract charges           1.72%             0.99%             34.28%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                          UNITS        VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS
 FUND
 2006  Lowest contract charges          68,906    $13.911588        $958,598
    Highest contract charges           616,933     12.195111       7,523,566
    Remaining contract charges       1,996,831            --      45,226,374
 2005  Lowest contract charges          78,326     11.502108         900,913
    Highest contract charges           704,091     10.143590       7,142,006
    Remaining contract charges       2,454,377            --      46,007,275
 2004  Lowest contract charges         101,552     10.455085       1,061,734
    Highest contract charges           803,467      9.275689       7,452,707
    Remaining contract charges       2,854,684            --      48,688,656
 2003  Lowest contract charges         132,427      9.180889       1,215,795
    Highest contract charges           884,917      8.194213       7,251,196
    Remaining contract charges       3,374,201            --      50,586,178
 2002  Lowest contract charges         165,322      7.150194       1,182,087
    Highest contract charges           975,053      6.420100       6,259,938
    Remaining contract charges       3,935,622            --      45,998,245
HARTFORD LARGECAP GROWTH HLS
 FUND
 2006  Lowest contract charges          57,349      9.652250         553,546
    Highest contract charges           808,976      7.301945       5,907,094
    Remaining contract charges       1,975,025            --      18,898,605
 2005  Lowest contract charges          83,157      9.179709         763,360
    Highest contract charges           951,527      6.986262       6,647,619
    Remaining contract charges       2,555,895            --      23,282,794
 2004  Lowest contract charges         111,736      9.203748       1,028,394
    Highest contract charges         1,098,650      7.046718       7,741,880
    Remaining contract charges       3,188,477            --      29,150,475
 2003  Lowest contract charges         141,458      8.355387       1,181,934
    Highest contract charges         1,195,966      6.435670       7,696,845
    Remaining contract charges       3,702,101            --      30,757,209
 2002  Lowest contract charges         217,037      6.854930       1,487,776
    Highest contract charges         1,316,175      5.311709       6,991,140
    Remaining contract charges       4,227,456            --      28,843,516
HARTFORD MIDCAP GROWTH HLS FUND
 2006  Lowest contract charges          37,042     15.202514         563,128
    Highest contract charges           468,547     15.840177       7,421,883
    Remaining contract charges       1,602,379            --      24,149,671
 2005  Lowest contract charges          47,255     13.711371         647,929
    Highest contract charges           543,313     14.372461       7,808,751
    Remaining contract charges       1,954,382            --      26,592,239
 2004  Lowest contract charges          63,022     13.280205         836,950
    Highest contract charges           630,446     14.004268       8,828,929
    Remaining contract charges       2,296,130            --      30,290,052
 2003  Lowest contract charges          89,643     11.917569       1,068,324
    Highest contract charges           640,897     12.642956       8,102,835
    Remaining contract charges       2,546,195            --      30,172,593
 2002  Lowest contract charges         125,793      9.208382       1,158,349
    Highest contract charges           644,102      9.827596       6,329,974
    Remaining contract charges       2,645,292            --      24,245,095

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
--------------------------------  ---------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS
 FUND
 2006  Lowest contract charges          1.25%            1.42%             20.95%
    Highest contract charges            1.85%            1.48%             20.23%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.25%            1.33%             10.01%
    Highest contract charges            1.85%            1.31%              9.36%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.25%            0.30%             13.88%
    Highest contract charges            1.85%            0.30%             13.20%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.24%            2.19%             28.40%
    Highest contract charges            1.85%            2.45%             27.63%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.72%              --             (10.87)%
    Highest contract charges            1.05%              --             (11.40)%
    Remaining contract charges            --               --                 --
HARTFORD LARGECAP GROWTH HLS
 FUND
 2006  Lowest contract charges          1.25%            0.43%              5.15%
    Highest contract charges            1.85%            0.46%              4.52%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.25%            0.81%             (0.26)%
    Highest contract charges            1.85%            0.82%             (0.86)%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.25%            0.05%             10.15%
    Highest contract charges            1.85%            0.05%              9.50%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.25%              --              21.89%
    Highest contract charges            1.85%              --              21.16%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.67%              --             (31.90)%
    Highest contract charges            0.98%              --             (32.30)%
    Remaining contract charges            --               --                 --
HARTFORD MIDCAP GROWTH HLS FUND
 2006  Lowest contract charges          1.25%              --              10.88%
    Highest contract charges            1.85%              --              10.21%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.25%            0.02%              3.25%
    Highest contract charges            1.85%            0.02%              2.63%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.25%            0.13%             11.43%
    Highest contract charges            1.85%            0.13%             10.77%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.25%            0.16%             29.42%
    Highest contract charges            1.85%            0.16%             28.65%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.75%              --             (14.14)%
    Highest contract charges            1.10%              --             (14.65)%
    Remaining contract charges            --               --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges      1,092,693     $1.142958      $1,248,902
    Highest contract charges          313,050     10.874287       3,404,219
    Remaining contract charges     13,505,829            --      26,927,025
 2005  Lowest contract charges      2,582,784      1.104241       2,852,016
    Highest contract charges          292,495     10.579718       3,094,514
    Remaining contract charges     16,289,058            --      31,190,901
 2004  Lowest contract charges        143,311     11.389829       1,632,284
    Highest contract charges          357,390     10.479149       3,745,143
    Remaining contract charges     18,480,485            --      33,997,028
 2003  Lowest contract charges        227,554     11.425285       2,599,870
    Highest contract charges          455,864     10.575017       4,820,771
    Remaining contract charges     25,956,837            --      49,228,855
 2002  Lowest contract charges        514,961     11.483100       5,913,354
    Highest contract charges          677,310     10.692495       7,242,133
    Remaining contract charges     45,288,135            --      85,908,865
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges          9,041      1.362058          12,314
    Highest contract charges           34,006      1.316605          44,771
    Remaining contract charges        151,728            --         210,016
 2005  Lowest contract charges          2,444      2.874630           7,026
    Highest contract charges            8,153      1.281310          10,446
    Remaining contract charges         75,254            --          98,378
HARTFORD SMALLCAP VALUE HLS
 FUND
 2006  Lowest contract charges         74,074     25.745504       1,907,082
    Highest contract charges          434,878     24.595728      10,696,137
    Remaining contract charges      1,838,611            --      46,927,087
 2005  Lowest contract charges         96,783     22.035155       2,132,627
    Highest contract charges          521,602     21.177752      11,046,352
    Remaining contract charges      2,341,951            --      51,210,638
 2004  Lowest contract charges         92,516     20.637831       1,909,325
    Highest contract charges          566,631     19.954140      11,306,639
    Remaining contract charges      2,867,862            --      58,792,597
 2003  Lowest contract charges        124,540     18.333649       2,283,264
    Highest contract charges          629,083     17.832921      11,218,394
    Remaining contract charges      3,242,188            --      59,104,621
 2002  Lowest contract charges        163,125     13.407867       2,187,159
    Highest contract charges          710,182     13.120084       9,317,646
    Remaining contract charges      3,868,824            --      51,630,547

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges         1.16%             4.52%              3.51%
    Highest contract charges           1.85%             4.61%              2.78%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.58%             2.92%              0.19%
    Highest contract charges           1.85%             2.77%              0.96%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.91%             (0.31)%
    Highest contract charges           1.85%             0.92%             (0.91)%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.77%             (0.50)%
    Highest contract charges           1.86%             0.76%             (1.10)%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.79%             0.82%              0.25%
    Highest contract charges           1.17%             0.83%             (0.35)%
    Remaining contract charges           --                --                 --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges         1.14%            13.10%              3.48%
    Highest contract charges           1.86%            12.04%              2.76%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --              (0.02)%
    Highest contract charges           1.82%               --              (0.31)%
    Remaining contract charges           --                --                 --
HARTFORD SMALLCAP VALUE HLS
 FUND
 2006  Lowest contract charges         1.25%             1.21%             16.84%
    Highest contract charges           1.85%             1.26%             16.14%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.24%             1.52%              6.77%
    Highest contract charges           1.85%             1.45%              6.13%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.62%             12.57%
    Highest contract charges           1.85%             0.66%             11.90%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.50%             36.74%
    Highest contract charges           1.85%             0.49%             35.92%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.68%               --             (16.22)%
    Highest contract charges           1.01%               --             (16.72)%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                          UNITS        VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2006  Lowest contract charges           1,880    $19.553470         $36,770
    Highest contract charges           770,964     14.080588      10,855,629
    Remaining contract charges       3,091,989            --      90,595,968
 2005  Lowest contract charges             547     18.510379          10,129
    Highest contract charges           924,037     13.423119      12,403,463
    Remaining contract charges       3,825,399            --     106,009,189
 2004  Lowest contract charges         109,034     16.879488       1,840,445
    Highest contract charges         1,065,223     12.316263      13,119,567
    Remaining contract charges       4,533,263            --     115,703,768
 2003  Lowest contract charges         142,100     14.807037       2,104,073
    Highest contract charges         1,154,902     10.869068      12,552,705
    Remaining contract charges       5,295,664            --     118,686,137
 2002  Lowest contract charges         164,255      9.991385       1,641,131
    Highest contract charges         1,262,239      7.378253       9,313,120
    Remaining contract charges       5,928,611            --      89,747,902
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges         215,806      1.604868         346,340
    Highest contract charges         2,790,926      1.567487       4,374,747
    Remaining contract charges       5,104,750            --       8,160,271
 2005  Lowest contract charges         204,258      1.417353         289,505
    Highest contract charges         3,232,412      1.392675       4,501,699
    Remaining contract charges       6,259,480            --       8,845,925
 2004  Lowest contract charges         263,890      1.309218         345,490
    Highest contract charges         3,759,017      1.294174       4,864,823
    Remaining contract charges       7,358,905            --       9,615,896
 2003  Lowest contract charges         285,121      1.272633         362,854
    Highest contract charges         3,799,080      1.265575       4,808,020
    Remaining contract charges       6,312,827            --       8,026,488
 2002  Lowest contract charges          32,327      7.839732         253,433
    Highest contract charges           456,017      7.715214       3,518,272
    Remaining contract charges         699,967            --       5,472,896

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*           RATIO**          RETURN***
--------------------------------  ---------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2006  Lowest contract charges          1.15%            0.20%              5.64%
    Highest contract charges            1.85%            0.34%              4.90%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          0.99%              --              (0.61)%
    Highest contract charges            1.85%            0.37%              8.99%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.25%              --              14.00%
    Highest contract charges            1.85%              --              13.32%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.25%              --              48.20%
    Highest contract charges            1.85%              --              47.31%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.68%              --             (29.72)%
    Highest contract charges            1.00%              --             (30.14)%
    Remaining contract charges            --               --                 --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges          1.25%            1.52%             13.23%
    Highest contract charges            1.85%            1.28%             12.55%
    Remaining contract charges            --               --                 --
 2005  Lowest contract charges          1.25%            1.82%              8.26%
    Highest contract charges            1.85%            1.83%              7.61%
    Remaining contract charges            --               --                 --
 2004  Lowest contract charges          1.25%            1.00%              2.88%
    Highest contract charges            1.85%            1.09%              2.26%
    Remaining contract charges            --               --                 --
 2003  Lowest contract charges          1.16%            1.27%             27.26%
    Highest contract charges            1.72%            1.26%             26.56%
    Remaining contract charges            --               --                 --
 2002  Lowest contract charges          0.75%            1.09%            (20.90)%
    Highest contract charges            1.10%            1.21%            (21.40)%
    Remaining contract charges            --               --                 --

-------------------------------------------------------------------------------

                                                 UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS         VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges          2,123     $13.771867        $29,240
    Highest contract charges          803,255      12.804687     10,285,427
    Remaining contract charges      2,404,794             --     55,160,075
 2005  Lowest contract charges          1,233      13.393700         16,510
    Highest contract charges        1,005,339      12.540547     12,607,502
    Remaining contract charges      3,029,438             --     68,223,972
 2004  Lowest contract charges        351,862      13.352326      4,698,179
    Highest contract charges        1,278,741      12.579267     16,085,622
    Remaining contract charges      3,660,029             --     84,611,695
 2003  Lowest contract charges        457,027      13.246029      6,053,799
    Highest contract charges        1,634,154      12.554227     20,515,541
    Remaining contract charges      5,098,346             --    117,041,090
 2002  Lowest contract charges        656,520      13.130818      8,620,640
    Highest contract charges        1,985,360      12.519929     24,856,562
    Remaining contract charges      7,080,501             --    161,292,316
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges         55,849       1.371064         76,573
    Highest contract charges          337,596       1.317720        444,857
    Remaining contract charges      1,701,673             --      2,310,200
 2005  Lowest contract charges          7,623       1.133134          8,637
    Highest contract charges          120,423       1.101845        132,687
    Remaining contract charges        229,093             --        258,467
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges          4,014      18.038304         72,399
    Highest contract charges          556,035      18.271093     10,159,364
    Remaining contract charges      2,245,208             --     60,378,965
 2005  Lowest contract charges          3,874      15.330484         59,394
    Highest contract charges          683,996      15.637398     10,695,922
    Remaining contract charges      2,825,881             --     64,615,697
 2004  Lowest contract charges        118,230      14.327968      1,693,993
    Highest contract charges          720,037      14.705342     10,588,387
    Remaining contract charges      3,028,993             --     65,691,023
 2003  Lowest contract charges        132,959      12.204538      1,622,703
    Highest contract charges          776,714      12.601317      9,787,623
    Remaining contract charges      3,438,402             --     63,582,149
 2002  Lowest contract charges        169,665       8.710400      1,477,848
    Highest contract charges          843,587       9.047624      7,632,462
    Remaining contract charges      3,889,399             --     51,382,065
HARTFORD EQUITY INCOME HLS
 FUND
 2006  Lowest contract charges         63,117       1.438253         90,779
    Highest contract charges          388,928       1.406773        547,135
    Remaining contract charges      1,970,977             --      2,816,797
 2005  Lowest contract charges         33,526       1.204430         40,380
    Highest contract charges          157,989       1.186340        187,429
    Remaining contract charges        404,601             --        485,224

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**          RETURN***
------------------------------  ---------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges        1.15%            3.80%              2.82%
    Highest contract charges          1.85%            3.49%              2.11%
    Remaining contract charges          --               --                 --
 2005  Lowest contract charges        1.08%              --               0.31%
    Highest contract charges          1.85%            2.95%             (0.31)%
    Remaining contract charges          --               --                 --
 2004  Lowest contract charges        1.25%            3.43%              0.80%
    Highest contract charges          1.85%            3.50%              0.20%
    Remaining contract charges          --               --                 --
 2003  Lowest contract charges        1.25%            1.50%              0.88%
    Highest contract charges          1.85%            1.54%              0.27%
    Remaining contract charges          --               --                 --
 2002  Lowest contract charges        0.95%              --               9.36%
    Highest contract charges          1.42%              --               8.70%
    Remaining contract charges          --               --                 --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges        1.14%            3.12%             20.43%
    Highest contract charges          1.85%            2.33%             19.59%
    Remaining contract charges          --               --                 --
 2005  Lowest contract charges        1.21%            2.73%              4.60%
    Highest contract charges          1.82%            2.89%              4.29%
    Remaining contract charges          --               --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        1.15%            1.22%             17.66%
    Highest contract charges          1.85%            1.22%             16.84%
    Remaining contract charges          --               --                 --
 2005  Lowest contract charges        1.06%           15.34%              0.82%
    Highest contract charges          1.85%            1.41%              6.34%
    Remaining contract charges          --               --                 --
 2004  Lowest contract charges        1.25%            0.30%             17.40%
    Highest contract charges          1.85%            0.31%             16.70%
    Remaining contract charges          --               --                 --
 2003  Lowest contract charges        1.25%            0.54%             40.12%
    Highest contract charges          1.85%            0.52%             39.28%
    Remaining contract charges          --               --                 --
 2002  Lowest contract charges        0.67%              --             (25.89)%
    Highest contract charges          0.99%              --             (26.33)%
    Remaining contract charges          --               --                 --
HARTFORD EQUITY INCOME HLS
 FUND
 2006  Lowest contract charges        1.15%            2.73%             19.41%
    Highest contract charges          1.85%            3.10%             18.58%
    Remaining contract charges          --               --                 --
 2005  Lowest contract charges        1.06%           35.67%             (0.47)%
    Highest contract charges          1.83%            6.62%              2.12%
    Remaining contract charges          --               --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               UNIT FAIR       CONTRACT
SUB-ACCOUNT                        UNITS        VALUE #     OWNERS' EQUITY
--------------------------------------------------------------------------
ING VP NATURAL RESOURCES TRUST
 2006  Lowest contract charges        31,065    $28.206496        $876,246
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2005  Lowest contract charges        48,258     23.275564       1,123,222
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2004  Lowest contract charges        12,418     16.366942         203,240
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2003  Lowest contract charges         8,266     14.592673         120,624
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2002  Lowest contract charges         9,423     11.230070         105,822
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2006  Lowest contract charges        31,649     13.922547         440,633
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2005  Lowest contract charges        21,784     10.269692         223,713
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2006  Lowest contract charges        51,890     21.354693       1,108,105
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2005  Lowest contract charges        60,653     20.383928       1,236,354
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2004  Lowest contract charges        79,805     18.933125       1,510,965
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2003  Lowest contract charges       100,878     17.680161       1,783,547
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2002  Lowest contract charges       152,438     13.898552       2,118,665
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                     INVESTMENT
                                    EXPENSE            INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
ING VP NATURAL RESOURCES TRUST
 2006  Lowest contract charges         0.45%               --              21.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             0.03%             42.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             1.27%             12.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              29.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.20%             0.22%             (2.54)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2006  Lowest contract charges         0.45%             0.55%             35.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.39%               --               1.92%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2006  Lowest contract charges         0.45%               --               4.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               7.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --               7.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              27.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.24%               --             (24.54)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                               UNIT FAIR       CONTRACT
SUB-ACCOUNT                        UNITS        VALUE #     OWNERS' EQUITY
--------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND
 2006  Lowest contract charges        94,759    $13.537016      $1,282,748
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2005  Lowest contract charges       172,980     12.308106       2,129,056
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2004  Lowest contract charges       230,414     12.100547       2,788,135
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2003  Lowest contract charges       262,277     11.616845       3,046,837
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2002  Lowest contract charges       274,046      8.031808       2,201,084
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges        41,337     19.258223         796,080
    Highest contract charges         271,234     10.816904       2,933,906
    Remaining contract charges            --            --              --
 2005  Lowest contract charges        56,047     17.929840       1,004,903
    Highest contract charges         398,371     10.166947       4,050,217
    Remaining contract charges            --            --              --
 2004  Lowest contract charges        68,736     16.494872       1,133,790
    Highest contract charges         537,677      9.442504       5,077,019
    Remaining contract charges            --            --              --
 2003  Lowest contract charges        84,597     14.668334       1,240,890
    Highest contract charges         699,693      8.477049       5,931,324
    Remaining contract charges            --            --              --
 2002  Lowest contract charges       119,830     11.314430       1,355,805
    Highest contract charges         824,144      6.601108       5,440,266
    Remaining contract charges            --            --              --

                                                     INVESTMENT
                                    EXPENSE            INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
AIM V.I. TECHNOLOGY FUND
 2006  Lowest contract charges         0.45%               --               9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               1.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --               4.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              44.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.21%               --             (47.08)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges         0.45%               --               7.41%
    Highest contract charges           1.40%               --               6.39%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               8.70%
    Highest contract charges           1.40%               --               7.67%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --              12.45%
    Highest contract charges           1.40%               --              11.39%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              29.64%
    Highest contract charges           1.40%               --              28.42%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.23%               --             (34.06)%
    Highest contract charges           0.72%               --             (34.68)%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               UNIT FAIR       CONTRACT
SUB-ACCOUNT                        UNITS        VALUE #     OWNERS' EQUITY
--------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2006  Lowest contract charges        22,538    $17.867204        $402,696
    Highest contract charges         155,771     12.797666       1,993,508
    Remaining contract charges            --            --              --
 2005  Lowest contract charges        71,105     16.261032       1,156,235
    Highest contract charges         232,168     11.758362       2,729,921
    Remaining contract charges            --            --              --
 2004  Lowest contract charges        61,696     15.989376         986,482
    Highest contract charges         341,629     11.672287       3,987,591
    Remaining contract charges            --            --              --
 2003  Lowest contract charges        71,211     14.715094       1,047,874
    Highest contract charges         422,231     10.844561       4,578,906
    Remaining contract charges            --            --              --
 2002  Lowest contract charges       109,510     12.531160       1,372,289
    Highest contract charges         484,986      9.323154       4,521,601
    Remaining contract charges            --            --              --
MFS STRATEGIC INCOME SERIES
 2006  Lowest contract charges        22,776     15.933761         362,910
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2005  Lowest contract charges        18,306     15.004669         274,682
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2004  Lowest contract charges        18,132     14.793340         268,229
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2003  Lowest contract charges        10,989     13.793767         151,578
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2002  Lowest contract charges         3,964     12.553012          49,761
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                     INVESTMENT
                                    EXPENSE            INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
MFS HIGH INCOME SERIES
 2006  Lowest contract charges         0.45%             8.15%              9.88%
    Highest contract charges           1.40%             8.57%              8.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             7.10%              1.70%
    Highest contract charges           1.40%             6.97%              0.74%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             4.73%              8.66%
    Highest contract charges           1.40%             4.90%              7.63%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             4.82%             17.43%
    Highest contract charges           1.40%             4.26%             16.32%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.26%               --               2.11%
    Highest contract charges           0.80%               --               1.14%
    Remaining contract charges           --                --                 --
MFS STRATEGIC INCOME SERIES
 2006  Lowest contract charges         0.45%             4.67%              6.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             5.81%              1.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             4.33%              7.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             2.68%              9.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.26%               --               7.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
NEUBERGER BERMAN AMT LIMITED
 MATURITY BOND PORTFOLIO
 2006  Lowest contract charges         38,067    $14.262173        $542,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         61,926     13.748814         851,409
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         61,241     13.614332         833,754
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         71,142     13.569986         965,393
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges         74,297     13.308572         988,780
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2006  Lowest contract charges        107,585     21.198371       2,280,631
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        120,703     18.971704       2,289,939
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        117,208     16.144003       1,892,213
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         95,132     13.630397       1,296,687
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges         94,430     10.135482         957,094
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges         78,178     12.622213         986,776
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        104,909     10.871085       1,140,479
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        117,566     10.285190       1,209,192
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
NEUBERGER BERMAN AMT LIMITED
 MATURITY BOND PORTFOLIO
 2006  Lowest contract charges         0.45%             2.68%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             2.89%              0.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             3.33%              0.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             4.35%              1.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.26%               --               4.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2006  Lowest contract charges         0.45%             0.68%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             0.97%             17.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.01%             18.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              34.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.23%               --             (24.48)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges         0.45%             1.32%             16.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             1.34%              5.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.04%               --               2.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
DWS INTERNATIONAL VIP FUND
 2006  Lowest contract charges         99,306    $22.022791      $2,187,011
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        126,175     17.737135       2,237,985
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        149,687     15.483857       2,317,726
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        173,160     13.474523       2,333,247
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges        205,048     10.694936       2,192,974
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2006  Lowest contract charges        163,698     21.317943       3,489,714
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        196,463     20.279087       3,984,080
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        279,244     19.093796       5,331,834
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        204,336     15.679402       3,203,873
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges        217,356     11.018552       2,394,949
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
DWS INTERNATIONAL VIP FUND
 2006  Lowest contract charges         1.40%             1.89%             24.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.61%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.32%             14.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.79%             25.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.74%               --             (19.40)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2006  Lowest contract charges         0.45%               --               5.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               6.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --              21.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%               --              42.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.22%               --             (37.95)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2006  Lowest contract charges          8,312    $16.401695        $136,326
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         16,043     15.472974         248,235
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         17,459     16.028761         279,840
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         19,715     14.751171         290,817
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges         31,756     12.540005         398,216
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2006  Lowest contract charges         42,494     25.865846       1,099,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         58,788     20.870747       1,226,947
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         23,066     13.822619         318,838
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         42,685     11.199452         478,043
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges         13,424      7.754362         104,098
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2006  Lowest contract charges         0.45%             9.98%              6.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             7.83%             (3.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             8.56%              8.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             1.57%             17.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.33%               --              21.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2006  Lowest contract charges         0.45%             0.06%             23.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.44%             0.14%             50.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.39%             23.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.45%             0.33%             44.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.20%               --              (3.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges        326,013    $12.223451      $3,985,008
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        423,871     11.053892       4,685,428
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        574,132     10.677256       6,130,153
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        615,596      9.902564       6,095,976
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges        679,515      8.224779       5,588,862
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2006  Lowest contract charges        541,738     17.560060       9,512,955
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        764,975     17.147111      13,117,103
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        933,668     17.060360      15,928,709
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      1,238,102     16.572652      20,518,622
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges      1,611,369     15.502217      24,979,797
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges         1.40%             2.26%             10.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             2.01%              3.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             2.02%              7.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.60%             20.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.80%             1.47%            (14.07)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2006  Lowest contract charges         1.40%             4.36%              2.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             3.68%              0.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             3.30%              2.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             4.25%              6.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.82%             3.44%              6.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2006  Lowest contract charges      1,371,299    $21.020751     $28,825,735
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,852,216     17.981333      33,305,302
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      2,455,228     17.304616      42,486,775
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      3,199,409     15.797838      50,543,742
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges      4,039,894     12.693380      51,279,914
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2006  Lowest contract charges         81,403     11.874027         966,581
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        100,313      9.860440         989,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        100,484      9.698295         974,522
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        112,455      8.842539         994,393
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges        115,781      7.141282         826,827
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2006  Lowest contract charges         1.40%             1.51%             16.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.40%              3.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.49%              9.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.54%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.75%             1.14%            (20.39)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2006  Lowest contract charges         1.40%             1.40%             20.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.78%              1.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.58%              9.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.66%             23.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.80%             1.20%            (25.15)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2006  Lowest contract charges         26,810     $7.797779        $209,056
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         47,358      6.838191         323,845
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         55,582      7.093477         394,271
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         73,660      6.637365         488,910
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges         60,257      5.446312         328,181
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2006  Lowest contract charges         13,175     10.112017         133,226
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         15,652      8.488320         132,855
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         21,964      7.847984         172,371
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges         17,817      7.259319         129,340
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges         15,411      5.599926          86,298
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2006  Lowest contract charges         1.41%             0.56%             14.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.52%             (3.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --               6.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%               --              21.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.76%             0.11%            (26.87)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2006  Lowest contract charges         1.40%             1.57%             19.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.75%              8.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.26%              8.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.39%             0.35%             29.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.95%             0.09%            (23.99)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                UNIT FAIR       CONTRACT
SUB-ACCOUNT                         UNITS        VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2006  Lowest contract charges        565,778    $18.057684     $10,216,652
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        857,865     17.892274      15,349,159
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,180,870     17.166094      20,270,917
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      1,476,431     16.859256      24,891,535
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2002  Lowest contract charges      1,862,141     13.538279      25,210,180
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2006  Lowest contract charges        251,528     15.659658       3,938,846
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005 Lowest contract charges         316,648     12.936868       4,096,428
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        437,935
    Highest contract charges               --     12.348369       5,407,787
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        571,239            --              --
    Highest contract charges               --     11.006923       6,287,584
    Remaining contract charges             --            --              --
 2002  Lowest contract charges        684,722            --              --
    Highest contract charges               --      7.845738       5,372,149
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2006  Lowest contract charges         31,213     23.187850         723,771
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         33,735     20.317107         685,394
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2006  Lowest contract charges         1.40%               --               0.92%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.18%              4.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --               1.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%               --              24.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges         0.73%               --             (19.79)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2006  Lowest contract charges         1.40%               --              21.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005 Lowest contract charges          1.40%               --               4.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges
    Highest contract charges           1.40%               --              12.19%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --                 --
    Highest contract charges           1.40%               --              40.29%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --                 --
    Highest contract charges           0.69%               --             (39.08)%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2006  Lowest contract charges         0.45%               --              14.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.44%               --              20.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35%.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

                        UNION SECURITY INSURANCE COMPANY

                               2006 ANNUAL REPORT

                  FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                        UNION SECURITY INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                    F-1
Consolidated Balance Sheets                                                F-2
Consolidated Statements of Operations                                      F-3
Consolidated Statements of Changes in Shareholder's Equity                 F-4
Consolidated Statements of Cash Flows                                      F-5
Notes to Consolidated Financial Statements                                 F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
March 1, 2007
Minneapolis, Minnesota

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2006 AND 2005

                                                      AS OF DECEMBER 31,
                                                  2006                 2005
                                                     (IN THOUSANDS EXCEPT
                                                      NUMBER OF SHARES)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities available for sale, at         $2,915,346           $3,488,415
  fair value (amortized cost -- $2,823,347
  in 2006 and $3,316,091 in 2005)
 Equity securities available for sale, at           320,010              318,120
  fair value (cost -- $316,087 in 2006 and
  $317,341 in 2005)
 Commercial mortgage loans on real estate at        750,283              758,966
  amortized cost
 Policy loans                                         7,840                9,773
 Short-term investments                              48,141               80,329
 Collateral held under securities lending           176,937              384,141
 Other investments                                   87,323               61,024
                                              -------------       --------------
                           TOTAL INVESTMENTS      4,305,880            5,100,768
                                              -------------       --------------
 Cash and cash equivalents                           75,233               19,042
 Premiums and accounts receivable, net               98,598               88,566
 Reinsurance recoverables                         1,303,620            1,261,030
 Due from affiliates                                 19,306                   --
 Accrued investment income                           46,332               51,353
 Deferred acquisition costs                          63,571              123,222
 Property and equipment, at cost less                   577                1,069
  accumulated depreciation
 Deferred income taxes, net                          41,267               25,344
 Goodwill                                           156,817              164,643
 Value of business acquired                          26,667               33,965
 Other assets                                        38,153               42,194
 Assets held in separate accounts                 3,020,811            3,200,233
                                              -------------       --------------
                                TOTAL ASSETS     $9,196,832          $10,111,429
                                              -------------       --------------
LIABILITIES
 Future policy benefits and expenses             $2,747,384           $3,154,577
 Unearned premiums                                   38,945               39,980
 Claims and benefits payable                      1,938,726            1,936,611
 Commissions payable                                 16,188               22,995
 Reinsurance balances payable                         3,143               10,529
 Funds held under reinsurance                           107                   96
 Deferred gains on disposal of businesses           158,155              173,084
 Obligation under securities lending                176,937              384,141
 Accounts payable and other liabilities             134,466              174,644
 Due to affiliates                                       --                5,887
 Tax payable                                         62,706                6,723
 Liabilities related to separate accounts         3,020,811            3,200,233
                                              -------------       --------------
                           TOTAL LIABILITIES     $8,297,568           $9,109,500
                                              -------------       --------------
COMMITMENTS AND CONTINGENCIES (NOTE 16)                  --                   --
STOCKHOLDER'S EQUITY
 Common stock, par value $5 per share,                5,000                5,000
  1,000,000 shares authorized, issued, and
  outstanding
 Additional paid-in capital                         545,635              542,472
 Retained earnings                                  286,350              334,928
 Accumulated other comprehensive income              62,279              119,529
                                              -------------       --------------
                  TOTAL STOCKHOLDER'S EQUITY        899,264            1,001,929
                                              -------------       --------------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $9,196,832          $10,111,429
                                              -------------       --------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                           YEARS ENDED DECEMBER 31,
                                  2006               2005               2004
                                                (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums and
  other considerations          $1,366,820         $1,710,771         $1,756,630
 Net investment income             286,974            293,910            275,696
 Net realized gains (losses)
  on investments                     8,490             (1,651)             8,371
 Amortization of deferred
  gains on disposal of
  businesses                        14,929             33,098             43,299
 Fees and other income              73,183             10,427             13,033
                              ------------       ------------       ------------
              TOTAL REVENUES     1,750,396          2,046,555          2,097,029
                              ------------       ------------       ------------
BENEFITS, LOSSES AND
 EXPENSES
 Policyholder benefits           1,027,054          1,293,289          1,352,139
 Amortization of deferred
  acquisition costs and
  value of business acquired        46,376             78,258             75,011
 Underwriting, general and
  administrative expenses          423,758            490,245            490,413
                              ------------       ------------       ------------
  TOTAL BENEFITS, LOSSES AND
                    EXPENSES     1,497,188          1,861,792          1,917,563
                              ------------       ------------       ------------
 Income before income taxes        253,208            184,763            179,466
 Income taxes                      106,576             68,792             59,832
                              ------------       ------------       ------------
                  NET INCOME      $146,632           $115,971           $119,634
                              ------------       ------------       ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                                                           COMPREHENSIVE
                                  COMMON            ADDITIONAL                             INCOME (LOSS)
                                  STOCK               PAID-IN          RETAINED
                                                      CAPITAL          EARNINGS                                       TOTAL
                                                                       (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2004           $5,000              $516,873          $344,097              $156,402              $1,022,372
 Dividends on common stock             --                    --           (76,250)                   --                 (76,250)
 Other                                 --                    --             1,674                    --                   1,674
 Comprehensive income:
  Net income                           --                    --           119,634                    --                 119,634
  Net change in unrealized
   gains on securities                 --                    --                --                13,489                  13,489
  Foreign currency
   translation                         --                    --               (23)                2,784                   2,761
                                                                                                                   ------------
  Total comprehensive
   income                                                                                                               135,884
                                                                                                                   ------------
Balance, December 31, 2004          5,000               516,873           389,132               172,675               1,083,680
 Dental mergers (see Note
  1)                                   --                25,599             9,825                    34                  35,458
 Dividends on common stock             --                    --          (180,000)                   --                (180,000)
 Comprehensive income:
  Net income                           --                    --           115,971                    --                 115,971
  Net change in unrealized
   gains on securities                 --                    --                --               (53,480)                (53,480)
  Foreign currency
   translation                         --                    --                --                   300                     300
                                                                                                                   ------------
  Total comprehensive
   income                                                                                                                62,791
                                                                                                                   ------------
Balance, December 31, 2005          5,000               542,472           334,928               119,529               1,001,929
 Dividends on common stock             --                    --          (210,000)                   --                (210,000)
 Transfer of Canadian
  Operations (See Note 1)              --                 5,824            14,790               (18,956)                  1,658
 Capital Contribution                  --                    10                --                    --                      10
 Other                                 --                (2,671)               --                    --                  (2,671)
 Comprehensive income:
  Net income                           --                    --           146,632                    --                 146,632
  Net change in unrealized
   gains on securities                 --                    --                --               (38,445)                (38,445)
  Foreign currency
   translation                         --                    --                --                   151                     151
                                                                                                                   ------------
  Total comprehensive
   income                                                                                                               108,338
                                                                                                                   ------------
Balance, December 31, 2006         $5,000              $545,635          $286,350               $62,279                $899,264
                                 --------           -----------       -----------            ----------            ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                       YEARS ENDED DECEMBER 31,
                               2006              2005              2004
                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                    $146,632          $115,971          $119,634
 Adjustments to reconcile
  net income to net cash
  provided by operating
  activities:
  Change in reinsurance
   recoverable                  (42,590)          (22,919)          (27,812)
  Change in premiums and
   accounts receivable          (25,271)            2,370           (19,060)
  Depreciation and
   amortization                   1,519             2,293             2,641
  Change in deferred
   acquisition costs and
   value of businesses
   acquired                      18,501              (213)           (3,095)
  Change in accrued
   investment income               (476)              655            (2,001)
  Change in insurance
   policy reserves and
   expenses                     (13,885)          159,969           211,066
  Change in accounts
   payable and other
   liabilities                   (4,657)           (9,270)            7,019
  Change in commissions
   payable                       (3,393)            2,978             3,637
  Change in reinsurance
   balances payable              (7,386)            3,802             1,589
  Change in funds held
   under reinsurance                 11                 3                (7)
  Amortization of deferred
   gain on disposal of
   businesses                   (14,929)          (33,098)          (43,299)
  Change in income taxes         66,750            22,239            11,396
  Net realized (gains)
   losses on investments         (8,490)            1,651            (8,371)
  Other                           8,919             7,837             2,123
                            -----------       -----------       -----------
      NET CASH PROVIDED BY
      OPERATING ACTIVITIES      121,255           254,268           255,460
                            -----------       -----------       -----------
INVESTING ACTIVITIES
 Sales of:
  Fixed maturities
   available for sale           670,674           499,575           578,205
  Equity securities
   available for sale           153,615            56,683            44,282
  Property and equipment             26                --                --
 Maturities, prepayments,
  and scheduled redemption
  of:
  Fixed maturities
   available for sale           158,376           253,806           175,875
 Purchase of:
  Fixed maturities
   available for sale          (702,666)         (745,141)         (831,922)
  Equity securities
   available for sale          (198,150)          (74,251)         (103,020)
  Property and equipment             --               (22)               --
 Change in other
  investments                   (26,299)          (12,004)            5,742
 Change in commercial
  mortgage loans on real
  estate                         (8,312)          (62,152)          (59,273)
 Change in short-term
  investments                    31,206           (15,324)           24,237
 Change in collateral held
  under securities lending      207,204           (51,865)          (47,622)
 Change in policy loans             562               225               803
                            -----------       -----------       -----------
NET CASH PROVIDED BY (USED
  IN) INVESTING ACTIVITIES     $286,236         $(150,470)        $(212,693)
                            -----------       -----------       -----------
FINANCING ACTIVITIES
 Net cash received from
  transfer of Canadian
  operations                     65,894                --                --
 Dividends paid                (210,000)         (180,000)          (76,250)
 Change in obligation
  under securities lending     (207,204)           51,865            47,622
 Contributed capital                 10                --                --
                            -----------       -----------       -----------
NET CASH USED IN FINANCING
                ACTIVITIES    $(351,300)        $(128,135)         $(28,628)
                            -----------       -----------       -----------
 Change in cash and cash
  equivalents                    56,191           (24,337)           14,139
 Cash and cash equivalents
  at beginning of period         19,042            43,379            29,240
                            -----------       -----------       -----------
 CASH AND CASH EQUIVALENTS
          AT END OF PERIOD      $75,233           $19,042           $43,379
                            -----------       -----------       -----------
 Supplemental information:
  Income taxes paid (net
   of refunds)                  $39,446           $45,964           $48,447
 Supplemental schedule of
  non-cash investing
  activities:
 Non-cash activities:
  Foreign currency
   translation                     $151              $300            $2,784

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006, 2005 AND 2004
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company"), formerly known as Fortis Benefits Insurance Company, is a provider of life and health insurance products. The Company is an indirect wholly owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits and group health products. The Company offers group disability insurance, group dental insurance, group life insurance and small employer group health insurance.

Effective December 31, 2006, International Dental Plans, Inc. ("IDP"), an indirect wholly-owned subsidiary of the Parent, was merged into the operations of the Company. Accordingly, all prior period amounts have been restated to conform to the 2006 presentation.

Effective April 1, 2006, the Company transferred assets and liabilities related to its Canadian operations to Assurant Life of Canada ("ALOC") for the purpose of re-domesticating Assurant's Canadian operations. ALOC is also an indirect wholly-owned subsidiary of the Parent. See Note 15 -- Related Party Transactions.

Effective November 9, 2005, the Company signed an agreement with Forethought Life Insurance Company ("Forethought") to sell via reinsurance new preneed insurance policies written as of October 1, 2005 in the United States via independent funeral homes and funeral home chains other than those owned and operated by Service Corporation International ("SCI"). The Company will receive payments from Forethought over the next ten years based on the amount of business transitioned to Forethought.

Effective November 1, 2005, eight dental companies, indirectly wholly owned subsidiaries of the Parent (the "Dental Companies"), were merged into the operations of the Company. All of the Dental Companies engaged in the business of marketing prepaid dental care. The assets, liabilities, and operations of the Dental Companies for the year ended December 31, 2005 are included in the consolidated financial statements of the Company. Assets and liabilities were included at the current book value of the Dental Companies as of January 1, 2005. The Dental Companies had a combined net income of $3,358 for the year ended December 31, 2004. This amount is not included in the consolidated statements of operations of the Company for that period.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Dollar amounts are presented in U.S. dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income, unrealized gains and losses on foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2006 presentation.

REVENUE RECOGNITION

The Company recognizes and reports revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign currency translation gains (losses) net of deferred income taxes have been reflected in "accumulated other comprehensive income".

INVESTMENTS

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized gains and losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Collateral held under securities lending and the obligation under securities lending are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures, partnerships and invested assets associated with a modified coinsurance arrangement. The joint ventures and partnerships are valued according to the equity method of accounting. The invested assets related to modified coinsurance arrangements are classified as trading securities and are reported at fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is reported as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company reports a receivable when revenue has been recognized and reported but not collected. The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable are reported for reinsurance assumed based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Loss recognition testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to worksite group disability and life consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income and reported as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS 142") No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, on January 1, 2002. As part of the adoption of FAS 142, the Company is required to test goodwill on at least an annual basis. The Company performed a January 1, 2005 impairment test during the first quarter and concluded that goodwill is not impaired. Effective September 30, 2005, the Company changed the timing of its annual goodwill impairment test to the fourth quarter based on actual data through October 1st. The Company determined this change in accounting principle is preferable because it will allow management to incorporate this test into the normal flow of the financial planning and reporting cycle and provide more timely analysis on the recoverability of goodwill. The Company's fourth quarter 2006 impairment test also concluded that goodwill is not impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then the excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts within FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

For short duration contracts, claims and benefits payable reserves are reported when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are reported at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAINS ON DISPOSAL OF BUSINESSES

The Company reports deferred gains on disposal of businesses for disposals utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 1, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gains on these disposals were deferred and reported as a liability and decreased as recognized and reported as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gains on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance, investment type annuities and worksite group disability and life insurance. The pre-funded funeral life insurance policies include provisions for death benefit growth that is either pegged to the changes in the Consumer Price Index or determined periodically at the discretion of management. For pre-funded funeral life insurance policies, revenues are recognized and reported when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances. Revenues are recognized when earned on the worksite group disability.

For traditional life insurance contracts previously sold by the preneed business but no longer offered, revenue is recognized and reported when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes and reports revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is recognized and reported when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC and VOBA, salaries and personnel benefits and other general operating expenses. These expenses are reported as incurred.

LEASES

The Company reports expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5"), which requires the Company to evaluate each contingent matter separately. A loss is reported if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company reports an estimated reserve at the low end of the estimated range. Contingencies affecting the Company include litigation matters which are inherently difficult to evaluate and are subject to significant changes.

RECENT ACCOUNTING PRONOUNCEMENTS ADOPTED

On January 1, 2006, the Parent adopted Statement of Financial Accounting Standards ("FAS") No. 123 (revised 2004), SHARE-BASED PAYMENT ("FAS 123R") which replaces Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENTand supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES. FAS 123R requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The pro forma disclosures previously permitted under FAS 123 are no longer an alternative to financial statement recognition. Under FAS 123R, companies must determine the appropriate fair value model to be used for valuing share-based payments, the amortization method for compensation cost, and the transition method to be used at date of adoption. The Parent adopted FAS 123R using the modified prospective method which requires that compensation expense be recorded for all unvested stock options at the beginning of the first quarter of adoption of FAS 123R. The adoption of FAS 123R did not have a material impact on the Company's consolidated financial statements.

On January 1, 2006, the Company adopted FAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS ("FAS 154"), a replacement of APB Opinion No. 20, ACCOUNTING CHANGES, and Statement No. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS. FAS 154 changes the accounting and reporting of a change in accounting principle. Prior to FAS 154, the majority of voluntary changes in accounting principles were required to be recognized as a cumulative effect adjustment within net income during the period of the change. FAS 154 requires retrospective application to prior period financial statements unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The adoption of FAS 154 did not have a material effect on the Company's consolidated financial position or results of operations.

On September 29, 2006 the FASB issued FAS 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS("FAS 158"). This standard requires companies to recognize a net liability or asset to report the funded status of their defined benefit pension and other postretirement plans on their balance sheet with an offsetting adjustment to accumulated other comprehensive income. FAS 158 requires companies to make additional disclosures, but does not change how pensions and postretirement benefits are accounted for and reported in the income statement. The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. The Company has no legal obligation for benefits under these plans. The adoption of FAS 158 did not have a material impact on the Company's consolidated financial statements.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 as of December 31, 2006. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

RECENT ACCOUNTING PRONOUNCEMENTS OUTSTANDING

In September 2005, the AICPA issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS,("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 will not have a material impact on the Company's consolidated financial statements.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). This Interpretation clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This Interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Interpretation also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Interpretation is effective for fiscal years beginning after December 15, 2006 and, therefore, the Company is required to adopt FIN 48 by the first quarter of 2007. The adoption of FIN 48 will not have a material impact on the Company's consolidated financial statements.

On September 15, 2006, the FASB issued FAS 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Therefore, the Company is required to adopt FAS 157 by the first quarter of 2008. The Company is currently evaluating the requirements of FAS 157 and the potential impact on the Company's consolidated financial statements.

In February, 2007, the FASB issued FAS 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 permits entities to choose to measure many financial assets and financial liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. FAS 159 is effective for fiscal years beginning after November 15, 2007. Therefore, the Company is required to adopt FAS 159 by the first quarter of 2008. The Company is currently evaluating the requirements of FAS 159 and the potential impact on the Company's consolidated financial statements.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2006 were as follows:

                                                              COST OR            GROSS                 GROSS
                                                             AMORTIZED         UNREALIZED           UNREALIZED
                                                                COST             GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and government agencies and
  authorities                                                    $68,277           $2,838                 $(67)           $71,048
 States, municipalities and political subdivisions                47,800            1,692                  (63)            49,429
 Foreign governments                                              73,985            6,860                 (128)            80,717
 Public utilities                                                457,894           17,497               (4,278)           471,113
 All other corporate bonds                                     1,907,149           84,770              (14,722)         1,977,197
 Mortgage backed securities                                      268,242            1,071               (3,471)           265,842
                                                            ------------       ----------            ---------       ------------
                                    TOTAL FIXED MATURITIES    $2,823,347         $114,728             $(22,729)        $2,915,346
                                                            ------------       ----------            ---------       ------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                                316,087            6,387               (2,464)           320,010
                                                            ------------       ----------            ---------       ------------
                                   TOTAL EQUITY SECURITIES      $316,087           $6,387              $(2,464)          $320,010
                                                            ------------       ----------            ---------       ------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2005 were as follows:

                                                              COST OR            GROSS                 GROSS
                                                             AMORTIZED         UNREALIZED           UNREALIZED
                                                                COST             GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and government agencies and
  authorities                                                   $119,519           $6,469                $(183)          $125,805
 States, municipalities and political subdivisions                31,302            2,144                  (25)            33,421
 Foreign governments                                             211,743           18,018                 (182)           229,579
 Public utilities                                                458,182           26,545               (2,976)           481,751
 All other corporate bonds                                     2,140,014          134,878              (10,592)         2,264,300
 Mortgage backed securities                                      355,331            1,890               (3,662)           353,559
                                                            ------------       ----------            ---------       ------------
                                    TOTAL FIXED MATURITIES    $3,316,091         $189,944             $(17,620)        $3,488,415
                                                            ------------       ----------            ---------       ------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks                               317,341            5,053               (4,274)           318,120
                                                            ------------       ----------            ---------       ------------
                                   TOTAL EQUITY SECURITIES      $317,341           $5,053              $(4,274)          $318,120
                                                            ------------       ----------            ---------       ------------

The amortized cost and fair value of fixed maturities at December 31, 2006 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                    $51,416       $51,530
Due after one year through five years                      323,735       331,716
Due after five years through ten years                     562,098       568,438
Due after ten years                                      1,617,856     1,697,820
                                                      ------------  ------------
                                               TOTAL     2,555,105     2,649,504
Mortgage and asset backed securities                       268,242       265,842
                                                      ------------  ------------
                                               TOTAL    $2,823,347    $2,915,346
                                                      ------------  ------------

Proceeds from sales of available for sale securities were $829,365, $559,833, and $622,416 during 2006, 2005 and 2004, respectively. Gross gains of $13,077, $13,824 and $16,151 and gross losses of $14,010, $15,399 and $6,870 were realized on dispositions in 2006, 2005 and 2004, respectively.

Major categories of net investment income were as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2006             2005             2004
--------------------------------------------------------------------------------
Fixed maturities                 $191,823         $208,916         $203,862
Equity securities                  21,877           21,012           19,622
Commercial mortgage loans on       55,112           54,563           55,329
 real estate
Policy loans                          497              555              574
Short-term investments              2,769            2,037              717
Other investments                  23,886           15,704            5,149
Cash and cash equivalents             687              613              264
                               ----------       ----------       ----------
Investment income                 296,651          303,400          285,517
                               ----------       ----------       ----------
Investment expenses                (9,677)          (9,490)          (9,821)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $286,974         $293,910         $275,696
                               ----------       ----------       ----------

The net realized gains (losses) recorded in income for 2006, 2005 and 2004 are summarized as follows:

                                            YEARS ENDED DECEMBER 31,
                                        2006           2005          2004
--------------------------------------------------------------------------------
Fixed maturities                          $848          $(373)       $8,711
Equity securities                       (2,129)        (1,468)          439
                                      --------       --------       -------
Total marketable securities             (1,281)        (1,841)        9,150
Real estate                                 --             --          (130)
Other                                    9,771            190          (649)
                                      --------       --------       -------
                               TOTAL    $8,490        $(1,651)       $8,371
                                      --------       --------       -------

The Company recorded $348, $266 and $131 of pre-tax realized losses in 2006, 2005 and 2004, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2006 were as follows:

                                                 LESS THAN 12 MONTHSLIZED                 12 MONTHS ORUMORELIZED
                                        FAIR VALUE               LOSSES         FAIR VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and
  government agencies and authorities       $33,131                  $(65)              $49                  $(2)
 States, municipalities and political
  subdivisions                                3,739                   (51)            1,013                  (12)
 Foreign governments                          4,599                  (123)              244                   (5)
 Public utilities                           140,191                (3,613)           16,773                 (665)
 All other corporate bonds                  579,739               (12,003)           71,450               (2,719)
 Mortgage backed securities                 164,216                (2,326)           30,053               (1,145)
                                        -----------            ----------       -----------            ---------
                TOTAL FIXED MATURITIES     $925,615              $(18,181)         $119,582              $(4,548)
                                        -----------            ----------       -----------            ---------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks           95,523                (1,645)           18,071                 (819)
                                        -----------            ----------       -----------            ---------
               TOTAL EQUITY SECURITIES      $95,523               $(1,645)          $18,071                $(819)
                                        -----------            ----------       -----------            ---------

                                                         TOTAL   UNREALIZED
                                        FAIR VALUE                 LOSSES
--------------------------------------  ----------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and
  government agencies and authorities         $33,180                  $(67)
 States, municipalities and political
  subdivisions                                  4,752                   (63)
 Foreign governments                            4,843                  (128)
 Public utilities                             156,964                (4,278)
 All other corporate bonds                    651,189               (14,722)
 Mortgage backed securities                   194,269                (3,471)
                                        -------------            ----------
                TOTAL FIXED MATURITIES     $1,045,197              $(22,729)
                                        -------------            ----------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks            113,594                (2,464)
                                        -------------            ----------
               TOTAL EQUITY SECURITIES       $113,594               $(2,464)
                                        -------------            ----------

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2005 were as follows:

                                                                                      12 MONTHS OR MORE
                                                 LESS THAN 12 MONTHSLIZED       FAIR              UNREALIZED
                                        FAIR VALUE               LOSSES         VALUE               LOSSES
--------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and               $14,141                 $(181)            $48                  $(2)
  government agencies and authorities
 States, municipalities and political            --                    --           1,036                  (25)
  subdivisions
 Foreign governments                         10,156                  (165)            467                  (17)
 Public utilities                            84,348                (2,577)         12,454                 (399)
 All other corporate bonds                  447,496                (9,015)         28,249               (1,577)
 Mortgage backed securities                 168,489                (2,144)         44,631               (1,518)
                                        -----------            ----------       ---------            ---------
                TOTAL FIXED MATURITIES     $724,630              $(14,082)        $86,885              $(3,538)
                                        -----------            ----------       ---------            ---------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks          134,790                (2,979)         24,213               (1,295)
                                        -----------            ----------       ---------            ---------
               TOTAL EQUITY SECURITIES     $134,790               $(2,979)        $24,213              $(1,295)
                                        -----------            ----------       ---------            ---------

                                        12 MONTHS OR MORE
                                        UNREALIZED           TOTAL  UNREALIZED
                                        LOSSES IR VALUE               LOSSES
--------------------------------------  -------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and                    $14,189                 $(183)
  government agencies and authorities
 States, municipalities and political              1,036                   (25)
  subdivisions
 Foreign governments                              10,623                  (182)
 Public utilities                                 96,802                (2,976)
 All other corporate bonds                       475,745               (10,592)
 Mortgage backed securities                      213,120                (3,662)
                                             -----------            ----------
                TOTAL FIXED MATURITIES          $811,515              $(17,620)
                                             -----------            ----------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks               159,003                (4,274)
                                             -----------            ----------
               TOTAL EQUITY SECURITIES          $159,003               $(4,274)
                                             -----------            ----------

The total unrealized losses represent 2% of the aggregate fair value of the related securities at December 31, 2006 and 2005. Approximately 79% and 78% of these unrealized losses have been in a continuous loss position for less than twelve months in 2006 and 2005, respectively. The total unrealized losses are comprised of 518 and 543 individual securities with 95% and 97% of the individual securities having an unrealized loss of less than $200 in 2006 and 2005, respectively. The total unrealized losses on securities that were in a continuous unrealized loss position for greater than six months but less than 12 months were approximately $793 and $4,224 in 2006 and 2005, respectively. There were no securities with an unrealized loss of greater than $200 having a market value below 90% and 86% of book value at December 31, 2006 and 2005, respectively.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and recorded $348, $266 and $131 of additional other-than-temporary impairments as of December 31, 2006, 2005 and 2004, respectively. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the prices of the securities in an unrealized loss position as of December 31, 2006 in the sectors discussed above were temporarily depressed primarily as a result of the prevailing level of interest rates at the time the securities were purchased. The Company has the intent and ability to hold these assets until the date of recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2006, approximately 42% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Pennsylvania. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $62 to $13,664 at December 31, 2006 and from $21 to $13,953 at December 31, 2005. The mortgage loan balance valuation allowance for losses was $2,705 and $12,831 at December 31, 2006 and 2005, respectively.

At December 31, 2006, loan commitments outstanding totaled approximately $11,995. Furthermore, at December 31, 2006, the Company is committed to fund additional capital contributions of $10,723 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturities carried at $4,740 and $334,131 at December 31, 2006 and 2005, respectively, on deposit with various governmental authorities as required by law. The reason for the large decrease is due to the transfer of the Company's Canadian business to ALOC. See
Note 15 -- Related Party Transactions.

SECURITY LENDING

The Company engages in transactions in which fixed maturities, especially bonds issued by the United States Government, agencies, and U.S. Corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash held by a custodian bank for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral. At December 31, 2006 and 2005, securities with a fair value of $172,528 and $370,272, respectively, were on loan to select brokers and are included in the Company's available for sale investment. At December 31, 2006 and 2005, collateral with a fair value of $176,937 and $384,141, respectively, is included in the Company's assets with offsetting liabilities.

4. INCOME TAXES

The Company and its subsidiaries are subject to U.S. tax and are part of a U.S. consolidated federal income tax return with the Parent. Information about the Company's current and deferred tax expense are as follows:

                                          YEARS ENDED DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
Current expense:
 Federal                            $94,368         $43,766         $35,244
 Foreign                                274             788             494
                                 ----------       ---------       ---------
          TOTAL CURRENT EXPENSE      94,642          44,554          35,738
                                 ----------       ---------       ---------
Deferred expense (benefit)
 Federal                             11,934          24,968          24,712
 Foreign                                 --            (730)           (618)
                                 ----------       ---------       ---------
         TOTAL DEFERRED EXPENSE      11,934          24,238          24,094
                                 ----------       ---------       ---------
       TOTAL INCOME TAX EXPENSE    $106,576         $68,792         $59,832
                                 ----------       ---------       ---------

International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                                             DECEMBER 31,
                                                                           2006                  2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                                                     35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Dividends received deduction                                               (2.1)                 (2.9)                 (2.7)
 Permanent nondeductible expenses                                           (0.3)                  0.2                   0.2
 Adjustment for deferred liabilities                                          --                    --                  (0.5)
 Change in reserve for prior year taxes                                      9.5                   4.8                   1.7
 Goodwill                                                                     --                   0.1                    --
 Other                                                                        --                    --                  (0.4)
                                                                           -----                 -----                 -----
EFFECTIVE INCOME TAX RATE:                                                  42.1%                 37.2%                 33.3%
                                                                           -----                 -----                 -----

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                             DECEMBER 31,
                                                        2006             2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 Policyholder and separate account reserves                $923          $21,485
 Accrued liabilities                                     11,881            3,837
 Investment adjustments                                     131            3,850
 Deferred acquisition costs                              26,794           10,858
 Deferred gains on reinsurance                           55,354           60,579
                                                      ---------       ----------
                           GROSS DEFERRED TAX ASSETS     95,083          100,609
                                                      ---------       ----------
DEFERRED TAX LIABILITIES:
 Unrealized gains on fixed maturities and equities       33,132           60,587
 Other liabilities                                       20,684           14,678
                                                      ---------       ----------
                      GROSS DEFERRED TAX LIABILITIES     53,816           75,265
                                                      ---------       ----------
                       NET DEFERRED INCOME TAX ASSET    $41,267          $25,344
                                                      ---------       ----------

At December 31, 2006, the Company and its subsidiaries had no capital loss carryforwards for U.S. federal income tax purposes.

5. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                     AS OF DECEMBER 31,
                                                    2006            2005
--------------------------------------------------------------------------------
Insurance premiums receivable                       $77,187         $82,263
Other receivables                                    28,023          12,829
Allowance for uncollectible items                    (6,612)         (6,526)
                                                  ---------       ---------
                                           TOTAL    $98,598         $88,566
                                                  ---------       ---------

6. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2006 and 2005. All the outstanding shares at December 31, 2006 are owned by the Parent (see Note 1). The Company paid dividends of $210,000, $180,000 and $76,250 at December 31, 2006, 2005 and 2004,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 7).

7. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed Statutory Accounting Principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                          YEARS ENDED AND AT DECEMBER 31,
                                       2006             2005             2004
--------------------------------------------------------------------------------
Statutory Net Income                  $212,898   (1)   $127,094         $127,187
                                    ----------  ---  ----------       ----------
Statutory Capital and Surplus         $515,105         $535,418         $602,875
                                    ----------       ----------       ----------

(1) The $212,898 net income in 2006 includes a gain of approximately $31,700, after-tax, resulting from the April 2006 transfer of the Company's Canadian insurance operations to an affiliated entity not subject to SAP and approximately $40,500, after-tax, from a settlement awarded to the Company in the fourth quarter of 2006 resulting from the successful resolution of a contract dispute with Progeny Marketing Innovations, a wholly-owned subsidiary of Cendant Corporation.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2006, the Company declared and paid dividends of $210,000, of which all was extraordinary. In 2005, the Company declared and paid dividends of $180,000, of which $120,280 was ordinary and $59,720 was extraordinary. In 2004, the Company declared and paid dividends of $76,250, all of which were ordinary. The Company has the ability, under state regulatory requirements, to dividend up to $144,000 to its parent in 2007 without permission from Iowa regulators.

8. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                        2006           2005
--------------------------------------------------------------------------------
Ceded future policyholder benefits and expenses        $1,212,991     $1,181,660
Ceded unearned premium                                     19,579         19,263
Ceded claims and benefits payable                          56,427         45,003
Ceded paid losses                                          14,623         15,104
                                                    -------------  -------------
                                             TOTAL     $1,303,620     $1,261,030
                                                    -------------  -------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                          2006                                           2005
                                          LONG           SHORT                           LONG           SHORT
                                        DURATION       DURATION          TOTAL         DURATION       DURATION          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Gross earned
 Premiums and other considerations      $384,626       $1,089,002      $1,473,628      $475,081       $1,360,420      $1,835,501
 Premiums assumed                         11,655         180,522         192,177         14,513         153,412         167,925
 Premiums ceded                         (291,700)         (7,285)       (298,985)      (276,240)        (16,415)       (292,655)
                                        --------       ---------       ---------       --------       ---------       ---------
         NET EARNED PREMIUMS AND OTHER  $104,581       $1,262,239      $1,366,820      $213,354       $1,497,417      $1,710,771
                        CONSIDERATIONS
                                        --------       ---------       ---------       --------       ---------       ---------
Gross policyholder
 Benefits                               $851,688        $710,890       $1,562,578      $877,175        $905,968       $1,783,143
 Benefits assumed                         36,405         179,652         216,057         39,758         159,283         199,041
 Benefits ceded                         (748,887)         (2,694)       (751,581)      (682,240)         (6,655)       (688,895)
                                        --------       ---------       ---------       --------       ---------       ---------
             NET POLICYHOLDER BENEFITS  $139,206        $887,848       $1,027,054      $234,693       $1,058,596      $1,293,289
                                        --------       ---------       ---------       --------       ---------       ---------

                                                YEARS ENDED DECEMBER 31,
                                                          2004
                                          LONG           SHORT
                                        DURATION       DURATION          TOTAL
--------------------------------------  ---------------------------------------------
Gross earned
 Premiums and other considerations      $512,103       $1,367,581      $1,879,684
 Premiums assumed                         18,383         160,827         179,210
 Premiums ceded                         (278,496)        (23,768)       (302,264)
                                        --------       ---------       ---------
         NET EARNED PREMIUMS AND OTHER  $251,990       $1,504,640      $1,756,630
                        CONSIDERATIONS
                                        --------       ---------       ---------
Gross policyholder
 Benefits                               $771,003        $935,771       $1,706,774
 Benefits assumed                         43,067         151,705         194,772
 Benefits ceded                         (545,646)         (3,761)       (549,407)
                                        --------       ---------       ---------
             NET POLICYHOLDER BENEFITS  $268,424       $1,083,715      $1,352,139
                                        --------       ---------       ---------

The Company had $127,789 and $126,940 of assets held in trusts as of December 31, 2006 and 2005, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral home chains other than those owned and operated by SCI for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of its FFG division. The Company's reinsurance recoverable from The Hartford was $752,377 and $819,735 as of December 31, 2006 and 2005, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments. Assets backing ceded liabilities related to these businesses are held in trust for the benefit of the Company and the separate accounts relating to the annuity business are still reflected as separate accounts in the Company's balance sheet.

In 2000, the Parent divested its LTC operations to John Hancock. The Company's reinsurance recoverable from John Hancock was $423,889 and $354,288 as of December 31, 2006 and 2005, respectively.

9. RESERVES

The following table provides reserve information by major lines of business as of December 31, 2006 and 2005:

                                                               DECEMBER 31, 2006
                                        FUTURE                                                       INCURRED
                                        POLICY                                                        BUT NOT
                                     BENEFITS AND               UNEARNED               CASE          REPORTED
                                       EXPENSES                 PREMIUMS             RESERVE         RESERVES
--------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                           $1,354,105                  $1,554                $4,643            $899
 Life insurance no longer
  offered                                278,578                     655                   730              26
 FFG and LTC disposed
  businesses                           1,110,516                  18,632                41,838           5,280
 All other                                 4,185                     514                14,019           7,439
SHORT DURATION CONTRACTS:
 Group term life                              --                   6,448               309,144          51,278
 Group disability                             --                   1,926             1,298,627         149,944
 Medical                                      --                   6,002                10,451          16,901
 Dental                                       --                   3,208                 3,331          18,392
 Credit life and disability                   --                       6                 1,505           4,279
                                      ----------                 -------            ----------       ---------
                          TOTAL       $2,747,384                 $38,945            $1,684,288        $254,438
                                      ----------                 -------            ----------       ---------

                                                               DECEMBER 31, 2005
                                        FUTURE                                                       INCURRED
                                        POLICY                                                        BUT NOT
                                     BENEFITS AND               UNEARNED               CASE          REPORTED
                                       EXPENSES                 PREMIUMS             RESERVE         RESERVES
-------------------------------  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                           $1,740,023                  $1,940                $5,494          $1,125
 Life insurance no longer
  offered                                289,078                     687                   856              27
 FFG and LTC disposed
  businesses                           1,121,837                  18,964                30,533           2,689
 All other                                 3,639                     636                10,940           8,329
SHORT DURATION CONTRACTS:
 Group term life                              --                   5,824               312,096          55,832
 Group disability                             --                   1,913             1,269,320         162,413
 Medical                                      --                   6,360                13,263          21,041
 Dental                                       --                   3,561                 3,142          21,516
 Credit life and disability                   --                      95                 3,464          14,531
                                      ----------                 -------            ----------       ---------
                          TOTAL       $3,154,577                 $39,980            $1,649,108        $287,503
                                      ----------                 -------            ----------       ---------

The following table provides a roll forward of the claims and benefits payable for the Company's group term life and group disability lines of business. These are the Company's product lines with the most significant short duration claims and benefits payable balances.

                                                GROUP             GROUP
                                              TERM LIFE         DISABILITY
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2004, GROSS OF
 REINSURANCE                                    $368,873         $1,307,849
Less: Reinsurance ceded and other(1)                 (37)           (16,182)
                                              ----------       ------------
Balance as of January 1, 2004, net of
 reinsurance                                     368,836          1,291,667
Incurred losses related to:
 Current year                                    207,733            388,819
 Prior year's interest                             9,552             57,010
 Prior year(s)                                   (44,375)           (67,488)
                                              ----------       ------------
Total incurred losses                            172,910            378,341
Paid losses related to:
 Current year                                    130,901             67,214
 Prior year(s)                                    41,671            247,883
                                              ----------       ------------
Total paid losses                                172,572            315,097
Balance as of December 31, 2004, net of
 reinsurance                                     369,174          1,354,911
Plus: Reinsurance ceded and other(1)                  36             13,909
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2004, GROSS OF
 REINSURANCE                                    $369,210         $1,368,820
                                              ----------       ------------
Less: Reinsurance ceded and other(1)                 (36)           (13,909)
                                              ----------       ------------
Balance as of January 1, 2005, net of
 reinsurance                                     369,174          1,354,911
Incurred losses related to:
 Current year                                    199,360            370,700
 Prior year's interest                             9,159             61,415
 Prior year(s)                                   (50,890)           (37,384)
                                              ----------       ------------
Total incurred losses                            157,629            394,731
Paid losses related to:
 Current year                                    121,059             69,114
 Prior year(s)                                    38,072            263,098
                                              ----------       ------------
Total paid losses                                159,131            332,212
Balance as of December 31, 2005, net of
 reinsurance                                     367,672          1,417,430
Plus: Reinsurance ceded and other(1)                 256             14,303
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2005, GROSS OF
 REINSURANCE                                    $367,928         $1,431,733
                                              ----------       ------------
Less: Reinsurance ceded and other(1)                (256)           (14,303)
                                              ----------       ------------
Balance as of January 1, 2006, net of
 reinsurance                                     367,672          1,417,430
Incurred losses related to:
 Current year                                    188,983            373,609
 Prior year's interest                             9,575             62,270
 Prior year(s)                                   (54,438)           (78,352)
                                              ----------       ------------
Total incurred losses                            144,120            357,527
Paid losses related to:
 Current year                                    117,626             64,914
 Prior year(s)                                    34,156            271,526
                                              ----------       ------------
Total paid losses                                151,782            336,440
Balance as of December 31, 2006, net of
 reinsurance                                     360,010          1,438,517
Plus: Reinsurance ceded and other(1)                 412             10,054
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2006, GROSS OF
 REINSURANCE                                    $360,422         $1,448,571
                                              ----------       ------------

(1) Reinsurance ceded and other includes claims and benefits payable balance that have either been [a] reinsured to third parties, [b] established for claims related expenses whose subsequent payment is not recorded as a paid claim, or [c] reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Claims and benefits payable include claims in process as well as provisions for incurred but not reported claims. Such amounts are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since claims and benefits payable include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability claims and benefits payable show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of pre-funded funeral life insurance policies and annuity contracts, life insurance policies no longer offered, and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

PRENEED BUSINESS -- INDEPENDENT DIVISION

Interest and discount rates for pre-funded funeral life insurance are level, vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2006 and 2005 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2006 and 2005.

Interest and discount rates for traditional life insurance no longer offered vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2006 and 2005 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2006 and 2005.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on pre-funded funeral life insurance policies ranged from 1.0% to 7.0% in 2006 and 2005. Some policies have future policy benefit increases, which are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2006 and 2005 with the exception of most policies issued in 2006 and 2005 where the assumption was 2.3%. Traditional life products issued by the PreNeed business have level benefits.

The reserves for annuities issued by the independent division are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 2.0% to 5.5% in 2006 and 2005. Withdrawal charges, if any, generally range from 7.0% to 0% and grade to zero over a period of seven years for business issued in the United States. Canadian annuity products have a surrender charge that varies by product series and premium paying period, typically grading to zero after all premiums have been paid.

FFG AND LTC

The reserves for FFG and LTC are included in the company's reserves in accordance with Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("FAS 113"). The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 8).

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2006 and 2005 liabilities include $1,410,711 and $1,376,793, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2006 and 2005 are $445,004 and $445,984, respectively.

10. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities, which includes both public and 144A securities, is based on quoted market prices, where available. For fixed maturity securities that are not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, excluding 144A securities, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: the fair value of equity securities and non-sinking fund preferred stocks is based on quoted market prices.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The carrying amounts of the remaining other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the fair values of securities lending assets and liabilities are based on quoted market prices.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

OTHER ASSETS: a derivative instrument, the Consumer Price Index Cap, is recorded in other assets. The fair value of this derivative is based on quoted market prices.

                                                                        DECEMBER 31, 2006                DECEMBER 31, 2005
                                                                   CARRYING                         CARRYING
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Cash and cash equivalents                                            $75,233            $75,233       $19,042            $19,042
 Fixed maturities                                                   2,915,346          2,915,346     3,488,415          3,488,415
 Equity securities                                                    320,010            320,010       318,120            318,120
 Commercial mortgage loans on real estate                             750,283            774,030       758,966            815,753
 Policy loans                                                           7,840              7,840         9,773              9,773
 Short-term investments                                                48,141             48,141        80,329             80,329
 Collateral held under securities lending                             176,937            176,937       384,141            384,141
 Other investments                                                     87,323             87,323        61,024             61,024
 Other assets                                                           6,451              6,451         8,753              8,753
 Assets held in separate accounts                                   3,020,811          3,020,811     3,200,233          3,200,233
FINANCIAL LIABILITIES
 Policy reserves under investment products (Individual and
  group annuities, subject to discretionary withdrawal)              $355,178           $352,809      $616,733           $609,603
 Obligations under securities lending                                 176,937            176,937       384,141            384,141
 Liabilities related to separate accounts                           3,020,811          3,020,811     3,200,233          3,200,233

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $8,240, $7,881 and $9,409 for 2006, 2005 and 2004, respectively.

The Company participates in a contributory profit sharing plan, sponsored by the Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was $5,688, $5,656 and $5,462 for 2006, 2005 and 2004, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $0, $0 and $1,767 in 2006, 2005 and 2004, respectively, as claims were incurred. During 2006, 2005 and 2004 the Company incurred expenses related to retirement benefits of $1,532, $1,505 and $4,333, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                              DECEMBER 31,
                                2006             2005              2004
--------------------------------------------------------------------------------
Beginning Balance              $123,222          $116,060          $103,606
Transfer of Canadian
 Business                       (45,690)               --                --
Costs deferred                   27,874            78,432            78,106
Amortization                    (41,772)          (72,726)          (68,508)
Foreign currency
 translation                        (63)            1,456             2,856
                             ----------       -----------       -----------
             ENDING BALANCE     $63,571          $123,222          $116,060
                             ----------       -----------       -----------

13. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) are as follows:

                                        GOODWILL FOR THE YEAR ENDED                         VOBA FOR THE YEAR ENDED
                                                DECEMBER 31,                                     DECEMBER 31,
                                   2006             2005             2004            2006            2005            2004
---------------------------------------------------------------------------------------------------------------------------------
Beginning Balance                 $164,643         $156,143         $157,024         $33,965         $39,413         $45,710
 Transfer of Canadian Business      (7,817)              --               --          (2,692)             --              --
 Dental mergers (see Note 1)            --            8,594               --              --              --              --
 Acquisitions (Dispositions)            --             (340)              --              --              --              --
 Amortization, net of interest          --               --               --          (4,603)         (5,532)         (6,503)
  accrued
 Foreign Currency Translation           (9)             246             (881)             (3)             84             206
                                ----------       ----------       ----------       ---------       ---------       ---------
                ENDING BALANCE    $156,817         $164,643         $156,143         $26,667         $33,965         $39,413
                                ----------       ----------       ----------       ---------       ---------       ---------

As of December 31, 2006, the majority of the outstanding balance of VOBA relates to the Company's pre-funded funeral insurance business. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2006 the estimated amortization of VOBA for the next five years is as follows:

YEAR                                                                AMOUNT $
--------------------------------------------------------------------------------
2007                                                                  3,851
2008                                                                  3,051
2009                                                                  2,272
2010                                                                  1,799
2011                                                                  1,638

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                            FOREIGN CURRENCY        UNREALIZED GAINS        ACCUMULATED OTHER
                                                              TRANSLATION             (LOSSES) ON             COMPREHENSIVE
                                                               ADJUSTMENT              SECURITIES                 INCOME
---------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2003                                      $3,933                 $152,469                 $156,402
Activity in 2004                                                   2,784                   13,489                   16,273
                                                                --------               ----------               ----------
Balance at December 31, 2004                                       6,717                  165,958                  172,675
Dental Merger (See Note 2)                                            --                       34                       34
Activity in 2005                                                     300                  (53,480)                 (53,180)
                                                                --------               ----------               ----------
Balance at December 31, 2005                                       7,017                  112,512                  119,529
Transfer of Canadian Business                                     (7,227)                 (11,729)                 (18,956)
Activity in 2006                                                     151                  (38,445)                 (38,294)
                                                                --------               ----------               ----------
Balance at December 31, 2006                                        $(59)                 $62,338                  $62,279
                                                                --------               ----------               ----------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2006, 2005 and 2004, were $36,181, $32,103 and $27,940, respectively. Net expenses paid to affiliates were $33,245, $38,846 and $34,462, for the years ended December 31, 2006, 2005 and 2004. Information technology expenses were $44,470, $56,866 and $51,295 for years ended December 31, 2006, 2005 and 2004, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company ("UFL"). The Company has assumed premium from UFL of $9,838, $12,215 and $15,136 in 2006, 2005 and 2004, respectively. The Company assumed $548,472 and $572,790 of reserves in 2006 and 2005, respectively, from UFL.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLIC"). The Company assumed $6,916, $6,588 and $6,526 of premium from USLIC in 2006, 2005 and 2004, respectively. The Company assumed $29,151 and $24,879 of reserves in 2006 and 2005, respectively, from USLIC.

On April 1, 2006, the Company transferred the assets and liabilities related to its Canadian operations to ALOC, an indirectly wholly owned subsidiary of the Parent, in exchange for ALOC common stock equal to the fair value of the net assets transferred. The Company transferred assets of approximately $473,000 and liabilities of approximately $400,000 related to its Canadian operations to ALOC for the purpose of re-domesticating its Canadian operations to Canada. In return, the Company received approximately $75,000 of ALOC common stock which was then sold to the Parent. In addition, there was a reinsurance agreement between the Company and ALOC for the existing insurance in force in which the Company was relieved of any liability to the insured. As a result of these transactions, the Company recognized an increase to equity of approximately $2,000.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2006, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2007                                                                      $8,350
2008                                                                       7,670
2009                                                                       6,531
2010                                                                       6,092
2011                                                                       5,032
Thereafter                                                                   625
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $34,300
                                                                       ---------

Rent expense was $8,713, $9,699 and $10,904 for 2006, 2005 and 2004
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    (a) Form of Principal Underwriter and Servicing Agreement.(1)
              (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(3)
       (6) (a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(4)
              (b) Restated By-laws of Fortis Benefits Insurance Company.(4)
              (c) Articles of Amendment of Fortis Benefits Insurance Company.(5)
              (d) Amendment to the Restated Bylaws of Fortis Benefits Insurance Company.(5)
       (7)    Reinsurance Contract and Administrative Services Agreement.(1)
       (8)    Form of Participation Agreement.(1)
       (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.
       (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
       (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (26)   Organizational Chart.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 33-19421 filed with the Commission on April 28, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, File No. 33-19421, dated April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, File No. 33-19421, dated October 21, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

NAME AND ADDRESS                                       POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------------
Robert Brian Pollock(1)           Chairman of the Board and Director
Michael John Peninger(2)          Executive Vice President (President - Group Nonmedical), Director
P. Bruce Camacho(1)               President and Chief Executive Officer
Lesley G. Silvester(1)            Director
Peter A. Welker(1)                Treasurer
S. Craig Lemasters(3)             Director

(1)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address: 260 Interstate North Circle, NW, Atlanta, GA 30339.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement File No. 333-79701 filed with the Commission on April 9, 2007

ITEMS 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2007 there were 57,166 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                              TITLE
-------------------------------------------------------------------------------------------------------
Richard Fergesen*          Chief Financial Officer, Treasurer, Assistant Financial Principal Director
                           and
Walter R. White*           Chief Operating Officer
Brian Murphy*              Director, President and Chief Executive Officer
John C. Walters**          Director
Richard G Costello***      Assistant Secretary
Mark Sides                 Chief Legal Officer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089.

*** Hartford Plaza, Hartford, CT 06115.

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                    576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                   500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company             500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 9th day of April, 2007.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:    P. Bruce Camacho                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       P. Bruce Camacho,                           Richard J. Wirth
       President and Chief Executive               Attorney-in-Fact
       Officer*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    P. Bruce Camacho
       -----------------------------------
       P. Bruce Camacho,
       President and Chief Executive
       Officer*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

P. Bruce Camacho
 President and Chief Executive Officer*
Alan W. Feagin
 Director*
Robert B. Pollock
 Chairman of the Board, Director*
Michael J. Peninger
  Director*                                                        *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Ranell M. Jacobson                                                        Richard J. Wirth
 Treasurer, Principal Accounting Officer, and Principal Financial         Attorney-in-Fact
 Officer*
Lesley G. Silvester                                                Date:  April 9th, 2007
 Director*

33-19421

                                 EXHIBIT INDEX

        9  Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm
    10(b)  Consent of Deloitte & Touche, Independent Registered Public Accounting Firm
       99  Copy of Power of Attorney.